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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05371

Russell Investment Funds

(Exact name of registrant as specified in charter)

1301 2nd Avenue 18th Floor, Seattle Washington 98101
(Address of principal executive offices) (Zip code)

Mary Beth R. Albaneze, Secretary and Chief Legal Officer
1301 2nd Avenue
18th Floor
Seattle, Washington 98101
206-505-4846

_____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-787-7354

Date of fiscal year end: December 31

Date of reporting period: January 1, 2016 – September 30, 2016

Item 1. Schedule of Investments

Russell Investment Funds

Russell Investment Funds is
a series investment company
with nine different investment
portfolios referred to as Funds.
This Quarterly Report reports on
five of these Funds.

Russell Investment Funds

Quarterly Report

September 30, 2016 (Unaudited)

Table of Contents

Russell Investment Funds

Copyright © Russell Investments 2016. All rights reserved.

Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates with minority stakes held by funds managed by Reverence Capital Partners and Russell Investments’ management.

Frank Russell Company is the owner of the Russell trademarks contained in this material and all trademark rights related to the Russell trademarks, which the members of the Russell Investments group of companies are permitted to use under license from Frank Russell Company. The members of the Russell Investments group of companies are not affiliated in any manner with Frank Russell Company or any entity operating under the “FTSE RUSSELL”
brand.

Fund objectives, risks, charges and expenses should be carefully considered before in-
vesting. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Investments Financial Services, LLC., member FINRA, part of
Russell Investments.

Russell Investment Funds
Multi-Style Equity Fund

Schedule of Investments — September 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 94.4%			Kroger Co. (The)	185	5
Consumer Discretionary - 10.8%			Mondelez International, Inc. Class A	141,809	6,226
Aaron's, Inc. Class A	40,500	1,030	Monster Beverage Corp.(Æ)	30	4
Amazon.com, Inc.(Æ)	6,503	5,445	Nu Skin Enterprises, Inc. Class A	4,300	279
Comcast Corp. Class A(Æ)	6,241	414	PepsiCo, Inc.	56,126	6,106
Cooper-Standard Holding, Inc.(Æ)	9,000	889	Philip Morris International, Inc.	51,583	5,014
Costco Wholesale Corp.	1,123	171	Pinnacle Foods, Inc.	5,200	261
Deckers Outdoor Corp.(Æ)	13,016	775	Procter & Gamble Co. (The)	45,138	4,050
Delphi Automotive PLC	10,146	724	Reynolds American, Inc.	2,149	101
Dollar Tree, Inc.(Æ)	8,090	639	Sanderson Farms, Inc.	4,800	462
eBay, Inc.(Æ)	31,564	1,038	Sysco Corp.(Æ)	1,371	67
Estee Lauder Cos., Inc. (The) Class A	548	49	Tyson Foods, Inc. Class A	6,400	478
Ford Motor Co.	125,400	1,514	Unilever NV	79,499	3,666
Gap, Inc. (The)(Æ)	34,881	776	United Natural Foods, Inc.(Æ)	15,000	601
General Motors Co.	55,700	1,770	Walgreens Boots Alliance, Inc.	118	10
Harman International Industries, Inc.	11,500	971			37,501
Home Depot, Inc. (The)	3,222	415
IMAX Corp.(Æ)	20,240	586	Energy - 6.6%
Lennar Corp. Class A	15,520	657	Antero Resources Corp.(Æ)	25,200	679
Lowe's Cos., Inc.	8,117	586	Baker Hughes, Inc.	24,600	1,242
McDonald's Corp.	2,283	263	BP PLC - ADR	25,568	899
Murphy USA, Inc.(Æ)	4,100	293	Chevron Corp.	2,972	306
Newell Brands, Inc.	37,837	1,992	ConocoPhillips	26,659	1,159
News Corp. Class A	47,200	660	Core Laboratories NV	25,341	2,846
Nike, Inc. Class B	36,134	1,903	Energen Corp.(Æ)	8,800	508
O'Reilly Automotive, Inc.(Æ)	6,342	1,776	Ensco PLC Class A	53,000	451
Panera Bread Co. Class A(Æ)	3,332	649	EOG Resources, Inc.	15,900	1,538
PVH Corp.	9,700	1,072	Exxon Mobil Corp.	60,299	5,262
Royal Caribbean Cruises, Ltd.	11,696	877	Halliburton Co.	11,647	523
Six Flags Entertainment Corp.	6,600	354	HollyFrontier Corp.	12,700	311
Starbucks Corp.	75,553	4,089	Marathon Oil Corp.	71,900	1,137
Target Corp.	24,315	1,670	Marathon Petroleum Corp.	10,900	442
Thomson Reuters Corp.	671	28	Occidental Petroleum Corp.	24,475	1,785
Tiffany & Co.	7,485	544	Phillips 66	18,010	1,451
Time Warner, Inc.	13,182	1,049	Pioneer Natural Resources Co.	14,522	2,696
Time, Inc.	17,700	256	QEP Resources, Inc.(Æ)	56,100	1,096
TJX Cos., Inc.	51,939	3,883	Schlumberger, Ltd.	42,252	3,322
Ulta Salon Cosmetics & Fragrance, Inc.(Æ)	7,357	1,751	Superior Energy Services, Inc.(Æ)	8,200	147
Under Armour, Inc. Class A(Æ)	12,644	489	Valero Energy Corp.	24,700	1,309
VF Corp.	801	45	Weatherford International PLC(Æ)	35,800	201
Wal-Mart Stores, Inc.	54,063	3,900	Whiting Petroleum Corp.(Æ)	18,000	157
Walt Disney Co. (The)	4,212	391			29,467
Whirlpool Corp.	4,332	702
Wynn Resorts, Ltd.	6,704	653	Financial Services - 21.1%
Yum! Brands, Inc.	87	8	Aflac, Inc.	1,031	74
		47,746	Allstate Corp. (The)	19,959	1,380
			American Express Co.(Æ)	23,507	1,505
Consumer Staples - 8.4%			American International Group, Inc.	15,575	924
Altria Group, Inc.	30,577	1,933	American Tower Corp. (ö)	56,180	6,368
Archer-Daniels-Midland Co.	28,600	1,206	Ameriprise Financial, Inc.	11,444	1,142
Bunge, Ltd.	19,400	1,149	Aon PLC	685	77
Coca-Cola Co. (The)	10,088	427	Aspen Insurance Holdings, Ltd.	8,052	375
Colgate-Palmolive Co.	2,244	166	Assurant, Inc.	2,400	221
Constellation Brands, Inc. Class A	8,153	1,357	AvalonBay Communities, Inc. (ö)	6,970	1,240
CVS Health Corp.	10,172	906	Bank of America Corp.	271,828	4,254
Energizer Holdings, Inc.(Æ)	5,800	461	Bank of New York Mellon Corp. (The)	25,176	1,004
General Mills, Inc.(Æ)	1,525	97	BB&T Corp.	1,966	74
Kellogg Co.	7,460	578	Berkshire Hathaway, Inc. Class B(Æ)	49,728	7,186
Kimberly-Clark Corp.	922	116	BlackRock, Inc. Class A	3,430	1,244
Kraft Heinz Co. (The)	19,827	1,775	Capital One Financial Corp.	19,800	1,422

See accompanying notes which are an integral part of this quarterly report.

Multi-Style Equity Fund 3

Russell Investment Funds
Multi-Style Equity Fund

Schedule of Investments, continued — September 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
CHUBB, Ltd.	14,185	1,782	Centene Corp.(Æ)	2,600	174
Citigroup, Inc.	89,541	4,228	Cigna Corp.	198	26
Citizens Financial Group, Inc.	48,400	1,196	DexCom, Inc.(Æ)	9,531	835
CME Group, Inc. Class A	728	76	Edwards Lifesciences Corp.(Æ)	15,360	1,852
Comerica, Inc.	37,307	1,765	Eli Lilly & Co.	12,822	1,029
Crown Castle International Corp. (ö)	428	40	Endo International PLC(Æ)	8,490	171
Discover Financial Services	108	6	Express Scripts Holding Co.(Æ)	779	55
Ecolab, Inc.	28,678	3,490	HCA Holdings, Inc.(Æ)	13,595	1,028
Equifax, Inc.	5,992	806	Humana, Inc.	125	22
Equity Residential (ö)	904	58	Intuitive Surgical, Inc.(Æ)	1,997	1,447
Everest Re Group, Ltd.	2,870	545	Johnson & Johnson	91,210	10,776
Fidelity National Information Services, Inc.	9,900	763	Magellan Health, Inc.(Æ)	5,600	301
FleetCor Technologies, Inc.(Æ)	8,341	1,449	Medtronic PLC	30,045	2,596
Franklin Resources, Inc.	683	24	Merck & Co., Inc.	96,530	6,024
Genworth Financial, Inc. Class A(Æ)	100,038	496	Molina Healthcare, Inc.(Æ)	10,000	583
Goldman Sachs Group, Inc. (The)	7,730	1,247	Mylan NV(Æ)	25,770	982
Hanover Insurance Group, Inc. (The)	2,800	211	Ophthotech Corp.(Æ)	17,124	790
Hartford Financial Services Group, Inc.	28,143	1,205	Perrigo Co. PLC	3,900	360
Intercontinental Exchange, Inc.	110	30	Pfizer, Inc.	85,116	2,883
JPMorgan Chase & Co.	47,983	3,195	Stryker Corp.	863	100
KeyCorp	87,593	1,066	TESARO, Inc.(Æ)	8,137	816
Lincoln National Corp.(Æ)	14,500	681	Thermo Fisher Scientific, Inc.	15,166	2,412
Loews Corp.	42,464	1,747	UnitedHealth Group, Inc.	9,889	1,385
Markel Corp.(Æ)	5,198	4,829			53,096
Marsh & McLennan Cos., Inc.	1,337	90
Mastercard, Inc. Class A	19,563	1,991	Materials and Processing - 1.9%
MetLife, Inc.	53,015	2,356	Acuity Brands, Inc.	1,198	317
PNC Financial Services Group, Inc. (The)	25,608	2,307	Air Products & Chemicals, Inc.	250	38
Principal Financial Group, Inc.	23,400	1,205	Albemarle Corp.	4,971	425
Public Storage (ö)	384	86	CRH PLC - ADR	58,165	1,935
Regions Financial Corp.	106,660	1,053	International Paper Co.	21,511	1,032
Simon Property Group, Inc. (ö)	5,595	1,159	Masco Corp.	29,200	1,002
SL Green Realty Corp. (ö)	9,340	1,010	PPG Industries, Inc.	11,780	1,218
State Street Corp.	32,578	2,268	Praxair, Inc.	16,742	2,022
SunTrust Banks, Inc.	31,400	1,375	Rio Tinto PLC - ADR	13,798	461
Synchrony Financial	48,178	1,349	Sherwin-Williams Co. (The)	166	46
Travelers Cos., Inc. (The)	14,968	1,715			8,496
US Bancorp	64,116	2,750
Visa, Inc. Class A	51,650	4,271	Producer Durables - 10.9%
Voya Financial, Inc.	39,900	1,150	3M Co.	1,519	268
Wells Fargo & Co.	143,843	6,370	Accenture PLC Class A	6,492	794
XL Group, Ltd.	39,007	1,312	AECOM(Æ)	32,107	955
Zions Bancorporation	15,800	490	Automatic Data Processing, Inc.	1,169	103
		93,732	B/E Aerospace, Inc.	43,019	2,222
			Boeing Co. (The)	78	10
Health Care - 12.0%			Chicago Bridge & Iron Co.	4,900	137
Abbott Laboratories	3,358	142	CSX Corp.	256	8
Aetna, Inc.	11,338	1,309	Danaher Corp.	1,576	124
Agilent Technologies, Inc.	21,600	1,017	Delta Air Lines, Inc.	22,320	879
Allergan PLC(Æ)	25,555	5,886	Eaton Corp. PLC	58	4
Amgen, Inc.	1,071	179	Emerson Electric Co.	366	20
Anthem, Inc.	10,008	1,254	FedEx Corp.	9,945	1,737
Baxter International, Inc.	1,279	61	Fortive Corp.	773	39
Becton Dickinson and Co.	485	87	General Dynamics Corp.(Æ)	8,558	1,328
Biogen, Inc.(Æ)	3,457	1,082	General Electric Co.	14,028	416
BioMarin Pharmaceutical, Inc.(Æ)	5,228	484	Honeywell International, Inc.	51,249	5,974
Boston Scientific Corp.(Æ)	36,100	859	Huntington Ingalls Industries, Inc.	3,936	604
Bristol-Myers Squibb Co.(Æ)	22,858	1,232	Illinois Tool Works, Inc.	700	84
Cardinal Health, Inc.	30,463	2,367	Johnson Controls International PLC	13,185	613
Celgene Corp.(Æ)	4,687	490	Kansas City Southern	26,809	2,502

See accompanying notes which are an integral part of this quarterly report.

4 Multi-Style Equity Fund

Russell Investment Funds
Multi-Style Equity Fund

Schedule of Investments, continued — September 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal		Fair
	Amount ($) or	Value		Amount ($) or		Value
	Shares	$		Shares		$
KBR, Inc.	27,000	409	Leidos Holdings, Inc.	676		29
L-3 Communications Holdings, Inc.	10,060	1,516	Marvell Technology Group, Ltd.	102,600		1,362
Lockheed Martin Corp.	655	157	Mentor Graphics Corp.	13,200		349
ManpowerGroup, Inc.	14,427	1,042	Micron Technology, Inc.(Æ)	36,300		645
Mettler-Toledo International, Inc.(Æ)	8,241	3,460	Microsoft Corp.	49,128		2,830
Norfolk Southern Corp.	9,236	896	NetApp, Inc.(Æ)	29,800		1,067
Northrop Grumman Corp.	427	91	NETGEAR, Inc.(Æ)	2,700		163
Orbital ATK, Inc.	6,900	526	Nuance Communications, Inc.(Æ)	29,900		434
Quanta Services, Inc.(Æ)	22,009	616	NXP Semiconductors NV(Æ)	20,292		2,070
Raytheon Co.(Æ)	30,551	4,159	ON Semiconductor Corp.(Æ)	73,100		901
Rockwell Automation, Inc.	8,361	1,023	Oracle Corp.	166,470		6,540
S&P Global, Inc.	6,098	772	QUALCOMM, Inc.	35,009		2,398
Sensata Technologies Holding NV(Æ)	46,146	1,790	SYNNEX Corp.	1,100		126
SkyWest, Inc.	6,600	174	Tech Data Corp.(Æ)	11,820		1,001
Southwest Airlines Co.	39,589	1,540	Texas Instruments, Inc.	2,609		183
Stanley Black & Decker, Inc.	14,513	1,785	Twitter, Inc.(Æ)	10,300		237
Terex Corp.	4,600	117	Verint Systems, Inc.(Æ)	12,800		482
Textron, Inc.	26,100	1,037	VMware, Inc. Class A(Æ)	16,800		1,232
TransDigm Group, Inc.(Æ)	15,987	4,622	Western Digital Corp.	24,200		1,415
Trinity Industries, Inc.	19,400	469	Zynga, Inc. Class A(Æ)	230,500		671
Triumph Group, Inc.	2,700	75				75,064
Union Pacific Corp.	12,947	1,263
United Parcel Service, Inc. Class B	1,783	195	Utilities - 5.8%
United Technologies Corp.	8,721	886	American Electric Power Co., Inc.	23,783		1,527
Waste Management, Inc.	773	49	AT&T, Inc.(Æ)	156,151		6,341
Xylem, Inc.	14,571	764	CenturyLink, Inc.	16,400		450
		48,254	Consolidated Edison, Inc.	14,100		1,062
			Dominion Resources, Inc.	1,159		86
Technology - 16.9%			Duke Energy Corp.	3,562		285
Activision Blizzard, Inc.	31,967	1,416	Edison International	10,700		773
Adobe Systems, Inc.(Æ)	26,355	2,861	Entergy Corp.	33,898		2,601
Advanced Micro Devices, Inc.(Æ)	96,220	665	FirstEnergy Corp.	31,100		1,029
Alibaba Group Holding, Ltd. - ADR(Æ)	9,702	1,026	Great Plains Energy, Inc.	10,100		276
Alphabet, Inc. Class A(Æ)	4,252	3,418	NextEra Energy, Inc.	11,641		1,424
Alphabet, Inc. Class C(Æ)	7,181	5,581	PG&E Corp.	21,954		1,342
Apple, Inc.	71,309	8,062	Public Service Enterprise Group, Inc.	13,000		544
Applied Materials, Inc.	20,800	627	Southern Co. (The)	32,235		1,654
ARRIS International PLC(Æ)	35,100	994	Telephone & Data Systems, Inc.	7,200		196
Arrow Electronics, Inc.(Æ)	7,600	486	T-Mobile US, Inc.(Æ)	22,146		1,035
Avnet, Inc.	13,580	558	Verizon Communications, Inc.(Æ)	96,607		5,021
Broadcom, Ltd.	11,960	2,063				25,646
Cisco Systems, Inc.(Æ)	74,032	2,348
Cognizant Technology Solutions Corp. Class			Total Common Stocks
A(Æ)	1,154	55	(cost $357,233)			419,002
Computer Sciences Corp.	22,458	1,173
Dell Technologies, Inc. - VMware Inc (Æ)	116	6	Short-Term Investments - 4.1%
Dolby Laboratories, Inc. Class A	4,300	233	Russell U.S. Cash Management Fund	18,111,670	(8)	18,112
Electronic Arts, Inc.(Æ)	9,975	852	Total Short-Term Investments
Facebook, Inc. Class A(Æ)	29,305	3,759	(cost $18,112)			18,112
Finisar Corp.(Æ)	15,400	459
FireEye, Inc.(Æ)	5,300	78	Total Investments 98.5%
Harris Corp.	11,280	1,033	(identified cost $375,345)			437,114
Hewlett Packard Enterprise Co.	38,478	875
HP, Inc.	86,200	1,339	Other Assets and Liabilities, Net
Intel Corp.	81,609	3,080	- 1.5%			6,727
International Business Machines Corp.	10,933	1,737	Net Assets - 100.0%			443,841
Intuit, Inc.(Æ)	28,302	3,114
JDS Uniphase Corp. Class W(Æ)	121,500	898
Juniper Networks, Inc.	45,700	1,100
Lam Research Corp.	10,906	1,033

See accompanying notes which are an integral part of this quarterly report.

Multi-Style Equity Fund 5

Russell Investment Funds
Multi-Style Equity Fund

Schedule of Investments, continued — September 30, 2016 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
S&P 500 E-Mini Index Futures	131	USD	14,150	12/16	28
S&P Consumer Discretionary Select Sector Index Futures	31	USD	2,493	12/16	2
S&P Health Care Select Sector Index Futures	34	USD	20	12/16	(20)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					10

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Common Stocks
Consumer Discretionary	$47,746	$—	$—	$—	$47,746
Consumer Staples	37,501	—	—	—	37,501
Energy	29,467	—	—	—	29,467
Financial Services	93,732	—	—	—	93,732
Health Care	53,096	—	—	—	53,096
Materials and Processing	8,496	—	—	—	8,496
Producer Durables	48,254	—	—	—	48,254
Technology	75,064	—	—	—	75,064
Utilities	25,646	—	—	—	25,646
Short-Term Investments	—	—	—	18,112	18,112
Total Investments	419,002	—	—	18,112	437,114

Other Financial Instruments
Assets
Futures Contracts	30	—	—	—	30
Liabilities
Futures Contracts	(20)	—	—	—	(20)
Total Other Financial Instruments*	$10	$—	$—	$—	$10

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended September 30, 2016 see note 2 in the Notes to
Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

6 Multi-Style Equity Fund

Russell Investment Funds
Aggressive Equity Fund

Schedule of Investments — September 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 95.2%			Superior Uniform Group, Inc.	10,370	205
Consumer Discretionary - 13.3%			Tandy Leather Factory, Inc.(Æ)	36,727	281
American Axle & Manufacturing Holdings,			Tenneco, Inc.(Æ)	4,878	284
Inc.(Æ)	4,433	76	Tower International, Inc.	2,308	56
American Eagle Outfitters, Inc.(Æ)	16,430	293	TRI Pointe Group, Inc.(Æ)	8,874	117
American Woodmark Corp.(Æ)	3,479	280	Tuesday Morning Corp.(Æ)	9,829	59
Big Lots, Inc.	21,053	1,005	Universal Electronics, Inc.(Æ)	17,943	1,337
Bloomin' Brands, Inc.	47,061	811	Vail Resorts, Inc.	5,014	787
Blue Nile, Inc.	4,814	166	Vera Bradley, Inc.(Æ)	4,875	74
Boot Barn Holdings, Inc.(Æ)	28,934	329	Winnebago Industries, Inc.	4,035	95
Career Education Corp.(Æ)	8,458	57	Wolverine World Wide, Inc.	18,614	429
Cato Corp. (The) Class A	6,430	211	ZAGG, Inc.(Æ)	51,391	416
Century Communities, Inc.(Æ)	24,296	523			28,951
Chegg, Inc.(Æ)	24,307	172
Chico's FAS, Inc.	20,366	242	Consumer Staples - 2.5%
Children's Place, Inc. (The)	10,994	878	Andersons, Inc. (The)	38,104	1,379
ClubCorp Holdings, Inc.	47,192	683	Cal-Maine Foods, Inc.(Æ)(Ñ)	2,252	87
Columbia Sportswear Co.	12,183	691	Flowers Foods, Inc.	27,001	408
Cooper Tire & Rubber Co.	32,217	1,225	Hain Celestial Group, Inc. (The)(Æ)	12,960	461
Cooper-Standard Holding, Inc.(Æ)	399	39	J&J Snack Foods Corp.	4,152	495
Dana, Inc.	6,005	94	John B Sanfilippo & Son, Inc.	10,781	553
Delta Apparel, Inc.(Æ)	21,432	353	Lancaster Colony Corp.	160	21
Destination Maternity Corp.(Æ)(Ñ)	8,633	61	Lifevantage Corp.(Æ)	10,532	100
Destination XL Group, Inc.(Æ)	80,399	348	Medifast, Inc.	2,179	82
Drew Industries, Inc.	2,471	242	Omega Protein Corp.(Æ)	16,989	397
Eldorado Resorts, Inc.(Æ)(Ñ)	12,598	177	Primo Water Corp.(Æ)	22,920	278
Finish Line, Inc. (The) Class A	36,787	849	Snyders-Lance, Inc.	16,838	565
Five Below, Inc.(Æ)	13,503	544	TreeHouse Foods, Inc.(Æ)	2,074	181
Fox Factory Holding Corp.(Æ)	21,375	491	USANA Health Sciences, Inc.(Æ)	558	77
Grand Canyon Education, Inc.(Æ)	9,867	399	Village Super Market, Inc. Class A	3,140	101
Gray Television, Inc.(Æ)	68,886	714	Weis Markets, Inc.	3,800	201
Helen of Troy, Ltd.(Æ)	10,209	880			5,386
Hibbett Sports, Inc.(Æ)(Ñ)	16,065	641
HSN, Inc.	20,720	825	Energy - 3.7%
IMAX Corp.(Æ)	3,131	91	Callon Petroleum Co.(Æ)	42,248	663
Kona Grill, Inc.(Æ)(Ñ)	17,478	220	CARBO Ceramics, Inc.(Æ)(Ñ)	38,149	417
LGI Homes, Inc.(Æ)(Ñ)	19,833	731	Delek US Holdings, Inc.	61,571	1,065
Libbey, Inc.	23,535	420	Green Plains, Inc.	7,342	192
Malibu Boats, Inc. Class A(Æ)	19,388	289	Gulfport Energy Corp.(Æ)	12,057	341
Marcus Corp.	23,036	577	Nabors Industries, Ltd.	56,221	684
MarineMax, Inc.(Æ)	33,387	699	PBF Energy, Inc. Class A	50,465	1,142
Marriott Vacations Worldwide Corp.	11,294	828	Ring Energy, Inc.(Æ)	26,011	285
MCBC Holdings, Inc.	16,495	188	RSP Permian, Inc.(Æ)	12,298	477
Meredith Corp.	7,394	384	Southwestern Energy Co.(Æ)	33,719	467
Nautilus, Inc.(Æ)	31,546	717	Superior Energy Services, Inc.(Æ)	26,475	474
Ollie's Bargain Outlet Holdings, Inc.(Æ)	22,266	584	Synergy Resources Corp.(Æ)	13,639	95
Outfront Media, Inc.(ö)	25,721	608	Western Refining, Inc.	47,101	1,245
Oxford Industries, Inc.	9,517	644	WPX Energy, Inc.(Æ)	34,764	459
Papa Murphy's Holdings, Inc.(Æ)(Ñ)	14,025	90			8,006
Penn National Gaming, Inc.(Æ)	38,550	523
Performance Sports Group, Ltd.(Æ)(Ñ)	15,783	64	Financial Services - 22.3%
Planet Fitness, Inc. Class A(Æ)(Ñ)	15,503	311	Acadia Realty Trust(ö)	2,389	87
Pool Corp.	2,616	247	AG Mortgage Investment Trust, Inc.(ö)	477	8
Quotient Technology, Inc.(Æ)	19,880	265	Agree Realty Corp.(ö)	11,179	553
Red Robin Gourmet Burgers, Inc.(Æ)	4,152	187	Alexander's, Inc.(ö)	188	79
Salem Media Group, Inc. Class A	25,616	151	Ambac Financial Group, Inc.(Æ)	7,581	139
Smith & Wesson Holding Corp.(Æ)(Ñ)	18,056	480	American Equity Investment Life Holding
SodaStream International, Ltd.(Æ)	12,637	336	Co.	34,222	607
Stamps.com, Inc.(Æ)(Ñ)	6,511	615	Amerisafe, Inc.	22,791	1,339
Steven Madden, Ltd.(Æ)	7,598	263	Anworth Mortgage Asset Corp.(ö)	1,609	8

See accompanying notes which are an integral part of this quarterly report.

Aggressive Equity Fund 7

Russell Investment Funds
Aggressive Equity Fund

Schedule of Investments, continued — September 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal	Fair			Principal	Fair
	Amount ($) or	Value			Amount ($) or	Value
	Shares	$			Shares	$
Apollo Commercial Real Estate Finance,				FNB Corp.	150,239	1,847
Inc.(ö)	4,153		68	Four Corners Property Trust, Inc.(ö)	3,276	70
Ares Commercial Real Estate Corp.(ö)	3,937		50	Franklin Street Properties Corp.(ö)	6,261	79
Armada Hoffler Properties, Inc.(ö)	4,066		54	German American Bancorp, Inc.	6,050	236
ARMOUR Residential REIT, Inc.(ö)	578		13	Getty Realty Corp.(ö)	3,214	77
Asta Funding, Inc.(Æ)	8,248		87	Gladstone Commercial Corp.(ö)	3,218	60
Atlas Financial Holdings, Inc.(Æ)	19,844		313	Government Properties Income Trust(ö)	989	22
Banc of California, Inc.	12,568		219	Gramercy Property Trust(ö)	31,728	306
BancFirst Corp.	838		61	Green Dot Corp. Class A(Æ)	42,633	983
Bancorp, Inc. (The)(Æ)	74,105		476	Hancock Holding Co.	22,218	721
Bank of the Ozarks, Inc.	1,646		63	Hannon Armstrong Sustainable Infrastructure
BankUnited, Inc.	12,788		386	Capital, Inc.(ö)	1,804	42
Banner Corp.(Æ)	15,642		684	Hanover Insurance Group, Inc. (The)	9,841	742
Boston Private Financial Holdings, Inc.	8,115		104	Healthcare Realty Trust, Inc.(ö)	3,181	108
Brandywine Realty Trust(Æ)(ö)	30,100		470	Heritage Financial Corp.	11,381	204
Brookline Bancorp, Inc.	30,970		378	Highwoods Properties, Inc.(ö)	6,337	330
Capitol Federal Financial, Inc.	7,247		102	Houlihan Lokey, Inc. Class A	10,297	258
Capstead Mortgage Corp.(ö)	1,478		14	Hudson Pacific Properties, Inc.(ö)	3,062	101
CareTrust REIT, Inc.(ö)	4,510		67	Iberiabank Corp.	22,819	1,531
CatchMark Timber Trust, Inc. Class A(ö)	6,505		76	Invesco Mortgage Capital, Inc.(ö)	2,737	42
Cedar Realty Trust, Inc.(ö)	6,993		50	JER Investment Trust, Inc.(Æ)(Å)	1,771	—
Chatham Lodging Trust(ö)	2,957		57	Kite Realty Group Trust(Æ)(ö)	2,885	80
Chemical Financial Corp.	11,476		506	Ladder Capital Corp. Class A(ö)	639	8
Chesapeake Lodging Trust(ö)	2,838		65	LaSalle Hotel Properties(ö)	3,462	83
Clifton Bancorp, Inc.	1,276		20	LegacyTexas Financial Group, Inc.	24,202	766
CoBiz Financial, Inc.	23,871		318	LendingTree, Inc.(Æ)(Ñ)	14,191	1,374
Cohen & Steers, Inc.	18,485		790	Lexington Realty Trust(ö)	8,191	84
Collectors Universe, Inc.	946		18	LTC Properties, Inc.(ö)	1,708	89
Colony Capital, Inc. Class A(ö)	1,667		30	Mack-Cali Realty Corp.(Æ)(ö)	987	27
Colony Starwood Homes(Ñ)(ö)	2,863		82	Medical Properties Trust, Inc.(ö)	7,262	107
Columbia Banking System, Inc.	13,264		434	Mercantile Bank Corp.	9,915	266
Columbia Property Trust, Inc.(ö)	29,195		654	Meridian Bancorp, Inc.	65,823	1,025
Community Bank System, Inc.	7,265		350	MGIC Investment Corp.(Æ)	37,463	300
Community Healthcare Trust, Inc.(ö)	17,976		394	Midland States Bancorp, Inc.	2,628	67
CorEnergy Infrastructure Trust, Inc.(ö)	1,934		57	Monmouth Real Estate Investment Corp.(ö)	5,583	80
CoreSite Realty Corp. Class A(ö)	1,428		106	Monogram Residential Trust, Inc.(ö)	7,228	77
Corporate Office Properties Trust(ö)	25,722		729	MTGE Investment Corp.	725	12
Cousins Properties, Inc.(ö)	9,819		103	National Bank Holdings Corp. Class A	25,043	585
CYS Investments, Inc.(ö)	7,975		70	National General Holdings Corp.(Æ)	29,461	655
DiamondRock Hospitality Co.(ö)	8,317		76	National Health Investors, Inc.(ö)	1,180	93
DuPont Fabros Technology, Inc.(Æ)(ö)	2,152		89	National Storage Affiliates Trust(ö)	3,035	64
Easterly Government Properties, Inc.(ö)	4,564		87	National Western Life Group, Inc. Class A	375	77
EastGroup Properties, Inc.(ö)	1,144		84	New Residential Investment Corp.(ö)	7,074	98
Education Realty Trust, Inc.(ö)	14,001		604	New York Mortgage Trust, Inc.(ö)	6,974	42
Employers Holdings, Inc.	5,322		159	New York REIT, Inc.(Æ)(ö)	49,873	456
Equity Commonwealth(Æ)(ö)	13,083		395	NexPoint Residential Trust, Inc.(ö)	2,970	58
Essent Group, Ltd.(Æ)	1,103		29	Northfield Bancorp, Inc.	3,102	50
Euronet Worldwide, Inc.(Æ)	5,906		483	Northrim BanCorp, Inc.	15,426	397
Evercore Partners, Inc. Class A	7,384		380	Northwest Bancshares, Inc.	33,661	529
FCB Financial Holdings, Inc. Class A(Æ)	10,920		420	OFG Bancorp	102,067	1,031
Fidelity & Guaranty Life	7,589		176	Old National Bancorp	71,674	1,008
First Bancorp/Southern Pines NC	8,809		174	OM Asset Management PLC	16,306	227
First Commonwealth Financial Corp.	53,310		538	OneBeacon Insurance Group, Ltd. Class A	17,446	249
First Foundation, Inc.(Æ)	1,232		30	Orchid Island Capital, Inc.(ö)	5,259	55
First Horizon National Corp.	49,378		752	Pacific Premier Bancorp, Inc.(Æ)	32,430	858
First Industrial Realty Trust, Inc.(ö)	3,387		96	Parkway Properties, Inc.(ö)	37,921	645
First Interstate BancSystem, Inc. Class A	7,520		237	Pebblebrook Hotel Trust(Ñ)(ö)	7,955	212
First Merchants Corp.	14,656		392	PennyMac Mortgage Investment Trust(Æ)(ö)	1,049	16
First Midwest Bancorp, Inc.	23,331		452	Physicians Realty Trust(Æ)(ö)	14,323	309
Flagstar Bancorp, Inc.(Æ)	6,431		178	Potlatch Corp.(ö)	19,088	742

See accompanying notes which are an integral part of this quarterly report.

8 Aggressive Equity Fund

Russell Investment Funds
Aggressive Equity Fund

Schedule of Investments, continued — September 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Preferred Bank(Æ)	8,153	291	Aptevo Therapeutics, Inc.(Æ)	22,928	59
ProAssurance Corp.	7,467	392	Arrowhead Research Corp.(Æ)	8,174	60
Prosperity Bancshares, Inc.	13,881	762	Athersys, Inc.(Æ)(Ñ)	16,854	36
PS Business Parks, Inc.(ö)	855	97	Atrion Corp.	340	145
QCR Holdings, Inc.	1,584	50	Avexis, Inc.(Æ)	1,635	67
QTS Realty Trust, Inc. Class A(ö)	2,117	112	AxoGen, Inc.(Æ)	22,679	205
Radian Group, Inc.	19,747	268	BioScrip, Inc.(Æ)	27,956	81
Ramco-Gershenson Properties Trust(ö)	4,208	79	BioSpecifics Technologies Corp.(Æ)	1,661	76
Real Industry, Inc.(Æ)	33,517	205	BioTelemetry, Inc.(Æ)	12,930	240
Renasant Corp.	22,429	754	Bluebird Bio, Inc.(Æ)(Ñ)	930	63
Resource Capital Corp.(ö)	528	7	Blueprint Medicines Corp.(Æ)(Ñ)	2,047	61
Retail Opportunity Investments Corp.(ö)	4,168	92	Brookdale Senior Living, Inc. Class A(Æ)	44,308	773
Rexford Industrial Realty, Inc.(ö)	3,219	74	Cambrex Corp.(Æ)	1,278	57
RLJ Lodging Trust(ö)	4,253	89	Cepheid(Æ)	2,205	116
Ryman Hospitality Properties, Inc.(ö)	1,538	74	Charles River Laboratories International,
Safeguard Scientifics, Inc.(Æ)	11,803	153	Inc.(Æ)	4,571	381
Saul Centers, Inc.(ö)	744	50	Chemed Corp.	1,234	174
Select Income REIT(ö)	3,162	85	Chimerix, Inc.(Æ)	12,625	70
Seritage Growth Properties(Ñ)(ö)	1,405	71	Cidara Therapeutics, Inc.(Æ)(Ñ)	4,981	57
STAG Industrial, Inc.(ö)	16,005	392	Community Health Systems, Inc.(Æ)(Ñ)	44,673	516
State Auto Financial Corp.	6,549	156	Concert Pharmaceuticals, Inc.(Æ)	4,715	48
State Bank Financial Corp.	10,908	249	Cynosure, Inc. Class A(Æ)	13,628	694
Sterling Bancorp	24,645	431	Dipexium Pharmaceuticals, Inc.(Æ)	16,149	234
Stifel Financial Corp.(Æ)	11,950	459	Eagle Pharmaceuticals, Inc.(Æ)	980	69
Summit Hotel Properties, Inc.(ö)	4,870	64	Editas Medicine, Inc.(Æ)	2,045	28
Sunstone Hotel Investors, Inc.(ö)	7,910	101	Eiger BioPharmaceuticals, Inc.(Æ)	3,053	41
Tanger Factory Outlet Centers, Inc.(ö)	15,802	616	Emergent BioSolutions, Inc.(Æ)	1,841	58
Terreno Realty Corp.(ö)	17,905	493	Enanta Pharmaceuticals, Inc.(Æ)(Ñ)	2,952	79
TrustCo Bank Corp.	14,199	101	Enzo Biochem, Inc.(Æ)	7,742	39
UMB Financial Corp.	12,037	716	Exactech, Inc.(Æ)	11,101	300
Univest Corp. of Pennsylvania	3,357	78	Five Prime Therapeutics, Inc.(Æ)	1,705	89
Urban Edge Properties(ö)	2,998	84	Foundation Medicine, Inc.(Æ)	2,032	47
Urstadt Biddle Properties, Inc. Class A(Æ)(ö)	3,826	85	Genomic Health, Inc.(Æ)	2,396	69
Voya Financial, Inc.	22,056	636	Geron Corp.(Æ)(Ñ)	24,538	55
Washington Real Estate Investment Trust(ö)	2,755	86	Glaukos Corp.(Æ)	13,062	493
Waterstone Financial, Inc.	3,014	51	Globus Medical, Inc. Class A(Æ)	9,576	216
WesBanco, Inc.	19,180	631	Heska Corp.(Æ)	19,301	1,051
Western Alliance Bancorp(Æ)	5,291	199	Horizon Pharma PLC(Æ)	8,721	158
Whitestone REIT Class B(ö)	4,509	63	ICU Medical, Inc.(Æ)	4,089	517
Wintrust Financial Corp.	9,007	501	Idera Pharmaceuticals, Inc.(Æ)	21,616	55
WisdomTree Investments, Inc.(Ñ)	9,197	95	Inogen, Inc.(Æ)	13,503	809
Xenia Hotels & Resorts, Inc.(ö)	4,378	66	Inovio Pharmaceuticals, Inc.(Æ)(Ñ)	8,266	77
Xenith Bankshares, Inc.(Æ)	12,246	28	Insmed, Inc.(Æ)	4,620	67
Zions Bancorporation	10,095	313	Integra LifeSciences Holdings Corp.(Æ)	11,807	975
		48,228	Ironwood Pharmaceuticals, Inc. Class A(Æ)	5,181	82
			Kindred Healthcare, Inc.	53,473	546
Health Care - 11.6%			Kite Pharma, Inc.(Æ)(Ñ)	1,495	84
Abaxis, Inc.	1,284	66	Lannett Co., Inc.(Æ)(Ñ)	42,732	1,135
Abiomed, Inc.(Æ)	5,541	712	Lexicon Pharmaceuticals, Inc.(Æ)(Ñ)	3,650	66
Acceleron Pharma, Inc.(Æ)	1,882	68	LifePoint Health, Inc.(Æ)	5,994	355
Achillion Pharmaceuticals, Inc.(Æ)	7,635	62	Ligand Pharmaceuticals, Inc. Class B(Æ)(Ñ)	18,065	1,844
Acorda Therapeutics, Inc.(Æ)	3,101	65	Loxo Oncology, Inc.(Æ)	2,118	55
Adamas Pharmaceuticals, Inc.(Æ)	1,561	26	MacroGenics, Inc.(Æ)	2,203	66
Adverum Biotechnologies, Inc.(Æ)	11,430	47	MediciNova, Inc.(Æ)(Ñ)	3,125	23
Akorn, Inc.(Æ)	7,397	202	MiMedx Group, Inc.(Æ)(Ñ)	8,703	75
Alder Biopharmaceuticals, Inc.(Æ)	1,424	47	Minerva Neurosciences, Inc.(Æ)	3,995	56
AMAG Pharmaceuticals, Inc.(Æ)(Ñ)	3,144	77	Momenta Pharmaceuticals, Inc.(Æ)	5,828	68
Amedisys, Inc.(Æ)	9,052	429	Myriad Genetics, Inc.(Æ)	3,368	69
Analogic Corp.	8,608	763	Natera, Inc.(Æ)	5,540	62
Anika Therapeutics, Inc.(Æ)	1,012	48	National HealthCare Corp.	3,999	264

See accompanying notes which are an integral part of this quarterly report.

Aggressive Equity Fund 9

Russell Investment Funds
Aggressive Equity Fund

Schedule of Investments, continued — September 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
NeoGenomics, Inc.(Æ)	80,650	663	US Concrete, Inc.(Æ)	17,278	796
Nevro Corp.(Æ)(Ñ)	11,715	1,223			14,199
NuVasive, Inc.(Æ)	14,741	983
Ophthotech Corp.(Æ)	1,333	61	Producer Durables - 16.4%
Osiris Therapeutics, Inc.(Æ)(Ñ)	9,522	47	AAR Corp.	24,105	755
Otonomy, Inc.(Æ)	4,018	73	ABM Industries, Inc.(Æ)	12,752	506
Owens & Minor, Inc.	6,631	230	ACCO Brands Corp.(Æ)	129,228	1,246
PAREXEL International Corp.(Æ)	637	44	Advanced Energy Industries, Inc.(Æ)	13,579	643
PDL BioPharma, Inc.	19,483	65	Air Transport Services Group, Inc.(Æ)	61,215	878
Penumbra, Inc.(Æ)(Ñ)	14,054	1,068	Altra Industrial Motion Corp.	1,528	44
Pfenex, Inc.(Æ)	1,996	18	Ardmore Shipping Corp.(Ñ)	28,938	204
PharmAthene, Inc.(Æ)(Ñ)	20,552	60	Atlas Air Worldwide Holdings, Inc.(Æ)	31,614	1,354
PRA Health Sciences, Inc.(Æ)	7,336	415	AZZ, Inc.	12,934	844
Prestige Brands Holdings, Inc.(Æ)	9,790	473	Casella Waste Systems, Inc. Class A(Æ)	61,136	630
Prothena Corp. PLC(Æ)	1,444	87	Columbus McKinnon Corp.	31,233	557
REGENXBIO, Inc.(Æ)(Ñ)	6,331	89	Compass Diversified Holdings	55,293	961
Repligen Corp.(Æ)	2,916	88	Convergys Corp.	2,896	88
Retrophin, Inc.(Æ)	3,857	86	CoStar Group, Inc.(Æ)	1,696	367
Rigel Pharmaceuticals, Inc.(Æ)	16,863	62	Covanta Holding Corp.	10,715	165
Sangamo BioSciences, Inc.(Æ)	12,056	56	Crane Co.	12,522	789
Spark Therapeutics, Inc.(Æ)(Ñ)	1,107	66	Deluxe Corp.	11,370	760
Spectrum Pharmaceuticals, Inc.(Æ)	6,033	28	Ducommun, Inc.(Æ)	13,033	298
Supernus Pharmaceuticals, Inc.(Æ)	16,261	402	DXP Enterprises, Inc.(Æ)	10,263	289
Surgical Care Affiliates, Inc.(Æ)	9,868	481	Dycom Industries, Inc.(Æ)	21,903	1,790
Surmodics, Inc.(Æ)	8,219	247	Ennis, Inc.	19,667	331
Synergy Pharmaceuticals, Inc.(Æ)	24,445	135	Forrester Research, Inc.	2,212	86
US Physical Therapy, Inc.	10,744	674	Genesee & Wyoming, Inc. Class A(Æ)	7,323	505
Versartis, Inc.(Æ)	4,431	54	GP Strategies Corp.(Æ)	10,659	262
Zeltiq Aesthetics, Inc.(Æ)(Ñ)	6,824	268	Granite Construction, Inc.	31,218	1,552
		25,213	Greenbrier Cos., Inc.(Ñ)	12,347	436
			HEICO Corp.	4,099	284
Materials and Processing - 6.5%			HNI Corp.	7,002	279
A Schulman, Inc.	45,913	1,336	Hudson Technologies, Inc.(Æ)	77,025	512
Aceto Corp.	8,435	160	John Bean Technologies Corp.	9,030	637
Beacon Roofing Supply, Inc.(Æ)	7,271	306	KBR, Inc.	73,024	1,105
Cabot Microelectronics Corp.	9,504	503	Keysight Technologies, Inc.(Æ)	32,989	1,045
Compass Minerals International, Inc.(Ñ)	13,618	1,003	Kirby Corp.(Æ)	3,244	202
FMC Corp.	9,267	448	KLX, Inc.(Æ)	18,347	646
FutureFuel Corp.	19,720	222	Knight Transportation, Inc.	6,104	175
Haynes International, Inc.	8,115	301	Knoll, Inc.	14,274	326
Headwaters, Inc.(Æ)	43,477	736	Lydall, Inc.(Æ)	9,165	469
Ingevity Corp.(Æ)	10,273	474	Marten Transport, Ltd.	8,236	173
Installed Building Products, Inc.(Æ)	6,733	242	MasTec, Inc.(Æ)	33,997	1,011
Insteel Industries, Inc.	8,604	312	McGrath RentCorp	22,654	718
Interface, Inc. Class A	51,233	855	Mistras Group, Inc.(Æ)	6,696	157
Koppers Holdings, Inc.(Æ)	11,184	360	NV5 Global, Inc.(Æ)	22,906	740
Kronos Worldwide, Inc.(Ñ)	62,461	518	Old Dominion Freight Line, Inc.(Æ)	2,257	155
Landec Corp.(Æ)	15,132	203	On Assignment, Inc.(Æ)	4,263	155
LB Foster Co. Class A	38,208	459	Oshkosh Corp.	15,178	850
LSB Industries, Inc.(Æ)(Ñ)	61,224	525	OSI Systems, Inc.(Æ)	9,491	621
NN, Inc.	23,342	426	PFSweb, Inc.(Æ)	4,604	41
Omnova Solutions, Inc.(Æ)	53,304	450	Primoris Services Corp.	49,695	1,024
Owens-Illinois, Inc.(Æ)	19,573	360	Quanta Services, Inc.(Æ)	31,942	894
Patrick Industries, Inc.(Æ)	16,470	1,019	Radiant Logistics, Inc.(Æ)	77,379	220
PGT, Inc.(Æ)	34,314	366	Student Transportation, Inc.	40,786	244
PolyOne Corp.	17,207	582	Sun Hydraulics Corp.	5,573	180
Silgan Holdings, Inc.	11,065	560	Sykes Enterprises, Inc.(Æ)	8,785	247
Summit Materials, Inc. Class A(Æ)	19,686	365	Terex Corp.	28,423	722
United States Steel Corp.	7,043	133	Tidewater, Inc.(Æ)(Ñ)	125,437	354
Universal Stainless & Alloy Products, Inc.(Æ)	17,017	179	Titan Machinery, Inc.(Æ)(Ñ)	18,816	196

See accompanying notes which are an integral part of this quarterly report.

10 Aggressive Equity Fund

Russell Investment Funds
Aggressive Equity Fund

Schedule of Investments, continued — September 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
TransDigm Group, Inc.(Æ)	2,379	688	Open Text Corp.	16,691	1,083
Trinity Industries, Inc.	25,100	607	Orbotech, Ltd.(Æ)	37,498	1,110
Triumph Group, Inc.	32,308	901	Paycom Software, Inc.(Æ)	9,978	500
Vishay Precision Group, Inc.(Æ)	14,904	239	PC Connection, Inc.	5,104	135
Wesco Aircraft Holdings, Inc.(Æ)	62,576	840	Pegasystems, Inc.	21,871	645
WNS Holdings, Ltd. - ADR(Æ)	20,655	619	Perficient, Inc.(Æ)	25,964	523
Zebra Technologies Corp. Class A(Æ)	14,095	981	Proofpoint, Inc.(Æ)	2,713	203
		35,597	Q2 Holdings, Inc.(Æ)	11,118	319
			RADCOM, Ltd.(Æ)	11,649	238
Technology - 16.7%			Rambus, Inc.(Æ)	5,438	68
A10 Networks, Inc.(Æ)	26,276	281	RealPage, Inc.(Æ)	16,352	420
Acacia Research Corp.(Æ)	67,056	437	Sanmina Corp.(Æ)	5,799	165
ADTRAN, Inc.	74,326	1,422	Sapiens International Corp. NV	44,366	567
Alarm.com Holdings, Inc.(Æ)(Ñ)	5,989	173	Shopify, Inc. Class A(Æ)	22,833	980
Apigee Corp.(Æ)	6,860	119	Sparton Corp.(Æ)	10,625	279
Autobytel, Inc.(Æ)	14,090	251	Streamline Health Solutions, Inc.(Æ)	44,115	81
AVX Corp.	3,898	54	Synaptics, Inc.(Æ)	4,752	278
Bazaarvoice, Inc.(Æ)	15,685	93	Synchronoss Technologies, Inc.(Æ)	7,863	324
Benchmark Electronics, Inc.(Æ)	10,706	267	Syntel, Inc.(Æ)	5,333	224
Benefitfocus, Inc.(Æ)(Ñ)	5,157	206	Tangoe, Inc.(Æ)	17,784	147
Black Box Corp.	27,323	380	TESSCO Technologies, Inc.	17,246	214
BroadSoft, Inc.(Æ)	8,179	381	Tessera Technologies, Inc.	25,268	971
CACI International, Inc. Class A(Æ)	852	86	Tyler Technologies, Inc.(Æ)	9,332	1,597
Callidus Software, Inc.(Æ)	40,586	745	USA Technologies, Inc.(Æ)	73,475	412
Carbonite, Inc.(Æ)	32,941	506	Varonis Systems, Inc.(Æ)	22,296	671
CEVA, Inc.(Æ)	32,001	1,122	VeriFone Systems, Inc.(Æ)	13,389	211
Coherent, Inc.(Æ)	8,595	950	Web.com Group, Inc.(Æ)	9,255	160
Cohu, Inc.	29,489	346	Xplore Technologies Corp.(Æ)	41,484	100
CommVault Systems, Inc.(Æ)	18,453	980			36,137
comScore, Inc.(Æ)	3,494	107
CyberArk Software, Ltd.(Æ)	5,363	266	Utilities - 2.2%
Cypress Semiconductor Corp.	79,111	962	Allete, Inc.	669	40
CYREN, Ltd.(Æ)	67,902	166	Black Hills Corp.(Ñ)	9,422	577
Datalink Corp.(Æ)	4,754	50	Boingo Wireless, Inc.(Æ)	35,960	370
Diebold, Inc.	49,908	1,236	California Water Service Group	2,148	69
Ellie Mae, Inc.(Æ)	3,547	373	Chesapeake Utilities Corp.	5,516	337
ePlus, Inc.(Æ)	4,949	467	Cogent Communications Holdings, Inc.	6,188	228
Evolent Health, Inc. Class A(Æ)	4,122	101	Connecticut Water Service, Inc.	3,313	165
Exar Corp.(Æ)	13,340	124	Consolidated Water Co., Ltd.	5,377	62
Fabrinet(Æ)	21,572	962	Idacorp, Inc.	3,418	268
Five9, Inc.(Æ)	74,034	1,161	Middlesex Water Co.	1,783	63
Gigamon, Inc.(Æ)	21,953	1,203	Northwest Natural Gas Co.	1,055	63
Glu Mobile, Inc.(Æ)(Ñ)	37,589	84	NorthWestern Corp.	500	29
GTT Communications, Inc.(Æ)	30,536	719	ONE Gas, Inc.	4,630	286
Insight Enterprises, Inc.(Æ)	7,206	235	Ormat Technologies, Inc.	1,412	68
Interactive Intelligence Group, Inc.(Æ)	12,302	740	Portland General Electric Co.	961	41
Ixia(Æ)	10,660	133	Shenandoah Telecommunications Co.	809	22
Jabil Circuit, Inc.	34,580	755	SJW Corp.	1,045	46
KEYW Holding Corp. (The)(Æ)(Ñ)	22,420	248	South Jersey Industries, Inc.	13,934	412
LogMeIn, Inc.	7,735	699	Spire, Inc.	4,041	258
Lumentum Holdings, Inc.(Æ)	24,360	1,018	Spok Holdings, Inc.	11,651	208
MeetMe, Inc.(Æ)	9,496	59	Unitil Corp.	18,623	726
Mercury Systems, Inc.(Æ)	16,761	412	Vonage Holdings Corp.(Æ)	60,834	402
Methode Electronics, Inc.	7,700	269	WGL Holdings, Inc.(Æ)	1,106	69
MKS Instruments, Inc.	1,108	55			4,809
Monolithic Power Systems, Inc.	2,504	202
NeoPhotonics Corp.(Æ)	52,012	850	Total Common Stocks
NETGEAR, Inc.(Æ)	4,225	256	(cost $181,675)		206,526
NIC, Inc.	11,151	262
Novanta, Inc.(Æ)	31,058	539

See accompanying notes which are an integral part of this quarterly report.

Aggressive Equity Fund 11

Russell Investment Funds
Aggressive Equity Fund

Schedule of Investments, continued — September 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)
	Principal		Fair
	Amount ($) or		Value
	Shares		$
Short-Term Investments - 4.2%
Russell U.S. Cash Management Fund	9,212,019	(8)	9,212
Total Short-Term Investments
(cost $9,212)			9,212

Other Securities - 6.5%
Russell U.S. Cash Collateral Fund(×)	13,999,055	(8)	13,999
Total Other Securities
(cost $13,999)			13,999

Total Investments 105.9%
(identified cost $204,886)			229,737

Other Assets and Liabilities, Net
-(5.9%)			(12,737)
Net Assets - 100.0%			217,000

See accompanying notes which are an integral part of this quarterly report.

12 Aggressive Equity Fund

Russell Investment Funds
Aggressive Equity Fund

Schedule of Investments, continued — September 30, 2016 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
0.0%
JER Investment Trust, Inc.	05/27/04	1,771	82.03	145	—
					—
For a description of restricted securities see note 6 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Russell 2000 Mini Index Futures	77	USD	9,612	12/16	(20)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(20)

Presentation of Portfolio Holdings

Amounts in thousands

Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Common Stocks
Consumer Discretionary	$28,951	$—	$—	$—	$28,951
Consumer Staples	5,386	—	—	—	5,386
Energy	8,006	—	—	—	8,006
Financial Services	48,228	—	—	—	48,228
Health Care	25,213	—	—	—	25,213
Materials and Processing	14,199	—	—	—	14,199
Producer Durables	35,597	—	—	—	35,597
Technology	36,137	—	—	—	36,137
Utilities	4,809	—	—	—	4,809
Short-Term Investments	—	—	—	9,212	9,212
Other Securities	—	—	—	13,999	13,999
Total Investments	206,526	—	—	23,211	229,737

Other Financial Instruments
Liabilities
Futures Contracts	(20)	—	—	—	(20)
Total Other Financial Instruments*	$(20)	$—	$—	$—	$(20)

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Aggressive Equity Fund 13

Russell Investment Funds
Aggressive Equity Fund

Schedule of Investments, continued — September 30, 2016 (Unaudited)

For a disclosure on transfers between Levels 1, 2 and 3 during the period ended September 30, 2016 see note 2 in the Notes to
Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

14 Aggressive Equity Fund

Russell Investment Funds
Non-U.S. Fund

Schedule of Investments — September 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 93.6%			Fairfax Financial Holdings, Ltd.	148	87
Australia - 1.2%			First Capital Realty, Inc. Class A	10,384	174
AGL Energy, Ltd.	14,951	218	Great-West Lifeco, Inc.	4,729	116
Australia & New Zealand Banking			Hydro One, Ltd.(Þ)	4,298	85
Group, Ltd. - ADR	8,991	191	IGM Financial, Inc.	9,200	248
Commonwealth Bank of Australia - ADR	5,014	279	Jean Coutu Group PJC, Inc. (The) Class
CSL, Ltd.	3,288	270	A	5,311	81
Macquarie Group, Ltd.	17,893	1,127	Loblaw Cos., Ltd.	8,564	441
Mirvac Group(ö)	62,352	107	Power Corp. of Canada	14,328	303
National Australia Bank, Ltd. - ADR	7,486	160	Royal Bank of Canada - GDR	4,300	266
Orica, Ltd.	24,261	283	SNC-Lavalin Group, Inc.	6,867	270
Rio Tinto, Ltd. - ADR	14,436	573	Suncor Energy, Inc.	49,842	1,383
Tabcorp Holdings, Ltd.	58,664	225	Toronto Dominion Bank(Æ)	13,648	606
Transurban Group - ADR(Æ)	15,623	136			10,587
Washington H Soul Pattinson & Co., Ltd.	10,277	127
Wesfarmers, Ltd.(Æ)	3,342	113	Chile - 0.5%
Westfield Corp.(ö)	20,249	151	Antofagasta PLC(Ñ)	280,225	1,899
Westpac Banking Corp.	10,945	249
		4,209	China - 1.7%
			Alibaba Group Holding, Ltd. - ADR(Æ)	17,594	1,862
Austria - 0.6%			China Overseas Land & Investment, Ltd.	298,000	1,021
Erste Group Bank AG(Æ)	74,729	2,213	China Shenhua Energy Co., Ltd. Class H	234,500	465
EVN AG	10,140	120	Lenovo Group, Ltd.	662,000	442
		2,333	NetEase, Inc. - ADR	5,043	1,214
			Tencent Holdings, Ltd.	42,200	1,169
Belgium - 1.0%			Yangzijiang Shipbuilding Holdings, Ltd.	226,200	125
Anheuser-Busch InBev SA	12,156	1,596			6,298
Elia System Operator SA	3,205	164
Groupe Bruxelles Lambert SA	6,205	550	Colombia - 0.0%
KBC Group NV	22,858	1,331	Ecopetrol SA - ADR(Æ)	4,500	39
Sofina SA	571	81
		3,722	Czech Republic - 0.0%
			Komercni Banka AS	3,000	104
Bermuda - 0.3%
XL Group, Ltd.	31,050	1,044	Denmark - 1.6%
			Carlsberg A/S Class B	5,051	483
Brazil - 0.7%			Danske Bank A/S	134,937	3,951
Ambev SA - ADR	72,648	442	Novo Nordisk A/S Class B	6,732	280
Cielo SA	86,900	869	TDC AS(Æ)	13,496	80
Embraer SA - ADR(Æ)	61,800	1,067	Vestas Wind Systems A/S	11,422	944
		2,378			5,738

Canada - 2.9%			Finland - 0.5%
Agrium, Inc.	1,597	145	Fortum OYJ	13,535	219
Alimentation Couche-Tard, Inc. Class B	19,561	948	Kone OYJ Class B	14,480	735
Bank of Montreal	8,155	534	Sampo OYJ Class A	21,009	934
BCE, Inc.	2,969	137			1,888
Brookfield Asset Management, Inc.
Class A	40,569	1,427	France - 11.6%
CAE, Inc.	7,657	109	Air Liquide SA Class A	20,490	2,195
Canadian Imperial Bank of Commerce	1,439	112	Airbus Group SE	36,500	2,208
Canadian National Railway Co.	19,649	1,285	Arkema SA	6,663	616
Canadian Real Estate Investment			AXA SA	6,310	134
Trust(ö)	4,125	148	Bouygues SA - ADR	63,155	2,093
Choice Properties Real Estate			Bureau Veritas SA	16,958	364
Investment Trust(ö)	10,419	110	Capgemini SA	15,072	1,477
Cominar Real Estate Investment Trust(ö)	16,114	187	Casino Guichard Perrachon SA	11,700	568
Constellation Software, Inc.	1,410	636	Cie de Saint-Gobain	45,300	1,956
Element Financial Corp.	34,320	430	Credit Agricole SA	117,388	1,158
Emera, Inc.	5,521	199	Danone SA	18,764	1,392
Empire Co., Ltd. Class A(Ñ)	8,012	120	Dassault Systemes SA	7,209	625

See accompanying notes which are an integral part of this quarterly report.

Non-U.S. Fund 15

Russell Investment Funds
Non-U.S. Fund

Schedule of Investments, continued — September 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Engie SA(Ñ)	54,669	847	Li & Fung, Ltd.	576,000	297
Essilor International SA	945	122	Link(ö)	29,000	214
Faurecia	35,493	1,389	New World Development Co., Ltd.	68,000	89
Gecina SA(ö)	551	87	Orient Overseas International, Ltd.(Æ)	64,000	227
Hermes International	355	144	Wharf Holdings, Ltd. (The)	45,466	333
JCDecaux SA	18,103	584	Wheelock & Co., Ltd.	56,000	333
Legrand SA - ADR	12,365	729			7,429
L'Oreal SA	4,275	807
LVMH Moet Hennessy Louis Vuitton			India - 1.1%
SE - ADR	8,181	1,394	HDFC Bank, Ltd. - ADR	22,855	1,643
Natixis SA	102,408	477	Housing Development Finance Corp.,
Pernod Ricard SA	14,628	1,731	Ltd.	37,090	779
Publicis Groupe SA - ADR	26,362	1,994	Tata Consultancy Services, Ltd.	19,016	696
Renault SA	5,844	480	Tata Motors, Ltd. - ADR	22,394	895
Safran SA	8,347	600			4,013
Sanofi - ADR	51,732	3,942
Schneider Electric SE	51,285	3,576	Ireland - 2.3%
Technip SA	31,600	1,941	AerCap Holdings NV(Æ)	1,571	60
Thales SA	1,978	182	CRH PLC	104,488	3,464
Total SA(Ñ)	60,734	2,878	Experian PLC	67,158	1,346
Unibail-Rodamco SE(ö)	282	76	Kingspan Group PLC	29,510	794
Valeo SA	21,787	1,271	Paddy Power Betfair PLC	7,150	809
Vallourec SA(Æ)(Ñ)	189,504	849	Ryanair Holdings PLC - ADR	12,093	908
Veolia Environnement SA	5,136	118	Willis Towers Watson PLC	6,772	899
Vinci SA	16,799	1,285			8,280

		42,289	Israel - 0.8%
Germany - 5.5%			Bank Leumi Le-Israel BM(Æ)	57,863	220
Adidas AG	424	74	Check Point Software Technologies, Ltd.
Allianz SE	4,566	678	(Æ)	7,907	614
BASF SE	3,064	262	Teva Pharmaceutical Industries, Ltd.
Bayer AG	38,705	3,888	- ADR	43,615	2,006
Bayerische Motoren Werke AG	3,247	273	Teva Pharmaceutical Industries, Ltd.	3,484	162
Beiersdorf AG	12,097	1,141			3,002

Continental AG	4,492	944	Italy - 2.2%
Daimler AG	15,983	1,126	Enel SpA	392,875	1,752
Deutsche Boerse AG(Æ)	37,433	3,031	ENI SpA - ADR	321,286	4,630
Deutsche Post AG	2,795	87	Luxottica Group SpA	6,678	319
Fresenius SE & Co. KGaA	1,103	88	Parmalat SpA	91,712	243
Hannover Rueck SE	3,478	373	Snam Rete Gas SpA	55,022	305
Linde AG	7,636	1,297	Telecom Italia SpA(Æ)	827,875	685
MAN SE	3,812	402			7,934
Merck KGaA	5,908	637
MTU Aero Engines AG	2,830	286	Japan - 14.7%
ProSiebenSat.1 Media SE	10,022	429	Aozora Bank, Ltd.	28,000	96
Rational AG	706	354	Bridgestone Corp.	13,800	509
Rhoen Klinikum AG	14,116	429	Canon, Inc.	78,800	2,283
SAP SE - ADR	18,056	1,643	Central Japan Railway Co.	600	103
Siemens AG	20,274	2,373	Dai-ichi Life Insurance Co., Ltd. (The)	71,350	979
		19,815	Daikin Industries, Ltd.	17,700	1,649
			Denso Corp.	24,900	994
Hong Kong - 2.1%			East Japan Railway Co.	800	72
AIA Group, Ltd.	448,200	3,004	FANUC Corp.	4,200	710
China Mobile, Ltd.	80,500	988	Fuji Electric Co., Ltd.	529,000	2,423
CLP Holdings, Ltd.	10,000	104	Fuji Heavy Industries, Ltd.	23,100	868
Global Brands Group Holding, Ltd.(Æ)	1,782,000	183	FUJIFILM Holdings Corp.	4,200	155
Guangdong Investment, Ltd.	643,600	1,027	Fujitsu, Ltd.	599,000	3,233
Guoco Group, Ltd.	22,000	247	Hachijuni Bank, Ltd. (The)	36,400	190
Hongkong & Shanghai Hotels, Ltd. (The)	78,500	78	Hitachi, Ltd.	322,000	1,506
Hopewell Holdings, Ltd.	56,000	205	Honda Motor Co., Ltd.	96,300	2,772
Kerry Properties, Ltd.	30,500	100

See accompanying notes which are an integral part of this quarterly report.

16 Non-U.S. Fund

Russell Investment Funds
Non-U.S. Fund

Schedule of Investments, continued — September 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Hoya Corp.	43,800	1,759	Mexico - 0.2%
IHI Corp.	697,000	2,023	Wal-Mart de Mexico SAB de CV	368,100	808
Iida Group Holdings Co., Ltd.	41,700	838
Inpex Corp.	30,100	273	Netherlands - 5.0%
Isuzu Motors, Ltd.	114,800	1,350	ABN AMRO Group NV(Þ)	3,426	71
ITOCHU Corp.	96,300	1,207	Aegon NV	334,700	1,282
Japan Petroleum Exploration Co., Ltd.	6,100	135	Akzo Nobel NV	14,727	997
Japan Post Bank Co., Ltd.	14,400	171	Heineken NV	5,201	458
Japan Tobacco, Inc.	23,000	940	ING Groep NV(Æ)	470,046	5,794
JX Holdings, Inc.	58,300	235	Koninklijke KPN NV	388,391	1,289
Kansai Electric Power Co., Inc. (The)(Æ)	13,200	120	Koninklijke Philips NV	72,600	2,149
Kao Corp.	19,900	1,121	NN Group NV	1,680	52
KDDI Corp.	10,300	317	NXP Semiconductors NV(Æ)	12,585	1,284
Keyence Corp.	1,600	1,165	Randstad Holding NV	24,004	1,093
Kubota Corp.	34,900	528	Royal Dutch Shell PLC Class A(Ñ)	132,800	3,322
Kyocera Corp.	17,900	859	Royal Dutch Shell PLC Class B	10,585	275
Mabuchi Motor Co., Ltd.	5,200	288			18,066
Makita Corp.	11,400	811
Marubeni Corp.	38,100	195	Portugal - 0.0%
Mitsubishi Corp.	8,100	184	Banco BPI SA Class G(Æ)	50,276	64
Mitsubishi UFJ Financial Group, Inc.	283,700	1,431	Russia - 0.3%
Mitsui & Co., Ltd.	18,100	250	Gazprom PJSC - ADR	300,490	1,268
Mizuho Financial Group, Inc.	103,900	174
MS&AD Insurance Group Holdings, Inc.	8,600	240	Singapore - 1.8%
NEC Corp.	37,000	96	DBS Group Holdings, Ltd.(Ñ)	102,100	1,159
Nippon Prologis, Inc.(ö)	271	685	Jardine Cycle & Carriage, Ltd.	43,900	1,388
Nippon Telegraph & Telephone Corp.	3,300	151	Singapore Telecommunications, Ltd.	98,500	289
Nippon Yusen KK	94,000	176	United Overseas Bank, Ltd.(Ñ)	151,800	2,109
Nissan Motor Co., Ltd.	20,600	202	Wilmar International, Ltd.	608,500	1,441
Nitori Holdings Co., Ltd.	7,100	850			6,386
Obayashi Corp.	13,700	136
ORIX Corp.	95,600	1,410	South Africa - 0.2%
Park24 Co., Ltd.	9,800	318	Bid Corp., Ltd.	26,827	507
Sekisui Chemical Co., Ltd.	13,600	195	Discovery Holdings, Ltd.(Æ)	8,215	68
Sekisui House, Ltd.	17,200	293			575
Seven & i Holdings Co., Ltd.	2,400	113
Shimano, Inc.	4,400	653	South Korea - 1.8%
Shin-Etsu Chemical Co., Ltd.	6,200	433	Hana Financial Group, Inc.	39,715	1,010
Sojitz Corp.	66,800	171	Hankook Tire Co., Ltd.	24,600	1,330
Sompo Japan Nipponkoa Holdings, Inc.	14,700	435	POSCO	7,025	1,447
Sony Corp.	64,200	2,098	Samsung Electronics Co., Ltd.	1,150	1,676
Sumitomo Corp.	178,900	1,998	Shinhan Financial Group Co., Ltd.	32,171	1,178
Sumitomo Mitsui Financial Group, Inc.	39,300	1,325			6,641
Sumitomo Osaka Cement Co., Ltd.	273,000	1,269
Takeda Pharmaceutical Co., Ltd.	2,100	101	Spain - 2.1%
Terumo Corp.	31,800	1,219	Aena SA(Þ)	2,774	409
Tokyo Electric Power Co. Holdings, Inc.			Amadeus IT Group SA Class A	41,155	2,056
(Æ)	56,500	244	Banco de Sabadell SA - ADR	964,777	1,236
Toppan Printing Co., Ltd.	17,000	153	Banco Santander SA - ADR	230,778	1,021
Toyota Motor Corp.	24,900	1,444	Ebro Foods SA	3,848	89
Toyota Tsusho Corp.	7,100	165	Endesa SA - ADR	4,000	86
Trend Micro, Inc.	32,900	1,147	Iberdrola SA	66,122	449
West Japan Railway Co.	6,200	384	Indra Sistemas SA(Æ)(Ñ)	40,975	549
Yamaguchi Financial Group, Inc.	32,000	341	Industria de Diseno Textil SA	37,414	1,388
		53,361	Red Electrica Corp. SA	9,996	215
			Repsol SA - ADR	11,941	162
Luxembourg - 0.0%					7,660
Tenaris SA	9,607	136
			Sweden - 0.9%
			Atlas Copco AB Class A	34,483	1,038
			Fastighets AB Balder Class B(Æ)	6,922	184

See accompanying notes which are an integral part of this quarterly report.

Non-U.S. Fund 17

Russell Investment Funds
Non-U.S. Fund

Schedule of Investments, continued — September 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Hennes & Mauritz AB Class B	24,941	703	BP PLC - ADR	29,700	1,044
Hexagon AB Class B	18,284	798	British American Tobacco PLC	2,963	189
L E Lundbergforetagen AB Class B	2,624	172	Bunzl PLC	3,936	116
Melker Schorling AB	2,566	179	Capital & Counties Properties PLC	30,646	114
Telefonaktiebolaget LM Ericsson Class B	23,568	170	CNH Industrial NV	208,800	1,495
		3,244	CNH Industrial NV(Ñ)	52,100	376
			Coca-Cola European Partners PLC	19,700	786
Switzerland - 9.4%			Compass Group PLC	173,893	3,372
ABB, Ltd.(Æ)	110,050	2,471	Croda International PLC	4,528	205
ABB, Ltd. - ADR(Æ)	30,500	687	CYBG PLC(Æ)(Ñ)	35,554	123
Actelion, Ltd.(Æ)	6,938	1,202	Dairy Crest Group PLC	196,309	1,649
Allreal Holding AG(Æ)	1,833	278	Delphi Automotive PLC	3,840	274
Banque Cantonale Vaudoise	219	144	Diageo PLC	54,333	1,558
Basellandschaftliche Kantonalbank	163	153	DS Smith PLC Class F	612,670	3,053
Basler Kantonalbank	2,817	196	Fiat Chrysler Automobiles NV	274,900	1,745
Berner Kantonalbank AG	931	177	GlaxoSmithKline PLC - ADR	179,576	3,828
CHUBB, Ltd.	4,875	613	Halma PLC	9,880	134
Credit Suisse Group AG(Æ)	207,160	2,710	HSBC Holdings PLC	270,384	2,030
Geberit AG	2,082	911	IG Group Holdings PLC	52,841	597
Graubuendner Kantonalbank	81	137	Imperial Tobacco Group PLC	95,495	4,923
Helvetia Holding AG	900	454	Intermediate Capital Group PLC(Æ)	22,956	176
Julius Baer Group, Ltd.(Æ)	13,782	559	Johnson Matthey PLC	24,635	1,053
Kuehne & Nagel International AG	2,200	319	Kingfisher PLC	77,037	376
Lonza Group AG(Æ)	3,460	660	Land Securities Group PLC(ö)	7,362	101
Luzerner Kantonalbank AG(Æ)	593	244	Micro Focus International PLC	20,720	591
Nestle SA	55,031	4,336	National Grid PLC	115,523	1,633
Novartis AG	57,755	4,542	Pearson PLC	13,318	130
OC Oerlikon Corp. AG(Æ)	46,000	459	Prudential PLC	27,279	484
Partners Group Holding AG	2,116	1,066	Reckitt Benckiser Group PLC	25,348	2,389
Roche Holding AG	17,317	4,290	RELX PLC	66,161	1,255
SGS SA	324	725	Rio Tinto PLC	20,702	689
Sonova Holding AG	1,829	259	Rolls-Royce Holdings PLC(Æ)	191,888	1,791
St. Galler Kantonalbank AG	614	240	Royal Bank of Scotland Group PLC(Æ)	495,595	1,151
STMicroelectronics NV(Ñ)	151,025	1,233	Royal Mail PLC	48,653	308
Swiss Life Holding AG(Æ)	4,100	1,060	RSA Insurance Group PLC	124,831	883
UBS Group AG(Æ)	218,057	2,960	Sage Group PLC (The)	12,503	120
Wolseley PLC - ADR	1,891	107	Segro PLC(ö)	22,434	132
Zurich Insurance Group AG(Æ)	3,152	811	Shaftesbury PLC(ö)	6,567	83
		34,003	Sky PLC	81,983	950
			Smith & Nephew PLC	6,412	103
Taiwan - 1.4%			Smiths Group PLC	21,633	410
Hon Hai Precision Industry Co., Ltd.	210,400	533	St. James's Place PLC	45,994	566
Taiwan Semiconductor Manufacturing			Standard Chartered PLC(Æ)	168,053	1,369
Co., Ltd.	276,000	1,619	Subsea 7 SA(Æ)	10,590	114
Taiwan Semiconductor Manufacturing			Tesco PLC(Æ)	838,650	1,988
Co., Ltd. - ADR	53,050	1,623	Travis Perkins PLC	85,875	1,716
Teco Electric and Machinery Co., Ltd.	1,327,000	1,150	Unilever NV	24,417	1,126
		4,925	Unilever PLC	3,891	184

Thailand - 0.4%			Vodafone Group PLC	832,760	2,388
Bangkok Bank PCL	67,200	316	WPP PLC	187,317	4,409
Charoen Pokphand Foods PCL	1,210,600	1,116			63,273

		1,432	United States - 1.4%
United Kingdom - 17.4%			Ball Corp.	1,389	114
Amec Foster Wheeler PLC - GDR	55,225	411	Carnival PLC	5,290	258
AstraZeneca PLC	1,840	119	News Corp. Class A	109,196	1,527
Aviva PLC	196,861	1,126	News Corp. Class B	32,285	459
Barclays PLC	691,326	1,507	Philip Morris International, Inc.	7,158	696
Barratt Developments PLC	17,146	110	Shire PLC - ADR	15,328	990
BP PLC	638,957	3,721

See accompanying notes which are an integral part of this quarterly report.

18 Non-U.S. Fund

Russell Investment Funds
Non-U.S. Fund

Schedule of Investments, continued — September 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)
	Principal		Fair
	Amount ($)		Value
	or Shares		$
Yum! Brands, Inc.	13,056		1,186
			5,230

Total Common Stocks
(cost $311,264)			340,073

Preferred Stocks - 0.7%
Germany - 0.6%
Bayerische Motoren Werke AG	1,747		129
Man SE	728		75
Porsche Automobil Holding SE	7,868		402
Volkswagen AG	10,792		1,418
			2,024

Japan- 0.0%
Shinkin Central Bank Class A	79		179

Sweden - 0.1%
Fastighets AB Balder	4,619		188

Total Preferred Stocks
(cost $2,457)			2,391

Short-Term Investments - 4.1%
United States - 4.1%
Russell U.S. Cash Management Fund	14,771,171	(8)	14,771
Total Short-Term Investments
(cost $14,771)			14,771

Other Securities - 2.2%
Russell U.S. Cash Collateral Fund(×)	8,121,091	(8)	8,121
Total Other Securities
(cost $8,121)			8,121

Total Investments 100.6%
(identified cost $336,613)			365,356

Other Assets and Liabilities, Net
-(0.6%)			(2,001)
Net Assets - 100.0%			363,355

See accompanying notes which are an integral part of this quarterly report.

Non-U.S. Fund 19

Russell Investment Funds
Non-U.S. Fund

Schedule of Investments, continued — September 30, 2016 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
CAC40 10 Euro Index Futures	24	EUR	1,066	10/16	3
DAX Futures	5	EUR	1,314	12/16	8
EURO STOXX 50 Index Futures	79	EUR	2,365	12/16	3
FTSE 100 Index Futures	22	GBP	1,509	12/16	46
Hang Seng Index Futures	3	HKD	3,497	10/16	(4)
S&P/TSX 60 Index Futures	72	CAD	12,315	12/16	116
SPI 200 Index Futures	87	AUD	11,780	12/16	384
TOPIX Index Futures	142	JPY	1,878,659	12/16	(168)
Short Positions
EURO STOXX 50 Index Futures	192	EUR	5,748	12/16	(7)
FTSE 100 Index Futures	145	GBP	9,943	12/16	(385)
Hang Seng Index Futures	12	HKD	13,988	10/16	12
S&P 500 E-Mini Index Futures	110	USD	11,882	12/16	97
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					105

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	77	AUD	100	12/21/16	—
Bank of America	USD	94	AUD	125	12/21/16	1
Bank of America	USD	76	CAD	100	12/21/16	—
Bank of America	USD	189	CAD	250	12/21/16	1
Bank of America	USD	89	CHF	87	10/04/16	—
Bank of America	USD	450	EUR	400	12/21/16	1
Bank of America	USD	673	EUR	600	12/21/16	3
Bank of America	USD	5	GBP	3	10/04/16	—
Bank of America	USD	130	GBP	100	12/21/16	(1)
Bank of America	USD	196	GBP	150	12/21/16	(1)
Bank of America	USD	198	GBP	150	12/21/16	(4)
Bank of America	USD	65	HKD	500	12/21/16	—
Bank of America	USD	296	JPY	30,000	12/21/16	1
Bank of America	AUD	700	USD	522	12/21/16	(13)
Bank of America	CAD	100	USD	76	12/21/16	—
Bank of America	CAD	100	USD	76	12/21/16	—
Bank of America	CAD	900	USD	682	12/21/16	(4)
Bank of America	CHF	13	USD	13	10/04/16	—
Bank of America	EUR	16	USD	18	10/04/16	—
Bank of America	EUR	100	USD	113	12/21/16	—
Bank of America	EUR	300	USD	337	12/21/16	(1)
Bank of America	EUR	3,000	USD	3,388	12/21/16	5
Bank of America	GBP	58	USD	75	10/04/16	—
Bank of America	GBP	58	USD	75	10/04/16	—
Bank of America	GBP	100	USD	131	12/21/16	1
Bank of America	GBP	1,000	USD	1,326	12/21/16	27
Bank of America	HKD	3,000	USD	387	12/21/16	—
Bank of America	JPY	10,000	USD	100	12/21/16	1
Bank of America	JPY	20,000	USD	196	12/21/16	(1)
Bank of America	JPY	75,000	USD	747	12/21/16	5
Bank of America	JPY	160,000	USD	1,569	12/21/16	(14)
BNP Paribas	USD	611	AUD	798	12/21/16	(2)
BNP Paribas	USD	1,476	AUD	1,927	12/21/16	(4)
BNP Paribas	USD	1,668	AUD	2,178	12/21/16	(4)
BNP Paribas	USD	789	CAD	1,020	12/21/16	(12)
BNP Paribas	USD	1,450	CAD	1,874	12/21/16	(21)
BNP Paribas	USD	1,616	CAD	2,088	12/21/16	(24)
BNP Paribas	USD	3,844	EUR	3,397	12/21/16	(15)
BNP Paribas	USD	1,114	GBP	837	12/21/16	(27)

See accompanying notes which are an integral part of this quarterly report.

20 Non-U.S. Fund

Russell Investment Funds
Non-U.S. Fund

Schedule of Investments, continued — September 30, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
BNP Paribas	USD	1,451	GBP	1,089	12/21/16	(36)
BNP Paribas	USD	351	HKD	2,722	12/21/16	—
BNP Paribas	USD	1,902	JPY	192,682	12/21/16	5
BNP Paribas	USD	3,228	JPY	327,036	12/21/16	8
BNP Paribas	CHF	567	USD	588	12/21/16	2
BNP Paribas	EUR	1,104	USD	1,249	12/21/16	5
BNP Paribas	EUR	4,107	USD	4,648	12/21/16	18
BNP Paribas	GBP	1,897	USD	2,526	12/21/16	65
BNP Paribas	JPY	30,000	USD	296	12/21/16	(1)
BNP Paribas	NOK	2,333	USD	285	12/21/16	(7)
Brown Brothers Harriman	USD	26	CAD	34	10/03/16	—
Brown Brothers Harriman	USD	44	CAD	58	10/04/16	—
Brown Brothers Harriman	USD	17	CZK	421	10/03/16	—
Brown Brothers Harriman	USD	1	EUR	—	10/03/16	—
Brown Brothers Harriman	USD	76	JPY	7,707	10/05/16	—
Brown Brothers Harriman	DKK	638	USD	96	10/03/16	—
Brown Brothers Harriman	GBP	121	USD	157	10/03/16	—
Brown Brothers Harriman	SGD	35	USD	25	10/03/16	—
Brown Brothers Harriman	SGD	22	USD	16	10/04/16	—
Brown Brothers Harriman	ZAR	150	USD	11	10/03/16	—
Brown Brothers Harriman	ZAR	456	USD	33	10/04/16	(1)
Citibank	USD	21	CZK	498	10/04/16	—
Citibank	USD	7	EUR	7	10/04/16	—
Citibank	USD	13	EUR	11	10/04/16	—
Citibank	USD	16	EUR	15	10/04/16	—
Citibank	USD	33	EUR	29	10/04/16	—
Citibank	USD	63	EUR	56	10/04/16	—
Citibank	DKK	580	USD	87	10/04/16	—
Citibank	EUR	2	USD	2	10/04/16	—
Citibank	GBP	16	USD	21	10/04/16	—
Citibank	ZAR	36	USD	3	10/05/16	—
Commonwealth Bank of Australia	USD	1,667	AUD	2,178	12/21/16	(3)
Commonwealth Bank of Australia	USD	1,616	CAD	2,088	12/21/16	(24)
Commonwealth Bank of Australia	USD	3,230	JPY	327,036	12/21/16	6
Commonwealth Bank of Australia	EUR	1,104	USD	1,249	12/21/16	4
Commonwealth Bank of Australia	GBP	1,897	USD	2,526	12/21/16	63
HSBC	USD	611	AUD	798	12/21/16	(1)
HSBC	USD	1,474	AUD	1,927	12/21/16	(2)
HSBC	USD	1,667	AUD	2,178	12/21/16	(2)
HSBC	USD	789	CAD	1,020	12/21/16	(11)
HSBC	USD	1,450	CAD	1,874	12/21/16	(21)
HSBC	USD	1,616	CAD	2,088	12/21/16	(23)
HSBC	USD	3,844	EUR	3,397	12/21/16	(15)
HSBC	USD	1,114	GBP	837	12/21/16	(28)
HSBC	USD	1,451	GBP	1,089	12/21/16	(37)
HSBC	USD	351	HKD	2,722	12/21/16	—
HSBC	USD	1,902	JPY	192,682	12/21/16	5
HSBC	USD	3,228	JPY	327,036	12/21/16	8
HSBC	CHF	567	USD	588	12/21/16	2
HSBC	EUR	1,104	USD	1,250	12/21/16	5
HSBC	EUR	4,107	USD	4,648	12/21/16	18
HSBC	GBP	1,897	USD	2,525	12/21/16	62
HSBC	JPY	30,000	USD	296	12/21/16	(1)
HSBC	NOK	2,333	USD	285	12/21/16	(7)
National Australia Bank	USD	1,475	AUD	1,927	12/21/16	(3)
National Australia Bank	USD	1,668	AUD	2,178	12/21/16	(4)
National Australia Bank	USD	1,450	CAD	1,874	12/21/16	(21)
National Australia Bank	USD	1,616	CAD	2,088	12/21/16	(24)
National Australia Bank	USD	1,115	GBP	837	12/21/16	(28)
National Australia Bank	USD	3,230	JPY	327,036	12/21/16	7
National Australia Bank	CHF	567	USD	588	12/21/16	2
National Australia Bank	EUR	1,104	USD	1,250	12/21/16	5
National Australia Bank	EUR	4,107	USD	4,650	12/21/16	20

See accompanying notes which are an integral part of this quarterly report.

Non-U.S. Fund 21

Russell Investment Funds
Non-U.S. Fund

Schedule of Investments, continued — September 30, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
								Unrealized
								Appreciation
			Amount		Amount			(Depreciation)
Counterparty			Sold		Bought		Settlement Date	$
National Australia Bank		GBP	1,897	USD		2,527	12/21/16	63
National Australia Bank		JPY	30,000	USD		296	12/21/16	(1)
National Australia Bank		NOK	2,333	USD		285	12/21/16	(7)
Royal Bank of Canada		USD	1,669	AUD		2,178	12/21/16	(5)
Royal Bank of Canada		USD	1,618	CAD		2,088	12/21/16	(26)
Royal Bank of Canada		USD	3,230	JPY		327,036	12/21/16	6
Royal Bank of Canada		EUR	1,104	USD		1,249	12/21/16	4
Royal Bank of Canada		GBP	1,897	USD		2,530	12/21/16	68
State Street		USD	7	AUD		9	10/03/16	—
State Street		USD	71	AUD		93	10/03/16	—
State Street		USD	4	CAD		5	10/03/16	—
State Street		USD	31	CAD		41	10/03/16	—
State Street		USD	22	CHF		21	10/03/16	—
State Street		USD	32	EUR		29	10/03/16	—
State Street		USD	6	GBP		4	10/03/16	—
State Street		USD	8	HKD		60	10/03/16	—
State Street		USD	40	JPY		4,092	10/03/16	—
State Street		USD	278	JPY		28,060	10/03/16	(1)
State Street		CAD	6	USD		5	10/03/16	—
State Street		EUR	28	USD		32	10/03/16	—
State Street		GBP	4	USD		5	10/03/16	—
State Street		GBP	16	USD		21	10/03/16	—
State Street		GBP	29	USD		37	10/03/16	—
State Street		HKD	238	USD		31	10/03/16	—
State Street		HKD	12,808	USD		1,653	12/21/16	—
State Street		SGD	15	USD		11	10/03/16	—
State Street		SGD	30	USD		22	10/05/16	—
State Street		THB	778	USD		22	10/04/16	—
UBS AG		USD	76	CAD		100	12/21/16	1
UBS AG		USD	338	EUR		300	12/21/16	—
UBS AG		USD	130	GBP		100	12/21/16	—
UBS AG		USD	200	JPY		20,000	12/21/16	(3)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts								7

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
						Practical
Portfolio Summary	Level 1	Level 2		Level 3		Expedient (b)		Total
Common Stocks
Australia	$—		$4,209		$—		$—	$4,209
Austria	—		2,333		—		—	2,333
Belgium	—		3,722		—		—	3,722
Bermuda	1,044		—		—		—	1,044
Brazil	2,378		—		—		—	2,378
Canada	10,587		—		—		—	10,587
Chile	—		1,899		—		—	1,899
China	3,076		3,222		—		—	6,298
Colombia	39		—		—		—	39
Czech Republic	—		104		—		—	104
Denmark	—		5,738		—		—	5,738
Finland	—		1,888		—		—	1,888
France	—		42,289		—		—	42,289
Germany	—		19,815		—		—	19,815

See accompanying notes which are an integral part of this quarterly report.

22 Non-U.S. Fund

Russell Investment Funds
Non-U.S. Fund

Schedule of Investments, continued — September 30, 2016 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (b)	Total
Hong Kong	—	7,429	—	—	7,429
India	2,538	1,475	—	—	4,013
Ireland	1,867	6,413	—	—	8,280
Israel	2,620	382	—	—	3,002
Italy	—	7,934	—	—	7,934
Japan	—	53,361	—	—	53,361
Luxembourg	—	136	—	—	136
Mexico	808	—	—	—	808
Netherlands	1,284	16,782	—	—	18,066
Portugal	—	64	—	—	64
Russia	415	853	—	—	1,268
Singapore	—	6,386	—	—	6,386
South Africa	—	575	—	—	575
South Korea	—	6,641	—	—	6,641
Spain	—	7,660	—	—	7,660
Sweden	—	3,244	—	—	3,244
Switzerland	1,300	32,703	—	—	34,003
Taiwan	1,623	3,302	—	—	4,925
Thailand	—	1,432	—	—	1,432
United Kingdom	2,480	60,793	—	—	63,273
United States	3,982	1,248	—	—	5,230
Preferred Stocks	—	2,391	—	—	2,391
Short-Term Investments	—	—	—	14,771	14,771
Other Securities	—	—	—	8,121	8,121
Total Investments	36,041	306,423	—	22,892	365,356

Other Financial Instruments
Assets
Futures Contracts	669	—	—	—	669
Foreign Currency Exchange Contracts	1	497	—	—	498
Liabilities
Futures Contracts	(564)	—	—	—	(564)
Foreign Currency Exchange Contracts	(3)	(488)	—	—	(491)
Total Other Financial Instruments*	$103	$9	$—	$—	$112

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended September 30, 2016 see note 2 in the Notes to
Quarterly Report.

Amounts in thousands
Fair Value
Sector Exposure	$

See accompanying notes which are an integral part of this quarterly report.

Non-U.S. Fund 23

Russell Investment Funds
Non-U.S. Fund

Schedule of Investments, continued — September 30, 2016 (Unaudited)

Consumer Discretionary	58,728
Consumer Staples	22,698
Energy	26,670
Financial Services	80,186
Health Care	29,253
Materials and Processing	28,181
Producer Durables	52,113
Technology	32,947
Utilities	11,688
Short-Term Investments	14,771
Other Securities	8,121
Total Investments	365,356

See accompanying notes which are an integral part of this quarterly report.

24 Non-U.S. Fund

Russell Investment Funds
Core Bond Fund

Schedule of Investments — September 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Long-Term Investments - 80.6%			CWABS, Inc. Asset-Backed Certificates
			Trust
Asset-Backed Securities - 5.4%			Series 2007-4 Class A2
Aames Mortgage Investment Trust			5.301% due 04/25/47	1	1
Series 2005-1 Class M6			DRB Prime Student Loan Trust
1.793% due 06/25/35 (Ê)	1,040	736	Series 2015-D Class A2
Access Group, Inc.			3.200% due 01/25/40 (Þ)	1,223	1,254
Series 2003-A Class A2			EFS Volunteer LLC
1.515% due 07/01/38 (Ê)	239	237	Series 2010-1 Class A2
Series 2006-1 Class B			1.565% due 10/25/35 (Ê)(Þ)	500	484
1.275% due 08/25/37 (Ê)	77	63	Fannie Mae Grantor Trust
Series 2015-1 Class A			Series 2003-T4 Class 2A5
1.225% due 07/25/56 (Ê)(Þ)	681	673	4.989% due 09/26/33	42	48
American Express Credit Account			Federal Home Loan Mortgage Corp.
Master Trust			Structured Pass-Through Securities
Series 2014-2 Class A			Series 2000-30 Class A5
1.260% due 01/15/20	1,665	1,668	6.644% due 12/25/30	27	29
Ameriquest Mortgage Securities,			Fieldstone Mortgage Investment Trust
Inc. Asset-Backed Pass-Through			Series 2004-4 Class M3
Certificates			2.438% due 10/25/35 (Ê)	735	702
Series 2005-R5 Class M1			Ford Credit Auto Owner Trust
0.955% due 07/25/35 (Ê)	133	133
Asset Backed Securities Corp. Home			Series 2015-B Class A3
Equity Loan Trust			1.160% due 11/15/19	750	751
Series 2006-HE5 Class A5			Green Tree Servicing LLC
0.765% due 07/25/36 (Ê)	1,200	1,031	Series 2008-MH1 Class A2
Bank of The West Auto Trust			8.970% due 04/25/38 (Þ)	32	32
Series 2014-1 Class A3			Hertz Vehicle Financing LLC
1.090% due 03/15/19 (Þ)	953	953	Series 2015-2A Class A
Bayview Financial Acquisition Trust			2.020% due 09/25/19 (Þ)	920	916
Series 2006-A Class 1A3			Honda Auto Receivables Owner Trust
5.865% due 02/28/41	38	39	Series 2015-2 Class A3
Bear Stearns Asset Backed Securities			1.040% due 02/21/19	1,195	1,195
I Trust			HSI Asset Securitization Corp. Trust
Series 2005-FR1 Class M1			Series 2007-OPT1 Class 1A
1.025% due 06/25/35 (Ê)	250	249	0.628% due 12/25/36 (Ê)	329	247
BMW Vehicle Owner Trust			Hyundai Auto Receivables Trust
Series 2013-A Class A3			Series 2013-C Class A3
0.670% due 11/27/17	94	94	1.010% due 02/15/18	231	231
Brazos Higher Education Authority, Inc.			Series 2015-A Class A3
Series 2011-2 Class A3			1.050% due 04/15/19	543	543
1.715% due 10/27/36 (Ê)	410	390	Series 2015-C Class A2B
Capital One Multi-Asset Execution Trust			0.851% due 11/15/18 (Ê)	177	177
Series 2014-A1 Class A1			Series 2015-C Class A3
0.880% due 11/15/19 (Ê)	2,030	2,032	1.460% due 02/18/20	305	306
CCG Receivables Trust			JGWPT XXX LLC Fixed Rate Asset-
Series 2014-1 Class A2			Backed Notes
1.060% due 11/15/21 (Þ)	128	128	Series 2013-3A Class A
			4.080% due 01/17/73 (Þ)	264	281
Chase Issuance Trust			JGWPT XXXII LLC Fixed Rate Asset-
Series 2007-A2 Class A2
0.574% due 04/15/19 (Ê)	540	540	Backed Notes
			Series 2014-2A Class A
Series 2014-A6 Class A6			3.610% due 01/17/73 (Þ)	359	370
1.260% due 07/15/19	1,730	1,734
Series 2016-A7 Class A7			JPMorgan Mortgage Acquisition Trust
			Series 2007-HE1 Class AF6
1.060% due 09/16/19	1,570	1,570	4.593% due 03/25/47	1,281	894
Citibank Credit Card Issuance Trust			Lehman XS Trust
Series 2013-A12 Class A12			Series 2006-9 Class A1B
1.018% due 11/07/18 (Ê)	845	845	0.685% due 05/25/46 (Ê)	72	62
Series 2014-A2 Class A2			Series 2006-13 Class 1A2
1.020% due 02/22/19	3,670	3,673	0.695% due 09/25/36 (Ê)	74	67
Citigroup Mortgage Loan Trust, Inc.			Long Beach Mortgage Loan Trust
Series 2007-WFH1 Class A3			Series 2004-4 Class M1
0.675% due 01/25/37 (Ê)	233	231	1.425% due 10/25/34 (Ê)	1,143	1,047
Series 2007-WFH1 Class A4			Mercedes-Benz Auto Receivables Trust
0.725% due 01/25/37 (Ê)	934	887

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund 25

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — September 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2016-1 Class A2			SLC Student Loan Trust
1.110% due 03/15/19	1,410	1,410	Series 2006-1 Class A6
Merrill Lynch First Franklin Mortgage			1.010% due 12/15/38 (Ê)	780	681
Loan Trust			SLM Private Credit Student Loan Trust
Series 2007-1 Class A2B			Series 2005-B Class A2
0.695% due 04/25/37 (Ê)	94	54	1.030% due 03/15/23 (Ê)	96	96
Series 2007-4 Class 2A2			Series 2005-B Class A4
0.645% due 07/25/37 (Ê)	650	412	1.180% due 06/15/39 (Ê)	650	582
MSCC Heloc Trust			Series 2006-A Class A5
Series 2007-1 Class A			0.943% due 06/15/39 (Ê)	280	251
0.539% due 12/25/31 (Ê)	141	140	SLM Private Education Loan Trust
National Collegiate Student Loan Trust			Series 2010-A Class 2A
Series 2006-4 Class A3			3.774% due 05/16/44 (Ê)(Þ)	1,110	1,159
0.748% due 02/26/29 (Ê)	110	106	SLM Student Loan Trust
Nissan Auto Receivables Owner Trust			Series 2003-11 Class A6
Series 2013-B Class A4			1.600% due 12/15/25 (Ê)(Þ)	740	721
1.310% due 10/15/19	600	601	Series 2004-8 Class B
Series 2015-A Class A3			1.175% due 01/25/40 (Ê)	109	94
1.050% due 10/15/19	355	355	Series 2008-2 Class B
Northstar Education Finance, Inc.			1.915% due 01/25/83 (Ê)	205	178
Series 2007-1 Class A1			Series 2008-3 Class B
0.843% due 04/28/30 (Ê)	475	431	1.915% due 04/26/83 (Ê)	205	174
NovaStar Mortgage Funding Trust			Series 2008-4 Class A4
Series 2003-3 Class A1			2.365% due 07/25/22 (Ê)	1,391	1,395
0.880% due 12/25/33 (Ê)	460	443	Series 2008-6 Class B
Popular ABS Mortgage Pass-Through			2.565% due 07/26/83 (Ê)	205	191
Trust			Series 2008-7 Class B
Series 2006-C Class A4			2.565% due 07/26/83 (Ê)	205	189
0.775% due 07/25/36 (Ê)	1,348	1,306
			Series 2008-9 Class A
Series 2006-D Class A3			2.215% due 04/25/23 (Ê)	714	715
0.785% due 11/25/46 (Ê)	1,500	1,340
			Series 2008-9 Class B
Prestige Auto Receivables Trust			2.965% due 10/25/83 (Ê)	205	198
Series 2014-1A Class A3
1.520% due 04/15/20 (Þ)	465	465	Series 2012-7 Class A3
			1.175% due 05/26/26 (Ê)	475	450
Purchasing Power Funding LLC			SoFi Professional Loan Program LLC
Series 2015-A Class A1
3.500% due 12/15/19 (Þ)	139	139	Series 2014-B Class A2
			2.550% due 08/27/29 (Þ)	492	499
RAMP Trust			USAA Auto Owner Trust
Series 2003-RS9 Class AI6A
5.836% due 10/25/33	199	210	Series 2016-1 Class A2
Series 2003-RS11 Class AI6A			1.070% due 03/15/19	940	940

5.894% due 12/25/33	82	86	Wachovia Student Loan Trust
			Series 2006-1 Class A6
Series 2006-RZ1 Class M4			0.885% due 04/25/40 (Ê)(Þ)	770	694
1.058% due 03/25/36 (Ê)	960	737
			ZAIS CLO 5, Ltd.
RASC Trust			2.560% due 10/28/28	370	373
Series 2003-KS4 Class AIIB
1.105% due 06/25/33 (Ê)	19	16			46,832
Renaissance Home Equity Loan Trust			Corporate Bonds and Notes - 18.7%
Series 2005-2 Class AF4			21st Century Fox America, Inc.
4.934% due 08/25/35	85	85	6.900% due 08/15/39	535	718
Series 2006-1 Class AF3			8.250% due 10/17/96	20	28
5.608% due 05/25/36	11	7	AbbVie, Inc.
Series 2006-1 Class AF6			1.750% due 11/06/17	500	502
5.746% due 05/25/36	109	73	2.500% due 05/14/20	1,131	1,153
Series 2007-1 Class AF2			3.600% due 05/14/25	60	63
5.512% due 04/25/37	502	250	AES Corp.
Santander Drive Auto Receivables Trust			5.500% due 03/15/24	50	52
Series 2014-4 Class B			Aetna, Inc.
1.820% due 05/15/19	405	406	1.700% due 06/07/18	160	161
Series 2015-4 Class A3			1.900% due 06/07/19	525	530
1.580% due 09/16/19	535	536	2.400% due 06/15/21	40	40
SBA Small Business Investment Cos.			2.800% due 06/15/23	430	439
Series 2016-10B Class 1			3.200% due 06/15/26	90	92
2.051% due 09/10/26	100	101	4.375% due 06/15/46	150	157

See accompanying notes which are an integral part of this quarterly report.

26 Core Bond Fund

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — September 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Albemarle Corp.			Apple, Inc.
4.150% due 12/01/24	320	345	1.637% due 02/22/19 (Ê)	591	600
Series 30YR			1.088% due 05/06/19 (Ê)	480	482
5.450% due 12/01/44	720	838	2.450% due 08/04/26	580	580
Ally Financial, Inc.			4.650% due 02/23/46	100	115
3.600% due 05/21/18	880	893	Assurant, Inc.
3.250% due 11/05/18	530	533	2.500% due 03/15/18	660	668
8.000% due 11/01/31	100	123	AT&T, Inc.
Altria Group, Inc.			1.739% due 11/27/18 (Ê)	300	303
2.850% due 08/09/22	220	230	3.000% due 02/15/22	40	41
10.200% due 02/06/39	482	911	3.400% due 05/15/25	390	401
5.375% due 01/31/44	120	151	4.350% due 06/15/45	100	99
3.875% due 09/16/46	460	477	4.750% due 05/15/46	200	209
Amazon.com, Inc.			4.550% due 03/09/49 (Þ)	1,540	1,546
4.950% due 12/05/44	60	73	AutoNation, Inc.
American Airlines Pass-Through Trust			4.500% due 10/01/25	520	551
Series 2011-1 Class A			BAC Capital Trust XIV
5.250% due 01/31/21	213	231	Series G
Series 2013-2 Class A			4.000% due 09/29/49 (Ê)(ƒ)	70	57
4.950% due 01/15/23	160	174	Ball Corp.
Series 2014-1 Class B			5.250% due 07/01/25	110	119
4.375% due 10/01/22	320	325	Bank of America Corp.
Series 2016-2 Class A			5.000% due 05/13/21	230	257
3.650% due 06/15/28	665	693	4.250% due 10/22/26	170	180
American Axle & Manufacturing, Inc.			4.875% due 04/01/44	290	336
6.625% due 10/15/22	50	53	Series GMTN
American Builders & Contractors Supply			3.300% due 01/11/23	360	373
Co., Inc.			3.500% due 04/19/26	2,365	2,458
5.750% due 12/15/23 (Þ)	50	52	Series L
American Express Credit Corp.			2.600% due 01/15/19	50	51
Series F
2.600% due 09/14/20	870	895	Series X
			6.250% due 09/29/49 (ƒ)	50	52
American Honda Finance Corp.
1.155% due 12/11/17 (Ê)	100	100	Bank of America NA
			Series BKNT
American International Group, Inc.			1.750% due 06/05/18	1,105	1,111
6.400% due 12/15/20	920	1,079	2.050% due 12/07/18	315	319
4.875% due 06/01/22	405	456
3.750% due 07/10/25	150	157	Bank of Montreal
			Series YCD
Amgen, Inc.			1.395% due 12/11/17 (Ê)(~)	1,330	1,330
3.625% due 05/22/24	10	11	Bank of New York Mellon Corp. (The)
4.400% due 05/01/45	100	105	2.600% due 08/17/20	1,195	1,236
4.663% due 06/15/51 (Þ)	10	11	2.200% due 08/16/23	700	698
Anadarko Petroleum Corp.			Barrick NA Finance LLC
4.850% due 03/15/21	100	107	5.700% due 05/30/41	30	34
5.550% due 03/15/26	40	45	5.750% due 05/01/43	300	352
6.450% due 09/15/36	1,317	1,539	BB&T Corp.
4.500% due 07/15/44	125	115	2.050% due 06/19/18	805	813
Anheuser-Busch InBev Finance, Inc.			Bear Stearns Cos. LLC (The)
2.650% due 02/01/21	535	552	7.250% due 02/01/18	195	209
3.300% due 02/01/23	250	264	Becton Dickinson and Co.
3.650% due 02/01/26	1,765	1,895	3.734% due 12/15/24	40	43
4.700% due 02/01/36	1,000	1,150	4.685% due 12/15/44	10	11
4.900% due 02/01/46	955	1,136	Berkshire Hathaway Energy Co.
Anthem, Inc.			6.500% due 09/15/37	50	69
1.875% due 01/15/18	790	794	Berkshire Hathaway, Inc.
3.700% due 08/15/21	40	43	2.200% due 03/15/21	305	314
3.125% due 05/15/22	605	630	Blue Cube Spinco, Inc.
Apache Corp.			10.000% due 10/15/25 (Þ)	1,255	1,481
3.250% due 04/15/22	20	21	BMW US Capital LLC
5.100% due 09/01/40	140	145	1.500% due 04/11/19 (Þ)	840	841
Apollo Management Holdings, LP			Boeing Co. (The)
4.400% due 05/27/26 (Þ)	425	446	4.875% due 02/15/20	100	112

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund 27

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — September 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Boston Properties, LP			5.300% due 09/15/43	30	38
2.750% due 10/01/26	465	458	CNOOC Finance USA LLC
Capital One Bank USA NA			3.500% due 05/05/25	300	309
Series BKNT			Comcast Cable Communications
2.250% due 02/13/19	760	770	Holdings, Inc.
Capital One Financial Corp.			9.455% due 11/15/22	60	84
3.750% due 07/28/26	765	768	Comcast Corp.
Capital One NA			1.625% due 01/15/22	475	471
2.350% due 08/17/18	610	617	3.375% due 08/15/25	30	32
Series BKNT			6.400% due 03/01/40	100	140
1.650% due 02/05/18	645	646	Commonwealth Edison Co.
Cardinal Health, Inc.			5.800% due 03/15/18	290	309
1.700% due 03/15/18	781	784	Compass Bank
CCO Holdings LLC / CCO Holdings			Series BKNT
Capital Corp.			6.400% due 10/01/17	835	869
5.125% due 05/01/23 (Þ)	50	52	Concho Resources, Inc.
5.375% due 05/01/25 (Þ)	110	115	5.500% due 04/01/23	80	83
Celgene Corp.			Constellation Brands, Inc.
3.550% due 08/15/22	30	32	4.750% due 11/15/24	50	54
3.875% due 08/15/25	70	75	Continental Airlines Pass-Through Trust
5.000% due 08/15/45	230	259	Series 1999-1 Class A
Charter Communications Operating LLC			6.545% due 02/02/19	110	117
/ Charter Communications Operating			Series 2007-1 Class A
Capital			5.983% due 04/19/22	85	96
4.464% due 07/23/22 (Þ)	930	1,004	Cox Communications, Inc.
6.384% due 10/23/35 (Þ)	885	1,042	3.350% due 09/15/26 (Þ)	435	439
6.484% due 10/23/45 (Þ)	100	121	Crestwood Midstream Partners, LP /
Chesapeake Energy Corp.			Crestwood Midstream Finance Corp.
6.125% due 02/15/21	50	46	6.125% due 03/01/22	60	61
5.750% due 03/15/23	10	9	Crown Castle Towers LLC
Chevron Corp.			3.222% due 05/15/22 (Þ)	650	670
0.987% due 11/15/17 (Ê)	280	280	CVS Health Corp.
1.318% due 05/16/18 (Ê)	155	156	2.750% due 12/01/22	90	93
1.790% due 11/16/18	100	101	2.875% due 06/01/26	980	995
2.954% due 05/16/26	450	465	5.125% due 07/20/45	1,275	1,560
Chubb INA Holdings, Inc.			Daimler Finance NA LLC
2.300% due 11/03/20	350	360	2.000% due 08/03/18 (Þ)	980	988
2.875% due 11/03/22	370	389	Darden Restaurants, Inc.
3.350% due 05/03/26	30	32	6.800% due 10/15/37	635	751
Cisco Systems, Inc.			DaVita, Inc.
1.850% due 09/20/21	540	543	5.000% due 05/01/25	160	160
CIT Group, Inc.			DCP Midstream Operating, LP
6.625% due 04/01/18 (Þ)	50	53	2.500% due 12/01/17	115	114
5.000% due 08/01/23	90	95	Delta Air Lines Pass-Through Trust
Citigroup Capital III			Series 2002-1 Class G-1
7.625% due 12/01/36	500	635	6.718% due 01/02/23	92	106
Citigroup, Inc.			Series 2007-1 Class A
1.525% due 11/24/17 (Ê)	1,250	1,253	6.821% due 08/10/22	489	578
1.800% due 02/05/18	1,180	1,183	Devon Energy Corp.
			3.250% due 05/15/22	110	109
2.150% due 07/30/18	1,300	1,312	5.850% due 12/15/25	1,324	1,490
2.255% due 09/01/23 (Ê)	600	603	5.000% due 06/15/45	80	78
4.450% due 09/29/27	945	988
			Diageo Investment Corp.
5.300% due 05/06/44	120	135	2.875% due 05/11/22	90	94
4.650% due 07/30/45	625	705	Diamond 1 Finance Corp. / Diamond 2
Series P			Finance Corp
5.950% due 12/31/49 (ƒ)	280	286	3.480% due 06/01/19 (Þ)	150	154
Series T			4.420% due 06/15/21 (Þ)	555	580
6.250% due 12/29/49 (ƒ)	525	565	5.450% due 06/15/23 (Þ)	1,240	1,329
Clear Channel Worldwide Holdings, Inc.			Discovery Communications LLC
Series B			6.350% due 06/01/40	235	255
6.500% due 11/15/22	975	1,015	DISH DBS Corp.
CME Group, Inc.			5.875% due 07/15/22	50	51

See accompanying notes which are an integral part of this quarterly report.

28 Core Bond Fund

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — September 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series WI			4.750% due 01/15/43	50	52
5.875% due 11/15/24	100	99	Ford Motor Credit Co. LLC
Dollar Tree, Inc.			2.551% due 10/05/18	1,060	1,075
Series WI			5.875% due 08/02/21	200	228
5.750% due 03/01/23	70	75	Series FXD
Dominion Resources, Inc.			2.145% due 01/09/18	1,575	1,584
7.000% due 06/15/38	20	27	Freeport-McMoran Oil & Gas LLC / FCX
Duke Energy Carolinas LLC			Oil & Gas, Inc.
5.300% due 02/15/40	30	38	6.875% due 02/15/23	20	21
4.000% due 09/30/42	100	107	Freeport-McMoRan, Inc.
Duke Energy Progress LLC			3.550% due 03/01/22	90	82
4.100% due 03/15/43	310	337	Fresenius Medical Care US Finance II,
Eaton Corp.			Inc.
2.750% due 11/02/22	150	155	4.750% due 10/15/24 (Þ)	110	116
4.150% due 11/02/42	40	43	General Electric Co.
Ecolab, Inc.			5.250% due 12/06/17	190	199
4.350% due 12/08/21	10	11	5.300% due 02/11/21	130	149
Emera US Finance, LP			1.158% due 05/05/26 (Ê)	525	511
3.550% due 06/15/26 (Þ)	410	425	5.875% due 01/14/38	325	435
4.750% due 06/15/46 (Þ)	260	279	4.500% due 03/11/44	480	553
Energy Transfer Partners, LP			Series GMTN
4.050% due 03/15/25	1,240	1,230	6.875% due 01/10/39	1,116	1,681
6.050% due 06/01/41	315	319	Series NOTZ
5.150% due 03/15/45	235	218	1.480% due 04/15/20 (Ê)	200	202
3.774% due 11/01/66 (Ê)	280	190	General Motors Co.
Enterprise Products Operating LLC			3.500% due 10/02/18	425	438
Series B			4.875% due 10/02/23	1,050	1,138
7.034% due 01/15/68	370	391	6.250% due 10/02/43	120	142
EOG Resources, Inc.			5.200% due 04/01/45	365	380
4.150% due 01/15/26	30	33	General Motors Financial Co., Inc.
EP Energy LLC / Everest Acquisition			4.375% due 09/25/21	20	21
Finance, Inc.			4.250% due 05/15/23	10	10
Series WI			5.250% due 03/01/26	640	703
6.375% due 06/15/23	90	54	Georgia-Pacific LLC
Exelon Corp.			8.875% due 05/15/31	365	577
2.850% due 06/15/20	555	575	Gilead Sciences, Inc.
Express Scripts Holding Co.			2.550% due 09/01/20	890	919
3.000% due 07/15/23	735	747	3.650% due 03/01/26	200	215
Exxon Mobil Corp.			4.000% due 09/01/36	455	464
1.000% due 03/15/19 (Ê)	800	795	4.750% due 03/01/46	160	179
3.043% due 03/01/26	70	73	Glencore Funding LLC
4.114% due 03/01/46	40	45	2.875% due 04/16/20 (Þ)	180	179
Farmers Exchange Capital III			GLP Capital, LP / GLP Financing II, Inc.
5.454% due 10/15/54 (Þ)	600	606	5.375% due 11/01/23	80	86
Fidelity National Information Services,			Goldman Sachs Capital I
Inc.			6.345% due 02/15/34	1,145	1,395
2.850% due 10/15/18	585	600	Goldman Sachs Capital II
Fifth Third Bank			4.000% due 06/01/43 (Ê)(ƒ)	3	2
Series BKNT			Goldman Sachs Group, Inc. (The)
2.875% due 10/01/21	700	732	5.250% due 07/27/21	280	316
First Data Corp.			2.350% due 11/15/21	930	928
5.375% due 08/15/23 (Þ)	260	268
5.000% due 01/15/24 (Þ)	50	51	3.850% due 07/08/24	150	159
			4.250% due 10/21/25	180	189
FirstEnergy Corp.			6.750% due 10/01/37	950	1,210
Series A
2.750% due 03/15/18	30	30	6.250% due 02/01/41	160	209
Series B			4.750% due 10/21/45	150	168
4.250% due 03/15/23	100	106	Series D
Series C			6.000% due 06/15/20	150	171
7.375% due 11/15/31	280	364	Series GMTN
Florida East Coast Holdings Corp.			7.500% due 02/15/19	300	339
6.750% due 05/01/19 (Þ)	50	51	Series O
Ford Motor Co.			5.300% due 12/29/49 (ƒ)	420	431

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund 29

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — September 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Goodyear Tire & Rubber Co. (The)			5.500% due 02/01/43 (Þ)	10	11
5.125% due 11/15/23	50	52	KKR Group Finance Co. III LLC
Great Plains Energy, Inc.			5.125% due 06/01/44 (Þ)	685	697
5.292% due 06/15/22	550	616	KLA-Tencor Corp.
Halliburton Co.			4.650% due 11/01/24	30	33
3.800% due 11/15/25	70	72	Kohl's Corp.
4.850% due 11/15/35	30	32	5.550% due 07/17/45	415	407
Harris Corp.			Kraft Foods Group, Inc.
1.999% due 04/27/18	445	448	3.500% due 06/06/22	100	106
5.054% due 04/27/45	30	34	Kraft Heinz Foods Co.
HCA, Inc.			4.875% due 02/15/25 (Þ)	1,240	1,367
4.750% due 05/01/23	50	52	Series WI
5.375% due 02/01/25	140	145	5.000% due 07/15/35	40	46
Hewlett Packard Enterprise Co.			5.200% due 07/15/45	20	24
2.450% due 10/05/17 (Þ)	1,650	1,664	4.375% due 06/01/46	100	106
6.200% due 10/15/35 (Þ)	945	985	Kroger Co. (The)
HSBC Bank USA NA			5.150% due 08/01/43	20	24
Series BKNT			L Brands, Inc.
5.875% due 11/01/34	475	575	5.625% due 10/15/23	30	33
HSBC Finance Corp.			Land O' Lakes, Inc.
6.676% due 01/15/21	100	115	6.000% due 11/15/22 (Þ)	655	726
Humana, Inc.			Legg Mason, Inc.
3.150% due 12/01/22	10	10	4.750% due 03/15/26	775	837
4.625% due 12/01/42	20	21	Lockheed Martin Corp.
Huntington National Bank (The)			3.350% due 09/15/21	370	396
2.200% due 11/06/18	520	526	4.500% due 05/15/36	10	11
ING US, Inc.			Series 10YR
2.900% due 02/15/18	455	464	3.550% due 01/15/26	90	97
Intel Corp.			Lowe's Cos., Inc.
3.700% due 07/29/25	20	22	4.375% due 09/15/45	890	1,009
4.900% due 07/29/45	10	12	LyondellBasell Industries NV
International Business Machines Corp.			4.625% due 02/26/55	780	773
1.188% due 02/12/19 (Ê)	220	221	Marathon Oil Corp.
International Lease Finance Corp.			3.850% due 06/01/25	940	893
5.875% due 08/15/22	100	111	McDonald's Corp.
International Paper Co.			2.100% due 12/07/18	470	477
8.700% due 06/15/38	60	89	3.700% due 01/30/26	60	65
IPALCO Enterprises, Inc.			Medtronic, Inc.
5.000% due 05/01/18	50	52	Series WI
Janus Capital Group, Inc.			3.150% due 03/15/22	870	925
4.875% due 08/01/25	450	482	3.500% due 03/15/25	150	162
JPMorgan Chase & Co.			Merck & Co., Inc.
6.000% due 01/15/18	100	106	1.161% due 05/18/18 (Ê)	1,665	1,673
2.750% due 06/23/20	440	453	2.750% due 02/10/25	40	41
4.250% due 10/15/20	300	325	MetLife, Inc.
2.550% due 03/01/21	580	591	6.400% due 12/15/36	100	111
2.295% due 08/15/21	1,055	1,057	10.750% due 08/01/39	700	1,122
4.350% due 08/15/21	130	143	4.050% due 03/01/45	390	387
4.125% due 12/15/26	230	245	Metropolitan Life Global Funding I
6.400% due 05/15/38	550	758	1.875% due 06/22/18 (Þ)	750	755
4.950% due 06/01/45	370	414	1.350% due 09/14/18 (Þ)	1,640	1,640
JPMorgan Chase Bank NA			MGM Resorts International
Series BKNT			6.000% due 03/15/23	80	87
6.000% due 10/01/17	400	417	Microsoft Corp.
JPMorgan Chase Capital XXIII			2.000% due 08/08/23	475	474
1.817% due 05/15/47 (Ê)	1,050	796	2.400% due 08/08/26	200	200
Kinder Morgan, Inc.			3.750% due 02/12/45	100	101
5.550% due 06/01/45	460	472	Mondelez International, Inc.
Kindred Healthcare, Inc.			4.000% due 02/01/24	90	99
Series WI			Monongahela Power Co.
8.750% due 01/15/23	60	60	4.100% due 04/15/24 (Þ)	265	291
KKR Group Finance Co. II LLC			5.400% due 12/15/43 (Þ)	255	322

See accompanying notes which are an integral part of this quarterly report.

30 Core Bond Fund

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — September 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Morgan Stanley			Quicken Loans, Inc.
5.950% due 12/28/17	150	158	5.750% due 05/01/25 (Þ)	30	30
5.625% due 09/23/19	200	221	QVC, Inc.
Series GMTN			4.375% due 03/15/23	230	231
3.875% due 01/27/26	865	918	Range Resources Corp.
MPLX LP			Series WI
Series WI			4.875% due 05/15/25	100	96
4.875% due 12/01/24	555	574	Rayonier AM Products, Inc.
4.875% due 06/01/25	100	103	5.500% due 06/01/24 (Þ)	560	512
Mutual of Omaha Insurance Co.			Regency Energy Partners, LP / Regency
4.297% due 07/15/54 (Þ)	440	441	Energy Finance Corp.
Mylan NV			5.875% due 03/01/22	60	66
3.950% due 06/15/26 (Þ)	1,220	1,229	Reliance Standard Life Global Funding
5.250% due 06/15/46 (Þ)	435	458	II
			2.500% due 01/15/20 (Þ)	475	481
Navient Corp.
8.000% due 03/25/20	70	75	Reynolds American, Inc.
			6.875% due 05/01/20	590	691
NBCUniversal Media LLC
4.375% due 04/01/21	150	167	3.250% due 06/12/20	40	42
			5.850% due 08/15/45	240	312
NCL Corp., Ltd.			Reynolds Group Issuer, Inc. / Reynolds
4.625% due 11/15/20 (Þ)	40	40	Group Issuer LLC / Reynolds Group
Neiman Marcus Group, Ltd. LLC
8.750% due 10/15/21 (Þ)	80	63	Issuer Lu
			5.750% due 10/15/20	174	179
Netflix, Inc.
5.875% due 02/15/25	60	65	Sabine Pass Liquefaction LLC
			5.000% due 03/15/27 (Þ)	340	349
New York Life Global Funding
1.450% due 12/15/17 (Þ)	645	648	Schlumberger Holdings Corp.
			4.000% due 12/21/25 (Þ)	435	474
Newell Brands, Inc.
3.150% due 04/01/21	20	21	Southwest Airlines Co.
			2.650% due 11/05/20	450	462
3.850% due 04/01/23	810	862	Spectrum Brands, Inc.
4.200% due 04/01/26	40	44	Series WI
Noble Energy, Inc.			5.750% due 07/15/25	50	54
8.250% due 03/01/19	90	103	Sprint Capital Corp.
3.900% due 11/15/24	150	153	8.750% due 03/15/32	1,285	1,311
5.250% due 11/15/43	10	10	Sprint Communications, Inc.
NVR, Inc.			9.000% due 11/15/18 (Þ)	50	55
3.950% due 09/15/22	445	474	State Street Corp.
Occidental Petroleum Corp.			4.956% due 03/15/18	150	157
3.125% due 02/15/22	30	31	TCW Group, Inc.
3.400% due 04/15/26	50	53	2.600% due 10/28/31	375	374
4.625% due 06/15/45	30	34	Teachers Insurance & Annuity
Oracle Corp.			Association of America
1.900% due 09/15/21	770	772	4.900% due 09/15/44 (Þ)	40	45
2.650% due 07/15/26	570	570	Tenet Healthcare Corp.
PACCAR Financial Corp.			4.350% due 06/15/20 (Ê)	80	80
1.650% due 02/25/19	245	247	8.125% due 04/01/22	1,050	1,050
1.200% due 08/12/19	210	209	Thermo Fisher Scientific, Inc.
Pacific Gas & Electric Co.			2.950% due 09/19/26	465	461
6.050% due 03/01/34	100	133	Time Warner Cable LLC
5.800% due 03/01/37	60	79	4.125% due 02/15/21	150	159
Panhandle Eastern Pipe Line Co., LP			5.875% due 11/15/40	130	144
8.125% due 06/01/19	450	504	Time Warner, Inc.
Pfizer, Inc.			4.750% due 03/29/21	1,135	1,271
1.150% due 06/15/18 (Ê)	1,323	1,327	7.700% due 05/01/32	150	213
Pharmacia LLC			Toyota Motor Credit Corp.
6.500% due 12/01/18	240	267	Series GMTN
Philip Morris International, Inc.			2.800% due 07/13/22	365	383
2.500% due 08/22/22	90	92	Transcontinental Gas Pipe Line Co. LLC
4.500% due 03/20/42	40	45	7.850% due 02/01/26 (Þ)	120	155
Procter & Gamble Co. (The)			Tyson Foods, Inc.
1.027% due 11/01/19 (Ê)	230	231	5.150% due 08/15/44	10	12
Progress Energy, Inc.			Union Pacific Railroad Co. Pass-Through
4.400% due 01/15/21	30	33	Trust
			Series 2006-1

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund 31

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — September 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
5.866% due 07/02/30	141	164	ZFS Finance USA Trust V
United Rentals NA, Inc.			6.500% due 05/09/37 (Þ)	675	681
5.750% due 11/15/24	60	62			163,986
United Technologies Corp.			International Debt - 5.5%
4.500% due 06/01/42	30	35	1011778 BC Unlimited Liability Co. /
UnitedHealth Group, Inc.			New Red Finance, Inc.
1.900% due 07/16/18	560	566	6.000% due 04/01/22 (Þ)	110	115
3.875% due 10/15/20	10	11	1011778 BC Unlimited Liability Co. 1st
4.625% due 07/15/35	100	116	Lien Term Loan B2
5.700% due 10/15/40	60	77	3.750% due 12/12/21 (Ê)	100	100
Univision Communications, Inc.			Actavis Funding SCS
5.125% due 05/15/23 (Þ)	50	51	3.450% due 03/15/22	40	42
5.125% due 02/15/25 (Þ)	60	60	3.800% due 03/15/25	60	64
US Airways Pass-Through Trust			4.750% due 03/15/45	130	142
Series 2011-1 Class A			AerCap Global Aviation Trust
7.125% due 10/22/23	343	409	6.500% due 06/15/45 (Þ)	440	452
Series 2012-1 Class A			AerCap Ireland Capital, Ltd. / AerCap
5.900% due 10/01/24	552	634	Global Aviation Trust
USF&G Capital III			4.625% due 07/01/22	735	773
8.312% due 07/01/46 (Þ)	730	1,007	Altice Luxembourg SA
Verizon Communications, Inc.			7.750% due 05/15/22 (Þ)	700	747
2.606% due 09/14/18 (Ê)	100	103	America Movil SAB de CV
1.375% due 08/15/19	940	935	5.625% due 11/15/17	40	42
5.150% due 09/15/23	990	1,153	ArcelorMittal
			7.250% due 02/25/22	110	125
6.400% due 09/15/33	80	104	6.125% due 06/01/25	385	420
6.550% due 09/15/43	240	325	Argentine Republic Government
Series WI			International Bond
4.862% due 08/21/46	130	146	7.500% due 04/22/26 (Þ)	170	192
4.672% due 03/15/55	1,110	1,168	Aristocrat International Pty, Ltd. Term
Viacom, Inc.			Loan B
3.875% due 04/01/24	20	21	3.500% due 10/20/21 (Ê)	9	9
5.850% due 09/01/43	270	305	AstraZeneca PLC
Visa, Inc.			2.375% due 11/16/20	385	396
3.150% due 12/14/25	150	158	Avago Technologies Cayman Finance,
4.300% due 12/14/45	90	104	Ltd. 1st Lien Term Loan B3
Wachovia Capital Trust II			3.524% due 02/01/23 (Ê)	320	324
1.180% due 01/15/27 (Ê)	55	48	Babson CLO, Ltd.
Walgreens Boots Alliance, Inc.			Series 2014-IIA Class A
3.450% due 06/01/26	70	73	2.069% due 10/17/26 (Ê)(Þ)	130	130
4.800% due 11/18/44	100	110	Bank of Montreal
Wal-Mart Stores, Inc.			1.900% due 08/27/21	525	522
6.200% due 04/15/38	10	14	Bank of Nova Scotia (The)
4.750% due 10/02/43	100	124	1.516% due 06/14/19 (Ê)	1,300	1,304
Waste Management, Inc.			Barrick Gold Corp.
3.500% due 05/15/24	90	97	4.100% due 05/01/23	413	445
Wells Fargo & Co.			5.250% due 04/01/42	280	307
2.500% due 03/04/21	400	406	Bharti Airtel, Ltd.
4.600% due 04/01/21	220	243	4.375% due 06/10/25 (Þ)	200	207
1.740% due 07/26/21 (Ê)	1,510	1,515	BHP Billiton Finance USA, Ltd.
3.000% due 04/22/26	400	404	3.250% due 11/21/21	120	128
4.650% due 11/04/44	180	189	2.875% due 02/24/22	10	10
4.400% due 06/14/46	590	601	5.000% due 09/30/43	40	47
Series GMTN			6.750% due 10/19/75 (Þ)	630	713
2.600% due 07/22/20	880	898	BP Capital Markets PLC
4.300% due 07/22/27	290	313	3.245% due 05/06/22	10	11
4.900% due 11/17/45	250	275	3.119% due 05/04/26	120	123
West Corp.			Braskem Finance, Ltd.
5.375% due 07/15/22 (Þ)	50	49	6.450% due 02/03/24	225	244
Westlake Chemical Corp.			Brazil Government International Bond
4.875% due 05/15/23 (Þ)	390	408	2.625% due 01/05/23	220	204
Williams Partners, LP			5.625% due 01/07/41	150	149
3.600% due 03/15/22	1,015	1,033	British Telecommunications PLC

See accompanying notes which are an integral part of this quarterly report.

32 Core Bond Fund

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — September 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
9.375% due 12/15/30	30	49	Series 2015-12A Class A
Canadian Oil Sands, Ltd.			2.180% due 04/15/27 (Ê)(Þ)	190	190
7.750% due 05/15/19 (Þ)	450	504	Mallinckrodt International Finance SA
4.500% due 04/01/22 (Þ)	680	698	4.750% due 04/15/23	70	63
CDP Financial, Inc.			Mexico Government International Bond
5.600% due 11/25/39 (Þ)	215	290	5.550% due 01/21/45	190	220
Celulosa Arauco y Constitucion SA			Nationwide Building Society
Series WI			4.000% due 09/14/26 (Þ)	770	766
4.750% due 01/11/22	40	43	Noble Holding International, Ltd.
Commonwealth Bank of Australia			3.950% due 03/15/22	220	164
5.000% due 10/15/19 (Þ)	30	33	7.200% due 04/01/25	210	166
Cooperatieve Rabobank UA			Nokia OYJ
4.375% due 08/04/25	400	422	6.625% due 05/15/39	770	835
5.250% due 08/04/45	440	502	Pernod Ricard SA
11.000% due 06/29/49 (ƒ)(Þ)	359	435	4.450% due 01/15/22 (Þ)	150	165
Credit Suisse AG			Perrigo Co. PLC
1.750% due 01/29/18	755	755	2.300% due 11/08/18	595	597
Credit Suisse Group Funding Guernsey,			4.000% due 11/15/23	425	437
Ltd.			Perrigo Finance Unlimited Co.
4.550% due 04/17/26 (Þ)	1,040	1,092	3.500% due 03/15/21	390	403
Dryden 37 Senior Loan Fund			4.375% due 03/15/26	340	355
Series 2015-37A Class A			Peru Government International Bond
2.180% due 04/15/27 (Ê)(Þ)	540	541	6.550% due 03/14/37	10	14
Ecopetrol SA			5.625% due 11/18/50	80	106
5.375% due 06/26/26	60	62	Petrobras Global Finance BV
5.875% due 05/28/45	220	202	5.750% due 01/20/20 (Å)	30	31
Emera, Inc.			5.375% due 01/27/21 (Å)	320	316
Series 16-A			6.250% due 03/17/24 (Å)	80	78
6.750% due 06/15/76	610	656	Petroleos Mexicanos
Ensco PLC			4.625% due 09/21/23 (Þ)	385	386
4.700% due 03/15/21	540	485	6.875% due 08/04/26 (Þ)	50	56
5.200% due 03/15/25	75	55	6.625% due 06/15/35	100	102
5.750% due 10/01/44	515	315	6.375% due 01/23/45	100	96
Fortis, Inc.			Series REGS
2.100% due 10/04/21 (Þ)	310	309	6.875% due 08/04/26	30	34
3.055% due 10/04/26 (Þ)	970	966
GE Capital International Funding Co.			Poland Government International Bond
			5.125% due 04/21/21	160	181
Unlimited Co			4.000% due 01/22/24	40	44
Series WI
4.418% due 11/15/35	200	224	Province of Quebec Canada
GlaxoSmithKline Capital PLC			1.065% due 09/04/18 (Ê)	335	335
2.850% due 05/08/22	60	63	0.977% due 07/21/19 (Ê)	480	480
Global SC Finance II SRL			Qatar Government International Bond
Series 2014-1A Class A2			4.625% due 06/02/46 (Þ)	665	727
3.090% due 07/17/29 (Þ)	321	311	Rio Tinto Finance USA, Ltd.
HBOS PLC			3.750% due 09/20/21	70	76
Series GMTN			Royal Bank of Scotland Group PLC
6.750% due 05/21/18 (Þ)	300	321	6.400% due 10/21/19	180	199
HSBC Bank PLC			6.125% due 12/15/22	70	74
7.650% due 05/01/25	375	472	3.875% due 09/12/23	935	920
HSBC Holdings PLC			5.125% due 05/28/24	220	220
2.650% due 01/05/22	835	832	Royal Bank of Scotland NV
3.900% due 05/25/26	955	989	4.650% due 06/04/18	30	31
Indonesia Government International			Schlumberger Norge AS
Bond			4.200% due 01/15/21 (Þ)	70	76
Series REGS			Seagate HDD Cayman
3.750% due 04/25/22	200	211	4.750% due 06/01/23	580	574
Intelsat Jackson Holdings SA			SFR Group SA
7.250% due 04/01/19	1,100	885	7.375% due 05/01/26 (Þ)	430	440
Limerock CLO II, Ltd.			Shell International Finance BV
Series 2014-2A Class A			1.387% due 11/10/18 (Ê)	1,000	1,007
2.179% due 04/18/26 (Ê)(Þ)	540	540	4.375% due 03/25/20	10	11
Magnetite XII, Ltd.			2.875% due 05/10/26	795	807

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund 33

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — September 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.375% due 05/11/45	250	270	4.250% due 04/28/22 (Ê)	100		99
4.000% due 05/10/46	320	327	Albertsons LLC Term Loan B4
Shire Acquisitions Investments Ireland			4.500% due 08/22/21 (Ê)	75		75
DAC			Albertsons LLC Term Loan B6
1.900% due 09/23/19	975	974	4.750% due 06/22/23 (Ê)	105		106
Sirius International Group, Ltd.			Allison Transmission, Inc. Term Loan B3
7.506% due 05/29/49 (ƒ)(Þ)	365	367	1.000% due 08/23/19 (Ê)(v)	57		57
Sky PLC			American Airlines, Inc. 1st Lien Term
6.100% due 02/15/18 (Þ)	505	533	Loan B
Southern Copper Corp.			3.250% due 05/21/20 (Ê)(v)	100		100
6.750% due 04/16/40	10	11	American Builders & Contractors Supply
5.250% due 11/08/42	140	132	Co., Inc. Term Loan
Standard Chartered PLC			3.500% due 04/16/20 (Ê)	100		100
5.700% due 03/26/44 (Þ)	200	213	B/E Aerospace, Inc. Term Loan B
Suncor Energy, Inc.			3.850% due 12/16/21 (Ê)	100		101
5.950% due 12/01/34	441	534	Berry Plastics Group, Inc. 1st Lien Term
Telefonica Emisiones SAU			Loan H
5.134% due 04/27/20	40	44	3.750% due 10/01/22 (Ê)	123		124
Tengizchevroil Finance Co. International,			Boyd Gaming Corp. Term Loan B2
Ltd.			1.000% due 08/16/23 (v)	100		101
4.000% due 08/15/26 (Þ)	225	223	Catalent Pharma Solutions, Inc. Term
Teva Pharmaceutical Finance			Loan B
Netherlands III BV			1.000% due 05/20/21 (Ê)(v)	64		64
2.200% due 07/21/21	950	946	Charter Communications Operating LLC
2.800% due 07/21/23	435	436	1st Lien Term Loan I
			3.500% due 01/24/23 (Ê)	100		100
Toronto-Dominion Bank (The)
2.125% due 04/07/21	555	562	CWGS Group LLC 1st Lien Term Loan B
3.625% due 09/15/31	550	552	5.750% due 02/20/20 (Ê)	99		99
			Dollar Tree, Inc. Term Loan B3
Trade MAPS 1, Ltd.			1.000% due 07/06/22 (v)	33		33
Series 2013-1A Class A
1.218% due 12/10/18 (Ê)(Þ)	640	639	First Data Corp. 1st Lien Term Loan B
			1.000% due 03/24/21 (Ê)(v)	97		97
Transcanada Trust
Series 16-A			HCA, Inc. Term Loan B7
5.875% due 08/15/76	790	836	3.588% due 03/01/24	84		85
			Hilton Worldwide Finance LLC Term
Transocean, Inc.			Loan
3.750% due 10/15/17	984	989	1.000% due 10/25/23 (Ê)(v)	110		110
6.800% due 03/15/38	270	177	Kronos, Inc. 1st Lien Term Loan B
Tyco Electronics Group SA			1.000% due 10/30/19 (Ê)(v)	20		20
6.550% due 10/01/17	450	473	Level 3 Financing, Inc. Term Loan B2
UBS AG			3.500% due 05/31/22 (Ê)	100		101
Series BKNT			MacDermid, Inc. 1st Lien Term Loan
1.800% due 03/26/18	1,390	1,393	5.500% due 06/07/20 (Ê)	600		601
UBS Group Funding Jersey, Ltd.			MGM Growth Properties Operating
2.650% due 02/01/22 (Þ)	665	664	Partnership, LP Term Loan
4.125% due 04/15/26 (Þ)	625	657	4.000% due 04/25/23 (Ê)	100		101
Valeant Pharmaceuticals International,			Michaels Stores, Inc. 1st Lien Term
Inc.			Loan B
5.875% due 05/15/23 (Þ)	190	164	1.000% due 01/28/20 (Ê)(v)	100		100
Validus Holdings, Ltd.			MultiPlan, Inc. 1st Lien Term Loan B
8.875% due 01/26/40	270	377	5.000% due 05/25/23 (Ê)	96		97
Virgin Media Investment Holdings, Ltd.			Neptune Finco Corp. 1st Lien Term
Term Loan			Loan B
1.000% due 06/30/23 (Ê)(v)	100	100	5.000% due 10/09/22 (Ê)	100		100
Vodafone Group PLC			Party City Holdings, Inc. Term Loan
7.875% due 02/15/30	560	777	1.000% due 08/19/22 (Ê)(v)	100		100
Voya CLO, Ltd.			PET Acquisition Merger Sub LLC 1st
Series 2014-4A Class A1			Lien Term Loan B1
2.173% due 10/14/26 (Ê)(Þ)	310	310	5.000% due 01/26/23 (Ê)	100		101
Yara International ASA			PetSmart, Inc. 1st Lien Term Loan B
3.800% due 06/06/26 (Þ)	820	846	4.250% due 03/10/22 (Ê)	100		100
		48,057	Pharmaceutical Product Development
Loan Agreements - 0.5%			LLC 1st Lien Term Loan B
Air Medical Group Holdings, Inc. 1st			4.250% due 08/18/22 (Ê)	170		170
Lien Term Loan B

See accompanying notes which are an integral part of this quarterly report.

34 Core Bond Fund

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — September 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Reynolds Group Holdings, Inc. Term			Series 2011-R11 Class 20A5
Loan			3.069% due 03/26/35 (Ê)(Þ)	116	116
4.250% due 01/21/23 (Ê)	100	100	Bear Stearns Adjustable Rate Mortgage
RPI Finance Trust 1st Lien Term Loan			Trust
B4			Series 2003-8 Class 4A1
3.500% due 12/11/20 (Ê)	120	120	3.087% due 01/25/34 (Ê)	91	91
ServiceMaster Co. LLC (The) 1st Lien			Series 2004-5 Class 2A
Term Loan B			3.489% due 07/25/34 (Ê)	318	317
4.250% due 07/01/21 (Ê)	20	20	Series 2004-9 Class 22A1
Sungard Availability Services Capital,			3.496% due 11/25/34 (Ê)	15	15
Inc. Covenant-Lite 1st Lien Term			Series 2005-2 Class A1
Loan B			2.920% due 03/25/35 (Ê)	222	223
6.000% due 03/31/19 (Ê)	393	369	Bear Stearns Commercial Mortgage
T-Mobile USA, Inc. 1st Lien Term Loan			Securities Trust
B			Series 2007-PW15 Class A4
3.500% due 11/09/22 (Ê)	100	101	5.331% due 02/11/44	418	421
Univision Communications, Inc. 1st Lien
Term Loan C4			CFCRE Commercial Mortgage Trust
1.000% due 03/01/20 (Ê)(v)	120	120	Series 2011-C2 Class C
UPC Financing Partnership 1st Lien			5.885% due 12/15/47 (Þ)	195	218
Term Loan AN			Series 2016-C3 Class A3
1.000% due 08/31/24 (Ê)(v)	100	100	3.865% due 01/10/48	1,150	1,265
XPO Logistics, Inc. Term Loan B2			CGCMT Trust
4.250% due 10/30/21 (Ê)	100	100	Series 2009-RR1 Class MA4A
Zebra Technologies Corp. Term Loan B			5.485% due 03/17/51 (Þ)	300	301
4.089% due 10/27/21 (Ê)	97	98	CHL Mortgage Pass-Through Trust
			Series 2004-22 Class A3
Mortgage-Backed Securities - 21.4%		4,170	2.725% due 11/25/34 (Ê)	60	57

American Home Mortgage Investment			Series 2004-HYB9 Class 1A1
Trust			2.852% due 02/20/35 (Ê)	79	79
Series 2004-4 Class 4A			Series 2005-3 Class 1A2
3.245% due 02/25/45 (Ê)	32	32	0.815% due 04/25/35 (Ê)	12	10
Banc of America Commercial Mortgage			Citigroup Commercial Mortgage Trust
Trust			Series 2015-GC29 Class C
Series 2007-2 Class AJ			4.293% due 04/10/48	100	101
5.634% due 04/10/49	120	111	Citigroup Mortgage Loan Trust, Inc.
Series 2007-2 Class AM			Series 2005-11 Class A2A
5.801% due 04/10/49	210	214	2.930% due 10/25/35 (Ê)	16	15
Banc of America Merrill Lynch			Series 2007-AR8 Class 2A1A
Commercial Mortgage Securities Trust			3.126% due 07/25/37 (Ê)	282	266
Series 2014-520M Class A			Commercial Mortgage Loan Trust
4.325% due 08/15/46 (Þ)	200	230	Series 2008-LS1 Class A4B
Banc of America Merrill Lynch			6.296% due 12/10/49	82	85
Commercial Mortgage Trust			Commercial Mortgage Trust
Series 2008-1 Class A4			Series 2013-300P Class A1
6.436% due 02/10/51	416	432	4.353% due 08/10/30 (Þ)	195	219
Banc of America Mortgage Securities,			Series 2013-CR13 Class A1
Inc.			1.259% due 11/10/18	512	512
Series 2004-11 Class 2A1			Series 2014-277P Class A
5.750% due 01/25/35	33	34	3.732% due 08/10/49 (Þ)	205	222
Banc of America Re-REMIC Trust			Series 2014-UBS4 Class A1
Series 2010-UB5 Class A4A			1.309% due 08/10/47	211	211
5.649% due 02/17/51 (Þ)	442	446	Series 2015-LC19 Class A4
Bayview Commercial Asset Trust			3.183% due 02/10/48	191	201
Series 2006-2A Class A2			Series 2015-LC19 Class B
0.804% due 07/25/36 (Ê)(Þ)	294	257	3.829% due 02/10/48	100	106
BCAP LLC Trust			Series 2016-GCT Class A
Series 2009-RR11 Class 7A1			2.681% due 08/10/29 (Þ)	140	144
2.893% due 02/26/36 (Ê)(Þ)	94	94	Credit Suisse Commercial Mortgage
Series 2010-RR7 Class 3A1			Trust
2.882% due 08/26/35 (Ê)(Þ)	224	223	Series 2006-C1 Class G
Series 2010-RR7 Class 3A12			5.855% due 02/15/39 (Þ)	345	344
2.798% due 08/26/35 (Ê)(Þ)	1,000	724	Series 2006-C5 Class A1A
Series 2011-R11 Class 15A1			5.297% due 12/15/39	171	171
3.037% due 10/26/33 (Ê)(Þ)	207	209	Series 2007-C1 Class A3

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund 35

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — September 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
5.383% due 02/15/40	45	45	3.700% due 2034	499	558
Credit Suisse First Boston Mortgage			5.500% due 2034	29	33
Securities Corp.			4.500% due 2035	742	821
Series 2005-C3 Class AJ			5.500% due 2037	279	314
4.771% due 07/15/37	—	—	5.500% due 2038	886	1,011
CSAIL Commercial Mortgage Trust			6.000% due 2039	88	100
Series 2015-C4 Class E			4.000% due 2040	442	487
3.585% due 11/15/48	500	342
CSMC Mortgage-Backed Trust			5.500% due 2040	1,051	1,197
Series 2007-2 Class 3A4			6.000% due 2040	253	290
5.500% due 03/25/37	382	346	4.000% due 2041	775	845
Series 2011-4R Class 5A1			6.000% due 2041	277	317
3.158% due 05/27/36 (Þ)	155	155	3.000% due 2042	841	879
DBCCRE Mortgage Trust			3.500% due 2043	1,601	1,709
Series 2014-ARCP Class A			4.000% due 2044	1,439	1,587
4.238% due 01/10/34 (Þ)	270	293	3.500% due 2045	5,972	6,315
Series 2014-ARCP Class C			4.000% due 2046	2,480	2,691
5.099% due 01/10/34 (Þ)	575	603	4.500% due 2046	783	880
DBJPM Mortgage Trust			15 Year TBA(Ï)
Series 2016-C3 Class A5			2.500%	14,345	14,830
2.890% due 09/10/49	240	247	3.000%	1,000	1,048
DBUBS Mortgage Trust			3.500%	900	948
Series 2011-LC1A Class A1			4.000%	400	413
3.742% due 11/10/46 (Þ)	10	10	30 Year TBA(Ï)
EQTY Mortgage Trust			3.000%	23,755	24,632
Series 2014-INNS Class E			3.500%	2,100	2,209
3.954% due 05/08/31 (Ê)(Þ)	400	391	4.000%	2,700	2,896
Fannie Mae			4.500%	2,600	2,844
3.170% due 2018	1,164	1,193	5.000%	1,400	1,554
3.950% due 2020	405	438
5.500% due 2020	11	11	Series 2003-343 Class 6
			Interest Only STRIP
4.250% due 2021	395	438	5.000% due 10/25/33	33	6
4.283% due 2021	623	684	Series 2003-345 Class 18
2.860% due 2022	219	231	Interest Only STRIP
5.500% due 2022	57	61	4.500% due 12/25/18	23	1
2.000% due 2023	1,136	1,154	Series 2003-345 Class 19
2.500% due 2024	755	783	Interest Only STRIP
4.000% due 2025	256	271	4.500% due 01/25/19	24	1
4.500% due 2025	524	562	Series 2005-365 Class 12
2.320% due 2026	394	401	Interest Only STRIP
3.100% due 2026	275	296	5.500% due 12/25/35	85	14
3.190% due 2026	371	401	Series 2006-369 Class 8
3.400% due 2026	360	396	Interest Only STRIP
4.000% due 2026	265	278	5.500% due 04/25/36	13	3
			Fannie Mae Connecticut Avenue
6.000% due 2026	66	75	Securities
2.640% due 2027	418	436	Series 2016-C02 Class 1M2
2.660% due 2027	395	412	6.438% due 09/25/28 (Ê)	220	243
4.500% due 2027	487	500	Series 2016-C04 Class 1M1
6.000% due 2027	41	47	1.926% due 01/25/29 (Ê)	713	718
3.050% due 2028	425	455	Series 2016-C04 Class 1M2
3.630% due 2029	345	384	4.726% due 01/25/29 (Ê)	720	740
3.320% due 2030	384	418	Series 2016-C05 Class 2M1
3.360% due 2030	395	433	1.844% due 01/25/29 (Ê)	237	238
3.500% due 2030	228	241	Fannie Mae Grantor Trust
3.030% due 2031	417	439	Series 2001-T4 Class A1
5.000% due 2031	220	245	7.500% due 07/25/41	319	391
6.000% due 2032	45	52	Fannie Mae REMIC Trust
3.000% due 2033	1,487	1,563	Series 2004-W5 Class A1
3.500% due 2033	1,194	1,271	6.000% due 02/25/47	232	263
5.000% due 2033	11	12	Fannie Mae REMICS
6.150% due 2033(Ê)	76	87	Series 1999-56 Class Z
3.500% due 2034	251	267	7.000% due 12/18/29	17	20

See accompanying notes which are an integral part of this quarterly report.

36 Core Bond Fund

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — September 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2003-35 Class FY			Interest Only STRIP
0.925% due 05/25/18 (Ê)	10	10	1.617% due 02/25/18	5,915	96
Series 2005-24 Class ZE			Series 2015-KF12 Class A
5.000% due 04/25/35	360	402	1.224% due 09/25/22 (Ê)	584	584
Series 2005-110 Class MB			Series 2016-K053 Class A2
5.500% due 09/25/35	38	40	2.995% due 12/25/25	390	419
Series 2009-39 Class LB			Series 2016-KF15 Class A
4.500% due 06/25/29	229	250	1.070% due 02/25/23 (Ê)	2,414	2,419
Series 2009-96 Class DB			Series 2016-KF17 Class A
4.000% due 11/25/29	286	308	0.950% due 03/25/23 (Ê)	1,522	1,523
Series 2010-95 Class S			Series 2016-KIR1 Class A2
Interest Only STRIP			2.849% due 03/25/26	160	167
6.075% due 09/25/40 (Ê)	814	176	Federal Home Loan Mortgage Corp.
Series 2012-55 Class PC			Structured Pass-Through Securities
3.500% due 05/25/42	700	751	Series 2003-56 Class A5
Series 2013-111 Class PL			5.231% due 05/25/43	269	302
2.000% due 12/25/42	570	551	First Horizon Mortgage Pass-Through
Series 2016-23 Class ST			Trust
Interest Only STRIP			Series 2005-AR4 Class 2A1
5.547% due 11/25/45 (Ê)	571	143	2.892% due 10/25/35 (Ê)	479	396
Series 2016-61 Class BS			Freddie Mac
Interest Only STRIP			4.500% due 2018	1,451	1,487
5.613% due 09/25/46 (Ê)	587	116	4.500% due 2020	3,997	4,102
Fannie Mae-Aces			3.500% due 2030	189	201
Series 2012-M8 Class ASQ2			3.000% due 2031	421	443
1.520% due 12/25/19	1,072	1,075	5.500% due 2037	139	151
Series 2013-M4 Class ASQ2			5.500% due 2038	575	665
1.451% due 02/25/18	475	477	6.000% due 2038	141	162
Series 2014-M1 Class A1			5.000% due 2040	402	445
2.325% due 07/25/23	167	171	4.000% due 2041	1,837	2,028
Series 2014-M13 Class AB2			4.500% due 2041	400	439
2.951% due 08/25/24	510	536	5.500% due 2041	408	464
Series 2014-M13 Class ASQ2			3.000% due 2042	251	261
1.637% due 11/25/17	1,821	1,826	3.500% due 2043	1,382	1,485
Series 2015-M1 Class ASQ2			4.000% due 2044	898	978
1.626% due 02/25/18	1,236	1,240	3.500% due 2045	2,494	2,667
Series 2015-M7 Class ASQ1			4.000% due 2045	1,559	1,680
0.882% due 04/25/18	462	461	3.000% due 2046	3,194	3,322
Series 2015-M7 Class ASQ2			3.500% due 2046	8,452	8,918
1.550% due 04/25/18	465	467	4.000% due 2046	2,873	3,098
Series 2015-M11 Class A1
2.097% due 04/25/25	723	735	30 Year TBA(Ï)
			3.000%	1,000	1,039
Series 2015-M15 Class ASQ1			3.500%	300	316
0.849% due 01/25/19	1,171	1,169
Series 2016-M2 Class ABV2			Freddie Mac Reference REMIC
2.131% due 01/25/23	660	660	Series 2006-R006 Class ZA
Series 2016-M3 Class ASQ2			6.000% due 04/15/36	503	583

2.263% due 02/25/23	895	916	Series 2006-R007 Class ZA
Series 2016-M6 Class AB2			6.000% due 05/15/36	431	490

2.395% due 05/25/26	860	864	Freddie Mac REMICS
			Series 2003-2624 Class QH
Series 2016-M7 Class A2			5.000% due 06/15/33	137	153
2.499% due 09/25/26	210	213
			Series 2007-3335 Class FT
Series 2016-M7 Class AV2			0.674% due 08/15/19 (Ê)	18	18
2.157% due 10/25/23	2,035	2,068
			Series 2009-3569 Class NY
FDIC Trust			5.000% due 08/15/39	1,400	1,589
Series 2010-R1 Class A
2.184% due 05/25/50 (Þ)	534	534	Series 2010-3632 Class PK
Series 2011-R1 Class A			5.000% due 02/15/40	284	314

2.672% due 07/25/26 (Þ)	8	8	Series 2010-3653 Class B
Federal Home Loan Mortgage Corp.			4.500% due 04/15/30	391	430
Multifamily Structured Pass-Through			Series 2010-3704 Class DC
Certificates			4.000% due 11/15/36	291	309
Series 2011-K702 Class X1			Series 2012-4010 Class KM
			3.000% due 01/15/42	206	214

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund 37

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — September 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2013-4233 Class MD			GMACM Mortgage Loan Trust
1.750% due 03/15/25	302	304	Series 2005-AR2 Class 4A
Freddie Mac Strips			3.407% due 05/25/35 (Ê)	5		5
Series 2012-271 Class 30			GS Mortgage Securities Trust
3.000% due 08/15/42	1,294	1,343	Series 2013-GC12 Class A1
Series 2014-334 Class S7			0.742% due 06/10/46	101		101
Interest Only STRIP			Series 2013-GC14 Class AS
5.592% due 08/15/44 (Ê)	251	61	4.507% due 08/10/46 (Þ)	235		265
Freddie Mac Structured Agency Credit			Series 2013-GC16 Class A1
Risk Debt Notes			1.264% due 11/10/46	35		35
Series 2016-DNA2 Class M3			Series 2015-GS1 Class C
5.786% due 10/25/28 (Ê)	380	400	4.570% due 11/10/48	180		191
Freddie Mac Whole Loan Securities			GSMPS Mortgage Loan Trust
Trust			Series 2006-RP1 Class 1A2
Series 2016-SC01 Class M1			7.500% due 01/25/36 (Þ)	2		2
3.883% due 07/25/46	256	256	GSR Mortgage Loan Trust
FREMF Mortgage Trust			Series 2005-AR7 Class 6A1
Series 2012-K705 Class B			3.085% due 11/25/35 (Ê)	33		32
4.302% due 09/25/44 (Þ)	217	226	HarborView Mortgage Loan Trust
Series 2013-K24 Class B			Series 2005-4 Class 3A1
3.622% due 11/25/45 (Þ)	360	377	3.098% due 07/19/35 (Ê)	62		54
Series 2015-K721 Class B			JPMBB Commercial Mortgage Securities
3.681% due 11/25/47 (Þ)	340	339	Trust
Series 2016-K57 Class C			Series 2013-C14 Class AS
3.919% due 08/25/49 (Þ)	120	99	4.409% due 08/15/46	250		278
Ginnie Mae			JPMorgan Alternative Loan Trust
Series 2007-26 Class SD			Series 2006-A2 Class 3A1
Interest Only STRIP			3.029% due 05/25/36 (Ê)	744		569
6.270% due 05/16/37 (Ê)	848	179	JPMorgan Chase Commercial Mortgage
Series 2010-H03 Class HI			Securities Trust
Interest Only STRIP			Series 2004-LN2 Class B
1.482% due 03/20/60	4,492	172	5.466% due 07/15/41	150		149
Series 2010-H04 Class BI			Series 2005-CB12 Class AJ
Interest Only STRIP			4.987% due 09/12/37	238		238
1.406% due 04/20/60	1,038	46	Series 2007-LDPX Class A3
Series 2010-H12 Class PT			5.420% due 01/15/49	328		331
5.470% due 11/20/59	216	220	Series 2011-C3 Class A2
Series 2010-H22 Class JI			3.673% due 02/15/46 (Þ)	2		2
Interest Only STRIP			Series 2015-FL7 Class A
2.507% due 11/20/60	1,843	116	1.774% due 05/15/28 (Ê)(Þ)	213		212
Series 2011-H02 Class BI			Series 2015-MAR7 Class E
Interest Only STRIP			5.962% due 06/05/32 (Þ)	500		485
0.424% due 02/20/61	7,016	85	JPMorgan Mortgage Trust
Series 2012-135 Class IO			Series 2004-A2 Class 3A1
Interest Only STRIP			2.705% due 05/25/34 (Ê)	24		24
0.688% due 01/16/53	2,118	93	Series 2005-A1 Class 6T1
Series 2016-21 Class ST			3.089% due 02/25/35 (Ê)	7		7
Interest Only STRIP			Series 2005-A5 Class TA1
5.638% due 02/20/46 (Ê)	373	87	3.058% due 08/25/35 (Ê)	58		57
Series 2016-51 Class NS			Series 2005-S3 Class 1A2
Interest Only STRIP			5.750% due 01/25/36	23		19
5.518% due 04/20/46 (Ê)	197	40	Series 2006-A6 Class 1A2
Ginnie Mae I			3.069% due 10/25/36 (Ê)	92		83
2.140% due 2023	558	561	LB Commercial Mortgage Trust
Ginnie Mae II			Series 2007-C3 Class AM
2.000% due 2040(Ê)	279	290	6.114% due 07/15/44	920		940
2.125% due 2040(Ê)	201	207	LB-UBS Commercial Mortgage Trust
3.500% due 2040(Ê)	33	35	Series 2005-C7 Class F
5.292% due 2060	388	408	5.350% due 11/15/40	405		408
4.723% due 2063	174	184	Mastr Adjustable Rate Mortgages Trust
4.695% due 2064	596	624	Series 2006-2 Class 4A1
30 Year TBA(Ï)			2.923% due 02/25/36 (Ê)	35		32
3.000%	2,000	2,091	Mastr Alternative Loan Trust
3.500%	700	743	Series 2003-4 Class B1

See accompanying notes which are an integral part of this quarterly report.

38 Core Bond Fund

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — September 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
6.028% due 06/25/33	47	42	RFMSI Trust
Series 2004-10 Class 5A6			Series 2006-SA4 Class 2A1
5.750% due 09/25/34	28	29	4.123% due 11/25/36 (Ê)	139	122
Merrill Lynch Mortgage Investors Trust			Rialto Capital Management LLC
Series 2005-A10 Class A			Series 2014-LT5 Class A
0.735% due 02/25/36 (Ê)	42	38	2.850% due 05/15/24 (Þ)	16	16
ML-CFC Commercial Mortgage Trust			RREF LLC
Series 2007-5 Class AJ			Series 2015-LT7 Class A
5.450% due 08/12/48	752	608	3.000% due 12/25/32 (Þ)	205	205
Series 2007-5 Class AJFL			SG Commercial Mortgage Securities
5.450% due 08/12/48 (Þ)	680	550	Trust
Morgan Stanley Bank of America Merrill			Series 2016-C5 Class A4
Lynch Trust			3.055% due 10/10/48	475	489
Series 2015-C24 Class A4			Structured Adjustable Rate Mortgage
3.732% due 05/15/48	835	914	Loan Trust
Series 2015-C24 Class C			Series 2004-12 Class 2A
4.499% due 05/15/48	75	73	2.979% due 09/25/34 (Ê)	590	581
			Structured Asset Securities Corp.
Series 2015-C26 Class A3			Mortgage Pass-Through Certificates
3.211% due 11/15/48	875	908	Series 2003-34A Class 5A4

Morgan Stanley Capital I Trust			2.956% due 11/25/33 (Ê)	312	314
Series 2007-IQ14 Class A1A
5.665% due 04/15/49	309	313	Towd Point Mortgage Trust
			Series 2016-3 Class A1
Series 2007-IQ15 Class A4			2.250% due 08/25/55 (Þ)	537	537
6.114% due 06/11/49	319	328	Wachovia Bank Commercial Mortgage
Series 2011-C1 Class A3			Trust
4.700% due 09/15/47 (Þ)	907	961	Series 2007-C31 Class AM
Series 2011-C3 Class A4			5.591% due 04/15/47	500	507
4.118% due 07/15/49	115	126	Washington Mutual Mortgage Pass-
Series 2012-C4 Class A2			Through Certificates Trust
2.111% due 03/15/45	26	26	Series 2003-AR7 Class A7
Series 2015-MS1 Class A4			2.676% due 08/25/33 (Ê)	130	130
3.779% due 05/15/48	200	221	Series 2005-AR13 Class A1A1
Series 2016-UBS9 Class A4			0.815% due 10/25/45 (Ê)	14	13
3.594% due 03/15/49	205	223	Wells Fargo Commercial Mortgage Trust
MSBAM Commercial Mortgage			Series 2016-BNK1 Class A3
Securities Trust			2.652% due 08/15/49	460	467
Series 2012-CKSV Class A2			Wells Fargo Mortgage Backed Securities
3.277% due 10/15/30 (Þ)	190	196	Trust
MSCG Trust			Series 2004-P Class 2A1
Series 2015-ALDR Class A2			2.994% due 09/25/34 (Ê)	165	170
3.577% due 06/07/35 (Þ)	255	268	Series 2006-2 Class 2A3
New Residential Mortgage Loan Trust			5.500% due 03/25/36	48	48
Series 2016-3A Class A1B			Series 2006-AR2 Class 2A1
3.250% due 09/25/56 (Þ)	230	237	2.894% due 03/25/36	71	71
Nomura Resecuritization Trust			Series 2006-AR6 Class 7A1
Series 2015-4R Class 1A14			2.963% due 03/25/36 (Ê)	225	222
0.590% due 03/26/47 (Ê)(Þ)	1,290	717	Series 2007-8 Class 1A16
Prime Mortgage Trust			6.000% due 07/25/37	52	52
Series 2004-CL1 Class 1A2			WFRBS Commercial Mortgage Trust
0.925% due 02/25/34 (Ê)	5	5	Series 2012-C9 Class A1
RBS Commercial Funding, Inc. Trust			0.673% due 11/15/45	25	25
Series 2013-GSP Class A			Series 2013-C14 Class A1
3.961% due 01/13/32 (Þ)	200	219	0.836% due 06/15/46	126	126
RBSCF Trust			Series 2014-C19 Class A3
Series 2010-RR3 Class MSCA			3.660% due 03/15/47	500	531
6.103% due 06/16/49 (Þ)	56	57	Series 2014-C24 Class D
Series 2010-RR4 Class CMLA			3.692% due 11/15/47 (Þ)	280	201
6.296% due 12/16/49 (Þ)	105	107			186,897
RBSSP Resecuritization Trust			Municipal Bonds - 0.4%
Series 2010-3 Class 9A1			County of Montgomery Ohio Revenue
5.500% due 02/26/35 (Þ)	113	114	Bonds
Residential Asset Securitization Trust			0.570% due 11/15/39 (Ê)	1,000	1,000
Series 2003-A15 Class 1A2			Municipal Electric Authority of Georgia
0.975% due 02/25/34 (Ê)	35	32	Revenue Bonds

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund 39

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — September 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
		or Shares	$			or Shares	$
6.637% due 04/01/57		750	1,012	New Zealand Government International
7.055% due 04/01/57		600	752	Bond
Tender Option Bond Trust Receipts/				Series 0423
Certificates General Obligation				5.500% due 04/15/23	NZD	1,710	1,506
Unlimited				Series 0427
0.740% due 08/01/49 (Ê)(Þ)		500	500	4.500% due 04/15/27	NZD	810	711
			3,264	Series 0521
Non-US Bonds - 4.6%				6.000% due 05/15/21	NZD	4,120	3,534
Australia Government International				Series 0925
Bond				2.000% due 09/20/25	NZD	490	387
Series 126				Norway Government International Bond
4.500% due 04/15/20	AUD	2,810	2,371	Series 473
Series 133				4.500% due 05/22/19 (Þ)	NOK	8,550	1,174
5.500% due 04/21/23	AUD	1,190	1,121	Series 477
Series 140				1.750% due 03/13/25 (Þ)	NOK	3,370	442
4.500% due 04/21/33	AUD	1,250	1,245	Peru Government International Bond
Brazil Notas do Tesouro Nacional Serie B				5.700% due 08/12/24	PEN	4,510	1,367
Series NTNB				6.900% due 08/12/37	PEN	3,220	1,029
6.000% due 05/15/45	BRL	404	384	Poland Government International Bond
Brazil Notas do Tesouro Nacional Serie F				Series 0420
Series NTNF				1.500% due 04/25/20	PLN	1,490	382
10.000% due 01/01/21	BRL	1,930	581	Series 0421
10.000% due 01/01/23	BRL	4,755	1,404	2.000% due 04/25/21	PLN	1,480	383
10.000% due 01/01/25	BRL	4,060	1,186	Series 0726
Colombia Titulos de Tesoreria				2.500% due 07/25/26	PLN	5,030	1,269
Series B				Russian Federal Bond - OFZ
10.000% due 07/24/24	COP	8,206,800	3,384	Series 6219
6.000% due 04/28/28	COP	847,700	269	7.750% due 09/16/26	RUB	42,660	665
Ireland Government International Bond				Singapore Government International
5.400% due 03/13/25	EUR	1,470	2,364	Bond
Malaysia Government International Bond				0.500% due 04/01/18	SGD	410	299
Series 0111				2.000% due 07/01/20	SGD	350	264
4.160% due 07/15/21	MYR	150	38	2.250% due 06/01/21	SGD	400	306
Series 0114				3.125% due 09/01/22	SGD	450	361
4.181% due 07/15/24	MYR	1,220	307	2.750% due 07/01/23	SGD	380	299
Series 0115				3.000% due 09/01/24	SGD	450	362
3.955% due 09/15/25	MYR	1,580	390	2.375% due 06/01/25	SGD	400	308
Series 0116				3.500% due 03/01/27	SGD	350	296
3.800% due 08/17/23	MYR	3,850	950	South Africa Government International
Series 0215				Bond
3.795% due 09/30/22	MYR	1,610	396	Series R186
Series 0314				10.500% due 12/21/26	ZAR	5,270	431
4.048% due 09/30/21	MYR	610	153	Series R207
Series 0315				7.250% due 01/15/20	ZAR	5,710	408
3.659% due 10/15/20	MYR	1,274	313	Series R209
Series 0414				6.250% due 03/31/36	ZAR	8,450	449
3.654% due 10/31/19	MYR	1,060	261	Series R214
Series 0512				6.500% due 02/28/41	ZAR	20,700	1,102
3.314% due 10/31/17	MYR	460	112				40,526
Series 0515				United States Government Agencies - 0.9%
3.759% due 03/15/19	MYR	710	175	United States Treasury Inflation Indexed
Mexican Bonos				Bonds
Series M 20				0.375% due 07/15/25		1,096	1,132
10.000% due 12/05/24	MXN	6,160	401	0.625% due 01/15/26		1,469	1,545
7.500% due 06/03/27	MXN	10,682	609	0.625% due 02/15/43		628	630
Series M 30				1.375% due 02/15/44		1,286	1,525
10.000% due 11/20/36	MXN	24,459	1,758	0.750% due 02/15/45		1,349	1,390
8.500% due 11/18/38	MXN	2,730	173	1.000% due 02/15/46		1,584	1,751
Series M							7,973
6.500% due 06/09/22	MXN	6,200	330	United States Government Treasuries - 23.2%
7.750% due 05/29/31	MXN	2,940	172	United States Treasury Inflation Indexed
7.750% due 11/13/42	MXN	32,660	1,945	Bonds
				0.250% due 07/15/26		1,514	1,542

See accompanying notes which are an integral part of this quarterly report.

40 Core Bond Fund

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — September 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)					Amounts in thousands (except share amounts)
		Principal		Fair			Principal		Fair
	Amount ($)			Value		Amount ($)			Value
		or Shares		$			or Shares		$
United States Treasury Notes					Oct 2016 121.75 Call (25)	USD	3,044	(ÿ)	5
0.750% due 10/31/17		4,164		4,167	United States Treasury
0.875% due 03/31/18		5,735		5,747	Bond Futures
0.625% due 04/30/18		9,149		9,134	Oct 2016 169.00 Call (10)	USD	1,690	(ÿ)	11
0.750% due 07/31/18		4,125		4,124	Oct 2016 171.00 Call (5)	USD	855	(ÿ)	3
0.750% due 08/31/18		1,125		1,125	Oct 2016 164.00 Put (7)	USD	1,148	(ÿ)	2
1.000% due 03/15/19		12,239		12,286	Total Options Purchased
0.875% due 04/15/19		6,910		6,915	(cost $143)				52
0.875% due 09/15/19		1,220		1,220
1.250% due 02/29/20		12,944		13,061	Short-Term Investments - 24.4%
1.375% due 09/30/20		11,970		12,113	ABN AMRO Bank NV
1.375% due 04/30/21		50		51	1.543% due 10/28/16 (Ê)(Þ)		300		300
1.375% due 05/31/21		12,480		12,615	American Honda Finance Corp.
1.125% due 06/30/21		20		20
1.125% due 07/31/21		39,457		39,399	0.843% due 07/14/17 (Ê)		1,250		1,251
1.125% due 08/31/21		3,830		3,826	Anheuser-Busch InBev Worldwide, Inc.
1.250% due 07/31/23		350		346	0.751% due 10/13/16 (ç)(Þ)(~)		250		250
1.375% due 08/31/23		8,842		8,814	1.314% due 01/13/17 (Þ)(~)		350		349
1.750% due 09/30/23		8,140		8,341	1.212% due 04/21/17 (Þ)(~)		460		457
2.000% due 02/15/25		1,330		1,377	1.574% due 06/08/17 (Þ)(~)		250		248
1.625% due 05/15/26		12,070		12,086	AT&T, Inc.
1.500% due 08/15/26		8,410		8,328	1.600% due 02/15/17		335		336
3.500% due 02/15/39		2,545		3,151
3.875% due 08/15/40		1,839		2,399	1.700% due 06/01/17		745		747
2.500% due 02/15/46		180		186	Bank of America Corp.
2.500% due 05/15/46 (§)		24,308		25,158	Series GMTN
2.250% due 08/15/46		5,840		5,734	6.400% due 08/28/17		200		209
					Bank of America NA
				203,265	Series BKNT
Total Long-Term Investments					1.208% due 05/08/17 (Ê)		300		300
(cost $694,785)				704,970	Bank of Montreal
					Series YCD
Common Stocks - 0.0%					0.798% due 11/10/16 (ç)(Ê)(~)		750		750
Financial Services - 0.0%					Bear Stearns Cos. LLC (The)
Escrow GM Corp.(Å)		80,000		—	5.550% due 01/22/17		425		431
Total Common Stocks					BNP Paribas SA
(cost $—)				—	2.375% due 09/14/17		40		40
					BPCE SA

Preferred Stocks - 0.1%					1.371% due 11/18/16 (Ê)		300		300
					Brazil Notas do Tesouro Nacional Serie F
Financial Services - 0.1%					Series NTNF
State Street Corp.		6,800		182	10.000% due 01/01/17	BRL	600		187
XLIT, Ltd.		700		559	Chariot Funding LLC
				741	1.018% due 03/31/17 (Þ)(~)		750		745
Total Preferred Stocks					Cooperatieve Rabobank UA
(cost $753)				741	0.923% due 03/09/17 (Ê)(~)		1,330		1,329
					CRC Funding LLC
					0.924% due 01/05/17 (Þ)(~)		850		848
Options Purchased - 0.0%					Credit Suisse AG
(Number of Contracts)					Series GMTN
Cross Currency Options					1.315% due 05/26/17 (Ê)		300		300
(USD/GBP)					Deutsche Telekom International Finance
Oct 2016 1.24 Call (1)	USD	2,480	(ÿ)	—	BV
Oct 2016 1.30 Call (1)	USD	2,600	(ÿ)	8	2.250% due 03/06/17 (Þ)		920		923
Oct 2016 1.30 Call (1)	USD	2,600	(ÿ)	11
United States 10 Year					DNB Bank ASA
Treasury Note Futures					Series YCD
Oct 2016 131.50 Call (21)	USD	2,762	(ÿ)	8	1.174% due 06/09/17 (Ê)(~)		1,330		1,330
Oct 2016 132.00 Call (18)	USD	2,376	(ÿ)	4	eBay, Inc.
United States 5 Year					1.350% due 07/15/17		610		611
Treasury Note Futures					Fannie Mae-Aces

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund 41

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — September 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal		Fair		Principal	Fair
	Amount ($)		Value		Amount ($)	Value
	or Shares		$		or Shares	$
Series 2012-M13 Class ASQ2				0.150% due 01/12/17	3,215	3,213
1.246% due 08/25/17	605		605	United States Treasury Notes
FCA US LLC Term Loan B				0.375% due 10/31/16	5,590	5,591
3.500% due 05/24/17 (Ê)	328		328	0.500% due 11/30/16	5,965	5,968
Federal Home Loan Bank Discount				Verizon Communications, Inc.
Notes
Zero coupon due 10/07/16	46,750		46,750	1.234% due 06/09/17 (Ê)	150	150
General Electric Co.				Vodafone Group PLC
1.086% due 12/29/16 (Ê)	430		430	1.625% due 03/20/17	1,260	1,262
Hartford Financial Services Group, Inc.				Wells Fargo Bank NA
(The)				Series CD
5.375% due 03/15/17	200		204	1.245% due 06/12/17 (Ê)(~)	1,665	1,664
IBRD Discount Note				Westpac Banking Corp.
0.010% due 10/04/16	1,000		1,000	Series YCD
				1.212% due 03/01/17 (Ê)(~)	1,630	1,631
ING Bank NV				Williams Partners, LP / Williams
3.750% due 03/07/17 (Þ)	1,500		1,516	Partners Finance Corp.
Intesa Sanpaolo SpA				7.250% due 02/01/17	235	239
2.375% due 01/13/17	320		320	Total Short-Term Investments
Liberty Street Funding LLC				(cost $213,294)		213,316
0.691% due 10/11/16 (ç)(Þ)(~)	1,200		1,200
M&T Bank Corp.				Total Investments 105.1%
6.875% due 06/15/16 (ƒ)	150		151	(identified cost $908,975)		919,079
Manufacturers & Traders Trust Co.
Series BKNT
1.400% due 07/25/17	780		781	Other Assets and Liabilities,
National Australia Bank, Ltd.				Net - (5.1%)		(44,678)

1.118% due 06/30/17 (Ê)(Þ)	520		520	Net Assets - 100.0%		874,401
Nordea Bank Finland PLC
Series YCD
1.252% due 06/13/17 (Ê)(~)	1,665		1,665
Ontario Teachers' Finance Trust
1.017% due 12/02/16 (Þ)(~)	600		599
1.058% due 01/17/17 (Þ)(~)	500		499
1.197% due 02/10/17 (Þ)(~)	500		498
Province of British Columbia Canada
1.200% due 04/25/17	335		336
Russell U.S. Cash Management Fund	106,238,916	(8)	106,239
Samsung Electronics America, Inc.
1.750% due 04/10/17 (Þ)	305		306
Starbird Funding Corp.
0.934% due 12/19/16 (Þ)(~)	1,000		998
Statoil ASA
3.125% due 08/17/17	20		20
Thomson Reuters Corp.
1.650% due 09/29/17	700		702
Total Capital International SA
1.550% due 06/28/17	895		898
Toyota Motor Credit Corp.
1.008% due 02/16/17 (Ê)	265		265
1.125% due 05/16/17	1,200		1,201
United States Treasury Bills
0.051% due 10/06/16	250		250
0.091% due 10/06/16	3,500		3,500
0.319% due 10/06/16 (§)	320		320
0.325% due 10/06/16 (§)	4,480		4,479
0.330% due 10/06/16	2,770		2,768
0.385% due 10/06/16	2,010		2,009

See accompanying notes which are an integral part of this quarterly report.

42 Core Bond Fund

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — September 30, 2016 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
0.0%
Escrow GM Corp.	04/21/11	80,000	—	—	—
Petrobras Global Finance BV	06/13/16	80,000	86.85	69	78
Petrobras Global Finance BV	06/13/16	320,000	91.01	291	316
Petrobras Global Finance BV	06/13/16	30,000	96.09	29	31
					425
For a description of restricted securities see note 6 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Australia 10 Year Bond Futures	380	AUD	52,067	12/16	442
British Pound Currency Futures	11	USD	894	12/16	(2)
Euro-Bobl Futures	9	EUR	1,189	12/16	1
Eurodollar Futures	3	USD	423	12/16	1
Eurodollar Futures	49	USD	12,120	12/17	2
Japanese Yen Currency Futures	15	USD	1,854	12/16	6
United States 2 Year Treasury Note Futures	361	USD	78,867	12/16	55
United States 5 Year Treasury Note Futures	522	USD	63,431	12/16	184
United States 10 Year Treasury Note Futures	398	USD	52,187	12/16	124
United States Long Bond Futures	154	USD	25,897	12/16	(134)
Short Positions
Canada 10 Year Bond Futures	117	CAD	17,190	12/16	(30)
Euro-Bobl Futures	42	EUR	5,548	12/16	(21)
Euro-Bund Futures	195	EUR	32,311	12/16	(158)
Euro-Buxl 30 Year Bond Futures	1	EUR	192	12/16	—
Eurodollar Futures	49	USD	12,087	12/19	(3)
Euro-OAT Futures	20	EUR	3,202	12/16	(18)
Japan Government 10 Year Bond Futures	5	JPY	761,701	12/16	(47)
Long Gilt Futures	105	GBP	13,676	12/16	103
United States 5 Year Treasury Note Futures	214	USD	26,005	12/16	(25)
United States 10 Year Treasury Note Futures	240	USD	31,470	12/16	(102)
United States 10 Year Ultra Bond Futures	14	USD	2,018	12/16	2
United States Long Bond Futures	17	USD	2,859	12/16	18
United States Ultra Bond Futures	8	USD	1,471	12/16	26
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					424

Options Written
Amounts in thousands (except contract amounts)
		Number of	Strike		Notional	Expiration	Fair Value
	Call/Put	Contracts	Price		Amount	Date	$
Cross Currency Options (USD/GBP)	Call	1	1.24	USD	2,480	10/03/16	—
Cross Currency Options (USD/GBP)	Call	1	1.24	USD	2,480	10/05/16	—
United States 5 Year Treasury Note Futures	Call	23	122.25	USD	2,812	10/21/16	(1)
United States 10 Year Treasury Note Futures	Call	21	132.50	USD	2,783	11/25/16	(8)
United States 10 Year Treasury Note Futures	Call	57	133.00	USD	7,581	11/25/16	(17)
United States Treasury Bond Futures	Call	5	174.00	USD	870	10/21/16	(1)
United States Treasury Bond Futures	Call	16	172.00	USD	2,752	11/25/16	(19)
United States Treasury Bond Futures	Call	7	178.00	USD	1,246	11/25/16	(3)
United States Treasury Bond Futures	Put	14	161.00	USD	2,254	10/21/16	(2)
Total Liability for Options Written (premiums received $115)							(51)

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund 43

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — September 30, 2016 (Unaudited)

Transactions in options written contracts for the period ended September 30, 2016 were as follows:
	Number of	Premiums
	Contracts	Received
Outstanding December 31, 2015	1	$107
Opened	238	144
Closed	(93)	(130)
Expired	(1)	(6)
Outstanding September 30, 2016	145	$115

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	48	AUD	63	10/04/16	—
Bank of America	USD	1,851	AUD	2,424	10/04/16	4
Bank of America	USD	44	BRL	148	11/21/16	1
Bank of America	USD	1,063	BRL	3,459	11/21/16	(14)
Bank of America	USD	15	COP	45,666	11/21/16	—
Bank of America	USD	1,085	COP	3,215,370	11/21/16	21
Bank of America	USD	17	HUF	4,752	11/21/16	—
Bank of America	USD	2,498	HUF	688,665	11/21/16	14
Bank of America	USD	14	IDR	183,757	11/21/16	—
Bank of America	USD	11	PLN	43	11/21/16	—
Bank of America	USD	2,494	PLN	9,464	11/21/16	(22)
Bank of America	USD	4	RUB	254	11/21/16	—
Bank of America	USD	1,090	RUB	71,216	11/21/16	32
Bank of America	USD	—	TRY	1	11/21/16	—
Bank of America	USD	1	TRY	3	11/21/16	—
Bank of America	USD	1,091	TRY	3,260	11/21/16	(16)
Bank of America	USD	2,455	TRY	7,334	11/21/16	(35)
Bank of America	AUD	2,487	USD	1,908	10/04/16	5
Bank of America	BRL	332	USD	98	11/21/16	(3)
Bank of America	BRL	7,783	USD	2,391	11/21/16	31
Bank of America	HUF	10,692	USD	39	11/21/16	—
Bank of America	HUF	306,073	USD	1,115	11/21/16	(1)
Bank of America	IDR	32,578,094	USD	2,463	11/21/16	(26)
Bank of America	MYR	158	USD	38	11/21/16	—
Bank of America	MYR	9,945	USD	2,479	11/21/16	72
Bank of America	RUB	113	USD	2	11/21/16	—
Bank of America	RUB	160,236	USD	2,443	11/21/16	(80)
Bank of America	TWD	106	USD	3	11/21/16	—
Bank of America	TWD	34,542	USD	1,117	11/21/16	9
Bank of Montreal	HKD	8,561	USD	1,105	11/21/16	1
Citibank	USD	482	RUB	32,000	10/13/16	27
Commonwealth Bank of Australia	USD	1,819	AUD	2,432	10/21/16	42
Commonwealth Bank of Australia	USD	6,366	AUD	8,511	10/21/16	145
Commonwealth Bank of Australia	CHF	1,774	USD	1,817	10/21/16	(11)
Commonwealth Bank of Australia	CHF	3,991	USD	4,088	10/21/16	(24)
Commonwealth Bank of Australia	ILS	15,516	USD	4,118	10/21/16	(25)
HSBC	USD	4,082	CAD	5,395	10/21/16	30
HSBC	USD	1,972	CNY	13,220	10/20/16	10
HSBC	USD	6,398	JPY	651,635	10/21/16	33
HSBC	USD	504	KRW	550,000	10/13/16	(5)
HSBC	CNY	26,863	USD	4,022	10/20/16	(5)
HSBC	JPY	186,181	USD	1,828	10/21/16	(9)
HSBC	KRW	550,000	USD	487	10/13/16	(12)
HSBC	NZD	685	USD	500	10/13/16	1
HSBC	SEK	15,496	USD	1,818	10/21/16	10
HSBC	SEK	54,235	USD	6,364	10/21/16	37
JPMorgan Chase	USD	977	AUD	1,291	10/14/16	11
JPMorgan Chase	USD	1,064	AUD	1,390	10/14/16	—
JPMorgan Chase	USD	785	BRL	2,558	10/17/16	(1)
JPMorgan Chase	USD	871	BRL	2,838	10/17/16	(1)
JPMorgan Chase	USD	764	CAD	1,009	10/14/16	5

See accompanying notes which are an integral part of this quarterly report.

44 Core Bond Fund

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — September 30, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
JPMorgan Chase	USD	1,723	CAD	2,254	10/14/16	(4)
JPMorgan Chase	USD	1,046	CHF	1,020	10/14/16	5
JPMorgan Chase	USD	64	CNY	430	10/20/16	—
JPMorgan Chase	USD	351	COP	1,088,761	10/14/16	26
JPMorgan Chase	USD	650	COP	1,889,995	10/14/16	4
JPMorgan Chase	USD	766	COP	2,238,781	10/18/16	9
JPMorgan Chase	USD	1,408	COP	4,009,748	10/18/16	(21)
JPMorgan Chase	USD	55	CZK	1,335	10/14/16	—
JPMorgan Chase	USD	29	DKK	194	10/14/16	—
JPMorgan Chase	USD	489	EUR	435	10/14/16	—
JPMorgan Chase	USD	1,314	EUR	1,158	10/14/16	(13)
JPMorgan Chase	USD	38	GBP	29	10/14/16	—
JPMorgan Chase	USD	46	HKD	360	10/14/16	—
JPMorgan Chase	USD	84	JPY	8,400	10/14/16	(1)
JPMorgan Chase	USD	713	JPY	71,724	10/14/16	(6)
JPMorgan Chase	USD	1,579	MXN	31,042	10/14/16	20
JPMorgan Chase	USD	1,720	MXN	32,637	10/14/16	(39)
JPMorgan Chase	USD	324	NOK	2,633	10/14/16	5
JPMorgan Chase	USD	2,299	NOK	19,715	10/14/16	166
JPMorgan Chase	USD	3,837	NOK	32,753	10/14/16	259
JPMorgan Chase	USD	127	NZD	175	10/13/16	—
JPMorgan Chase	USD	1,332	NZD	1,823	10/14/16	(5)
JPMorgan Chase	USD	1,384	NZD	1,892	10/14/16	(7)
JPMorgan Chase	USD	123	PEN	415	10/14/16	—
JPMorgan Chase	USD	543	PEN	1,827	10/14/16	(4)
JPMorgan Chase	USD	460	PHP	22,061	10/14/16	(3)
JPMorgan Chase	USD	294	PLN	1,124	10/14/16	(1)
JPMorgan Chase	USD	560	PLN	2,247	10/14/16	28
JPMorgan Chase	USD	569	PLN	2,259	10/14/16	22
JPMorgan Chase	USD	718	SGD	972	10/14/16	(5)
JPMorgan Chase	USD	1,044	SGD	1,419	10/14/16	(3)
JPMorgan Chase	USD	490	THB	17,032	10/14/16	1
JPMorgan Chase	USD	642	TRY	1,992	10/14/16	21
JPMorgan Chase	USD	1,533	TRY	4,542	10/14/16	(23)
JPMorgan Chase	USD	684	ZAR	9,208	10/14/16	(14)
JPMorgan Chase	USD	1,123	ZAR	16,697	10/14/16	91
JPMorgan Chase	USD	1,417	ZAR	20,734	10/14/16	91
JPMorgan Chase	AUD	13,562	USD	10,371	10/14/16	(7)
JPMorgan Chase	BRL	1,286	USD	395	10/17/16	1
JPMorgan Chase	BRL	8,664	USD	2,696	10/17/16	42
JPMorgan Chase	CAD	709	USD	537	10/14/16	(4)
JPMorgan Chase	CHF	1,454	USD	1,471	10/14/16	(27)
JPMorgan Chase	CHF	3,236	USD	3,304	10/14/16	(28)
JPMorgan Chase	COP	3,865,000	USD	1,230	10/14/16	(108)
JPMorgan Chase	COP	7,445,341	USD	2,452	10/14/16	(125)
JPMorgan Chase	COP	2,051,826	USD	705	10/18/16	(5)
JPMorgan Chase	CZK	622	USD	25	10/14/16	—
JPMorgan Chase	CZK	1,391	USD	58	10/14/16	—
JPMorgan Chase	CZK	2,053	USD	84	10/14/16	(2)
JPMorgan Chase	DKK	215	USD	32	10/14/16	—
JPMorgan Chase	DKK	264	USD	39	10/14/16	—
JPMorgan Chase	EUR	70	USD	79	10/14/16	—
JPMorgan Chase	EUR	103	USD	115	10/14/16	(1)
JPMorgan Chase	EUR	3,419	USD	3,800	10/14/16	(42)
JPMorgan Chase	GBP	170	USD	221	10/14/16	—
JPMorgan Chase	GBP	258	USD	335	10/14/16	—
JPMorgan Chase	HKD	331	USD	43	10/14/16	—
JPMorgan Chase	HKD	600	USD	77	10/14/16	—
JPMorgan Chase	JPY	80,456	USD	790	10/14/16	(4)
JPMorgan Chase	JPY	131,402	USD	1,314	10/14/16	18
JPMorgan Chase	JPY	148,010	USD	1,443	10/14/16	(17)
JPMorgan Chase	JPY	166,887	USD	1,613	10/14/16	(33)
JPMorgan Chase	MXN	11,909	USD	636	10/14/16	22

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund 45

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — September 30, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
JPMorgan Chase	MXN	22,539	USD	1,133	10/14/16	(28)
JPMorgan Chase	MXN	34,147	USD	1,803	10/14/16	44
JPMorgan Chase	MYR	580	USD	142	10/14/16	2
JPMorgan Chase	MYR	1,695	USD	418	10/14/16	8
JPMorgan Chase	NOK	4,559	USD	531	10/14/16	(39)
JPMorgan Chase	NOK	13,821	USD	1,662	10/14/16	(67)
JPMorgan Chase	NZD	1,359	USD	1,000	10/13/16	11
JPMorgan Chase	NZD	18,801	USD	13,404	10/14/16	(282)
JPMorgan Chase	PEN	286	USD	84	10/14/16	—
JPMorgan Chase	PEN	3,165	USD	935	10/14/16	1
JPMorgan Chase	PEN	6,551	USD	1,970	10/14/16	36
JPMorgan Chase	PHP	31,342	USD	662	10/14/16	13
JPMorgan Chase	PHP	70,322	USD	1,485	10/14/16	29
JPMorgan Chase	PLN	1,258	USD	316	10/14/16	(13)
JPMorgan Chase	PLN	1,589	USD	412	10/14/16	(4)
JPMorgan Chase	SGD	524	USD	387	10/14/16	3
JPMorgan Chase	SGD	525	USD	389	10/14/16	4
JPMorgan Chase	SGD	534	USD	394	10/14/16	2
JPMorgan Chase	SGD	538	USD	398	10/14/16	3
JPMorgan Chase	SGD	704	USD	518	10/14/16	2
JPMorgan Chase	SGD	2,014	USD	1,480	10/14/16	3
JPMorgan Chase	SGD	6,074	USD	4,497	10/14/16	42
JPMorgan Chase	THB	78,459	USD	2,266	10/14/16	2
JPMorgan Chase	TRY	1,412	USD	472	10/14/16	3
JPMorgan Chase	ZAR	11,750	USD	809	10/14/16	(46)
JPMorgan Chase	ZAR	14,866	USD	1,079	10/14/16	(2)
Royal Bank of Canada	USD	4,089	EUR	3,647	10/21/16	11
Royal Bank of Canada	USD	4,090	GBP	3,110	10/21/16	(58)
Royal Bank of Canada	USD	1,823	NZD	2,504	10/21/16	(1)
Royal Bank of Canada	USD	6,382	NZD	8,766	10/21/16	(4)
Royal Bank of Canada	EUR	5,672	USD	6,360	10/21/16	(17)
Royal Bank of Canada	GBP	41	USD	53	10/03/16	—
Royal Bank of Canada	GBP	4,837	USD	6,362	10/21/16	90
Royal Bank of Canada	NOK	33,783	USD	4,082	10/21/16	(144)
Royal Bank of Canada	NZD	1,311	USD	976	10/13/16	22
State Street	USD	17	CZK	401	11/21/16	—
State Street	USD	2,519	CZK	60,029	11/21/16	(19)
State Street	USD	10	HKD	79	11/21/16	—
State Street	USD	17	SGD	23	11/21/16	—
State Street	USD	2,496	SGD	3,334	11/21/16	(49)
State Street	USD	80	ZAR	1,147	11/21/16	3
State Street	USD	1,083	ZAR	14,634	11/21/16	(26)
State Street	CZK	902	USD	38	11/21/16	—
State Street	CZK	26,679	USD	1,120	11/21/16	8
State Street	SGD	10	USD	7	11/21/16	—
State Street	SGD	1,482	USD	1,109	11/21/16	22
Toronto Dominion Bank	USD	500	NZD	683	10/13/16	(3)
UBS	TRY	10,950	USD	3,520	10/27/16	(111)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(19)

Total Return Swap Contracts (*)
Amounts in thousands
		Notional		Termination	Fair Value
Underlying Reference Entity	Counterparty	Amount		Date	$
Long Reference Entity
Barclays Capital U.S. Aggregate Bond Index	Barclays	USD	17,399	04/28/17	(9)
Barclays Capital U.S. Aggregate Bond Index	Barclays	USD	17,389	04/28/17	—
Barclays Capital U.S. Aggregate Bond Index	Barclays	USD	10,235	04/28/17	(6)
Barclays Capital U.S. Aggregate Bond Index	Barclays	USD	22,114	06/30/17	(12)
Total Fair Value of Open Total Return Swap Contracts Premiums Paid (Received) - $— (å)					(27)

See accompanying notes which are an integral part of this quarterly report.

46 Core Bond Fund

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — September 30, 2016 (Unaudited)

Total Return Swap Contracts (*)
Amounts in thousands
		Notional	Termination	Fair Value
Underlying Reference Entity	Counterparty	Amount	Date	$

(*) Total return swaps (which includes index swaps) are agreements between counterparties to exchange cash flows, one based on a market-linked returns of an individual asset or a basket of assets (i.e. an index), and the other on a fixed or floating rate. The floating rate fees were all based on the 1 Month LIBOR rate with a fee ranging from -0.08% to 0.10%.

Interest Rate Swap Contracts

Amounts in thousands
					Termination	Fair Value
Counterparty	Notional Amount		Fund Receives	Fund Pays	Date	$
JPMorgan Chase	DKK	7,200	Six Month CIBOR	0.510%	05/05/25	(8)
JPMorgan Chase	DKK	10,470	Six Month CIBOR	0.943%	05/05/25	(69)
JPMorgan Chase	HKD	8,440	Three Month HIBOR	1.420%	05/14/25	(5)
JPMorgan Chase	HKD	11,750	Three Month HIBOR	2.160%	05/14/25	(99)
JPMorgan Chase	CZK	26,650	Six Month PRIBOR	0.495%	06/19/25	(2)
JPMorgan Chase	CZK	36,930	Six Month PRIBOR	1.280%	06/19/25	(108)
Merrill Lynch	USD	11,136	Three Month LIBOR	1.267%	05/15/23	21
Total Fair Value on Open Interest Rate Swap Contracts Premiums Paid (Received) – ($2) (å)						(270)

Credit Default Swap Contracts

Amounts in thousands
Credit Indices
				Fund (Pays)/
				Receives	Termination	Fair Value
Reference Entity	Counterparty	Notional Amount		Fixed Rate	Date	$
CDX NA High Yield Index	Goldman Sachs	USD	3,520	5.000%	06/20/21	175
CDX NA Investment Grade Index	Goldman Sachs	USD	11,000	1.000%	12/20/21	138
Total Fair Value on Open Credit Indices Premiums Paid (Received) - $285						313

Presentation of Portfolio Holdings

Amounts in thousands

Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Long-Term Investments
Asset-Backed Securities	$—	$46,219	$613	$—	$46,832
Corporate Bonds and Notes	—	163,612	374	—	163,986
International Debt	—	48,057	—	—	48,057
Loan Agreements	—	4,170	—	—	4,170
Mortgage-Backed Securities	—	186,287	610	—	186,897
Municipal Bonds	—	3,264	—	—	3,264
Non-US Bonds	—	40,526	—	—	40,526
United States Government Agencies	—	7,973	—	—	7,973
United States Government Treasuries	—	203,265	—	—	203,265
Common Stocks	—	—	—	—	—
Preferred Stocks	741	—	—	—	741
Options Purchased	33	19	—	—	52
Short-Term Investments	—	107,077	—	106,239	213,316
Total Investments	774	810,469	1,597	106,239	919,079

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund 47

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — September 30, 2016 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

	Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Other Financial Instruments
Assets
Futures Contracts	964	—	—	—	964
Foreign Currency Exchange Contracts	—	1,736	—	—	1,736
Interest Rate Swap Contracts	—	21	—	—	21
Credit Default Swap Contracts	—	313	—	—	313
Liabilities
Futures Contracts	(540)	—	—	—	(540)
Options Written	(51)	—	—	—	(51)
Foreign Currency Exchange Contracts	—	(1,755)	—	—	(1,755)
Interest Rate Swap Contracts	—	(291)	—	—	(291)
Total Return Swap Contracts	—	(27)	—	—	(27)
Total Other Financial Instruments*	$373	$(3)	$—	$—	$370

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended September 30, 2016 see note 2 in the Notes to
Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

48 Core Bond Fund

Russell Investment Funds
Global Real Estate Securities Fund

Schedule of Investments — September 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 95.8%			LEG Immobilien AG(Æ)	2,706	259
Australia - 5.9%			Telegent Systems, Inc.	49,500	1,118
BGP Holdings PLC(Æ)(Å)	926,311	—	Vonovia SE	160,972	6,095
Dexus Property Group(Æ)(ö)	907,624	6,381			23,347
Goodman Group(ö)	442,460	2,472
GPT Group (The)(ö)	587,152	2,280	Hong Kong - 9.0%
Investa Office Fund(ö)	111,129	390	Cheung Kong Property Holdings, Ltd.	2,135,000	15,746
Mirvac Group(ö)	2,597,570	4,462	Hang Lung Properties, Ltd. - ADR	1,162,000	2,638
Scentre Group(ö)	3,846,499	13,868	Henderson Land Development Co., Ltd.	264,904	1,584
Shopping Centres Australasia Property			Hongkong Land Holdings, Ltd.	1,055,687	7,528
Group(ö)	101,305	175	Hysan Development Co., Ltd.	606,000	2,847
Stockland(ö)	371,295	1,355	Kerry Properties, Ltd.	343,500	1,131
Vicinity Centres(ö)	3,255,928	7,920	Link REIT(ö)	1,205,000	8,890
Viva Energy REIT, Ltd.(Æ)(ö)	884,094	1,624	New World Development Co., Ltd.	1,079,155	1,413
Westfield Corp.(ö)	1,040,843	7,761	Sino Land Co., Ltd.	200,000	357
		48,688	Sun Hung Kai Properties, Ltd.	1,170,125	17,832
			Swire Properties, Ltd.	2,041,668	6,009
Austria - 0.7%			Wharf Holdings, Ltd. (The)	1,163,810	8,527
Atrium European Real Estate, Ltd.(Æ)	54,641	244			74,502
Buwog AG(Æ)	214,793	5,811
		6,055	Ireland - 0.3%
			Green REIT PLC(Æ)(ö)	662,017	1,082
Belgium - 0.0%			Hibernia REIT PLC(ö)	1,102,777	1,696
Befimmo(ö)	518	31			2,778

Brazil - 0.0%			Italy - 0.0%
BR Properties SA	10,845	29	Beni Stabili SpA SIIQ(Æ)(ö)	343,070	205

Canada - 1.9%			Japan - 11.1%
Allied Properties Real Estate Investment			Activia Properties, Inc.(ö)	476	2,537
Trust(ö)	170,918	4,909	Advance Residence Investment Corp.(ö)	853	2,419
Boardwalk Real Estate Investment			Aeon Mall Co., Ltd.	30,100	475
Trust(Ñ)(ö)	23,990	946	Daiwa Office Investment Corp.(ö)	69	424
Brookfield Canada Office Properties(ö)	25,606	537	Frontier Real Estate Investment Corp.(ö)	359	1,790
Chartwell Retirement Residences	122,466	1,475	Global One Real Estate Investment(ö)	199	760
Crombie Real Estate Investment Trust(ö)	31,050	339	GLP J-Reit(ö)	507	673
Dream Office Real Estate Investment			Hulic Co., Ltd.	64,400	657
Trust(ö)	23,333	301	Hulic Reit, Inc.(ö)	1,600	2,853
First Capital Realty, Inc. Class A	139,752	2,341	Industrial & Infrastructure Fund
RioCan Real Estate Investment Trust(ö)	76,371	1,585	Investment Corp.(ö)	14	71
Smart Real Estate Investment Trust(ö)	115,314	3,107	Invincible Investment Corp.(ö)	2,593	1,450
		15,540	Japan Hotel REIT Investment Corp.(ö)	399	317
			Japan Logistics Fund, Inc.(ö)	840	1,900
China - 0.0%			Japan Real Estate Investment Corp.(ö)	756	4,517
China Overseas Land & Investment, Ltd.	110,000	377	Japan Rental Housing Investments, Inc.

Finland - 0.3%			(ö)	126	106
Citycon OYJ(Æ)	962,553	2,450	Japan Retail Fund Investment Corp.(ö)	1,532	3,784
			Kenedix Office Investment Corp. Class
France - 3.8%			A(ö)	42	259
Fonciere Des Regions(ö)	4,898	456	Mitsubishi Estate Co., Ltd.	888,000	16,649
Gecina SA(ö)	36,802	5,787	Mitsui Fudosan Co., Ltd.	924,129	19,680
Icad, Inc.(ö)	20,231	1,578	Mori Hills REIT Investment Corp. Class
Klepierre - GDR(ö)	390,376	17,892	A(ö)	1,202	1,799
Unibail-Rodamco SE(ö)	20,411	5,503	Mori Trust Sogo Reit, Inc.(ö)	1,178	2,068
		31,216	Nippon Building Fund, Inc.(ö)	907	5,740
			Nippon Prologis REIT, Inc.(ö)	226	572
Germany - 2.8%			Nomura Real Estate Master Fund, Inc.
ADO Properties SA(Þ)	62,281	2,490	(Æ)(ö)	2,270	3,791
alstria office REIT-AG(Æ)(ö)	315,968	4,339	NTT Urban Development Corp.	219,800	2,121
Deutsche EuroShop AG	4,690	218	Orix JREIT, Inc.(ö)	1,792	3,161
Deutsche Wohnen AG	242,851	8,828	Sekisui House Reit, Inc.(ö)	770	1,183

See accompanying notes which are an integral part of this quarterly report.

Global Real Estate Securities Fund 49

Russell Investment Funds
Global Real Estate Securities Fund

Schedule of Investments, continued — September 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Sumitomo Realty & Development Co.,			United Kingdom - 6.0%
Ltd.	132,000	3,420	Assura PLC(ö)	1,594,109	1,204
Tokyo Tatemono Co., Ltd.	469,700	5,641	Big Yellow Group PLC(ö)	353,911	3,578
Tokyu REIT, Inc.(ö)	26	35	British Land Co. PLC (The)(ö)	904,856	7,434
United Urban Investment Corp.(ö)	738	1,344	Capital & Regional PLC(ö)	318,930	250
		92,196	Derwent London PLC(ö)	58,300	1,969
			Great Portland Estates PLC(ö)	559,322	4,598
Netherlands - 0.4%			Hammerson PLC(ö)	1,085,530	8,275
Eurocommercial Properties NV	21,740	980	Helical PLC	19,324	68
NSI NV(ö)	233,791	969	Intu Properties PLC Class H(ö)	196,893	756
Vastned Retail NV(ö)	5,368	217	Kennedy Wilson Europe Real Estate
Wereldhave NV(ö)	20,592	1,042	PLC	31,135	406
		3,208	Land Securities Group PLC(ö)	323,310	4,444
			LondonMetric Property PLC(ö)	1,728,133	3,580
Norway - 0.1%			LXB Retail Properties PLC(Æ)	353,168	308
Entra ASA(Þ)	97,070	1,088	Segro PLC(ö)	1,384,378	8,155
Norwegian Property ASA	88,880	121	Shaftesbury PLC(ö)	714	9
		1,209	St. Modwen Properties PLC	312,240	1,191
			UNITE Group PLC (The)	387,115	3,185
Singapore - 1.4%			Urban & Civic PLC	179,060	522
Ascendas Real Estate Investment			Workspace Group PLC(ö)	23,830	216
Trust(ö)	367,100	681			50,148
CapitaLand Commercial Trust, Ltd.(Æ)
(ö)	331,900	389	United States - 50.4%
CapitaLand Mall Trust Class A(Æ)(ö)	2,374,300	3,793	Acadia Realty Trust(ö)	11,995	435
CapitaLand, Ltd.	241,800	571	Agree Realty Corp.(ö)	45,600	2,254
City Developments, Ltd.	394,900	2,644	Alexandria Real Estate Equities, Inc.(ö)	84,638	9,206
EC World Real Estate Investment Trust			American Campus Communities, Inc.(ö)	2,436	124
Unit(Æ)(ö)	105,500	59	American Homes 4 Rent Class A(ö)	181,702	3,932
Frasers Logistics & Industrial Trust(Æ)			Apartment Investment & Management
(ö)	1,153,800	843	Co. Class A(ö)	130,277	5,981
Global Logistic Properties, Ltd.	459,700	633	AvalonBay Communities, Inc.(ö)	71,958	12,797
Keppel REIT(Æ)(ö)	727,800	596	Boston Properties, Inc.(ö)	61,644	8,402
Mapletree Commercial Trust(Æ)(ö)	85,400	100	Brandywine Realty Trust(Æ)(ö)	5,864	92
Mapletree Industrial Trust(Æ)(ö)	111,000	145	Brixmor Property Group, Inc.(Æ)(ö)	428,491	11,907
Mapletree Logistics Trust(Æ)(ö)	396,494	312	Brookdale Senior Living, Inc. Class
Suntec Real Estate Investment Trust(Æ)			A(Æ)	5,425	94
(ö)	40,400	51	Camden Property Trust(ö)	76,462	6,404
UOL Group, Ltd.	98,900	408	Care Capital Properties, Inc.(ö)	12,673	361
		11,225	CBL & Associates Properties, Inc.(ö)	5,569	68
			Chesapeake Lodging Trust(ö)	45,038	1,032
Spain - 0.6%			Columbia Property Trust, Inc.(ö)	7,730	173
Hispania Activos Inmobiliarios SOCIMI
SA(ö)	142,292	1,907	CoreSite Realty Corp. Class A(ö)	18,100	1,340
Inmobiliaria Colonial SA	61,126	445	Corporate Office Properties Trust(ö)	23,637	670
Merlin Properties Socimi SA(Æ)(ö)	215,786	2,553	Cousins Properties, Inc.(ö)	351,175	3,666
		4,905	Crown Castle International Corp.(ö)	29,800	2,807
			CubeSmart(ö)	176,858	4,822
Sweden - 0.7%			CyrusOne, Inc.(ö)	378	18
Atrium Ljungberg AB Class B	19,101	333	DDR Corp.(ö)	77,875	1,357
Castellum AB	41,526	622	DiamondRock Hospitality Co.(ö)	216,444	1,969
Fabege AB	93,278	1,699	Digital Realty Trust, Inc.(ö)	54,021	5,247
Hufvudstaden AB Class A	149,685	2,592	Douglas Emmett, Inc.(ö)	176,726	6,474
Wihlborgs Fastigheter AB	21,350	454	Duke Realty Corp.(ö)	62,445	1,706
		5,700	DuPont Fabros Technology, Inc.(Æ)(ö)	160,230	6,609
			Education Realty Trust, Inc.(ö)	122,347	5,278
Switzerland - 0.4%			Empire State Realty Trust, Inc. Class
PSP Swiss Property AG	30,956	2,951	A(ö)	228,936	4,796
Swiss Prime Site AG Class A(Æ)	2,754	241	EPR Properties(ö)	912	72
		3,192	Equinix, Inc.(ö)	90	32

See accompanying notes which are an integral part of this quarterly report.

50 Global Real Estate Securities Fund

Russell Investment Funds
Global Real Estate Securities Fund

Schedule of Investments, continued — September 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal		Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$		or Shares		$
Equity LifeStyle Properties, Inc. Class			VEREIT, Inc.(ö)	405,500		4,205
A(ö)	89,605	6,915	Vornado Realty Trust(ö)	204,817		20,730
Equity One, Inc.(ö)	131,915	4,038	Washington Prime Group, Inc.(ö)	29,120		360
Equity Residential(ö)	330,851	21,284	Washington Real Estate Investment
Essex Property Trust, Inc.(ö)	45,971	10,237	Trust(ö)	3,792		118
Extra Space Storage, Inc.(ö)	4,135	328	Weingarten Realty Investors(ö)	31,957		1,246
Federal Realty Investment Trust(ö)	1,952	300	Welltower, Inc.(ö)	51,156		3,825
First Industrial Realty Trust, Inc.(ö)	1,598	45	Xenia Hotels & Resorts, Inc.(ö)	32,516		494
Four Corners Property Trust, Inc.(ö)	59,823	1,276				417,739
Gaming and Leisure Properties, Inc.(ö)	148,661	4,973
General Growth Properties, Inc.(ö)	317,550	8,765	Total Common Stocks
HCP, Inc.(ö)	368,884	13,999	(cost $690,107)			794,740
Healthcare Realty Trust, Inc.(ö)	60,931	2,075
Healthcare Trust of America, Inc. Class			Short-Term Investments - 3.8%
A(ö)	45,152	1,473	United States - 3.8%
Hilton Worldwide Holdings, Inc.	256,881	5,890	Russell U.S. Cash Management Fund	31,416,779	(8)	31,417
Host Hotels & Resorts, Inc.(ö)	295,351	4,598	Total Short-Term Investments
Hudson Pacific Properties, Inc.(ö)	192,723	6,335	(cost $31,417)			31,417
InfraREIT, Inc.(ö)	7,541	137
Kilroy Realty Corp.(ö)	72,238	5,010	Other Securities - 0.3%
Kimco Realty Corp.(ö)	85,174	2,466	Russell U.S. Cash Collateral Fund(×)	2,559,677	(8)	2,560
LaSalle Hotel Properties(ö)	209,214	4,993	Total Other Securities
Liberty Property Trust(ö)	22,873	923	(cost $2,560)			2,560
Life Storage, Inc.(Æ)	18,090	1,608
LTC Properties, Inc.(ö)	4,298	223	Total Investments 99.9%
Macerich Co. (The)(ö)	3,703	299	(identified cost $724,084)			828,717
Mack-Cali Realty Corp.(Æ)(ö)	15,281	416
Mid-America Apartment Communities,
Inc.(ö)	27,650	2,599	Other Assets and Liabilities, Net
National Health Investors, Inc.(ö)	2,915	229	- 0.1%			983
National Retail Properties, Inc.(ö)	43,422	2,208	Net Assets - 100.0%			829,700
Omega Healthcare Investors, Inc.(Ñ)(ö)	87,795	3,113
Paramount Group, Inc.(ö)	90,931	1,491
Pebblebrook Hotel Trust(Ñ)(ö)	68,921	1,833
Pennsylvania Real Estate Investment
Trust(ö)	76,700	1,766
Piedmont Office Realty Trust, Inc. Class
A(ö)	101,000	2,199
Post Properties, Inc.(ö)	49,390	3,266
Prologis, Inc.(ö)	378,783	20,280
Public Storage(ö)	48,951	10,923
QTS Realty Trust, Inc. Class A(ö)	57,201	3,023
Ramco-Gershenson Properties Trust(ö)	70,909	1,329
Realty Income Corp.(ö)	1,610	108
Regency Centers Corp.(ö)	63,775	4,942
Retail Opportunity Investments Corp.(ö)	24,082	529
Rexford Industrial Realty, Inc.(ö)	206,378	4,724
Sabra Health Care REIT, Inc.(ö)	99,300	2,500
Senior Housing Properties Trust(ö)	146,024	3,316
Simon Property Group, Inc.(ö)	240,563	49,802
SL Green Realty Corp.(ö)	8,682	938
Spirit Realty Capital, Inc.(ö)	758,769	10,114
STORE Capital Corp.(ö)	34,568	1,019
Sun Communities, Inc.(ö)	77,750	6,102
Sunstone Hotel Investors, Inc.(ö)	373,939	4,782
Tanger Factory Outlet Centers, Inc.(ö)	132,712	5,171
Taubman Centers, Inc.(ö)	15,671	1,166
UDR, Inc.(ö)	177,822	6,400
Urban Edge Properties(ö)	67,187	1,891
Ventas, Inc.(ö)	145,363	10,267

See accompanying notes which are an integral part of this quarterly report.

Global Real Estate Securities Fund 51

Russell Investment Funds
Global Real Estate Securities Fund

Schedule of Investments, continued — September 30, 2016 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

			Principal	Cost per	Cost	Fair Value
	Acquisition		Amount ($)	Unit	(000)	(000)
% of Net Assets Securities	Date		or shares	$	$	$
0.0%
BGP Holdings PLC	08/06/09	AUD	926,311	—	—	—
						—
For a description of restricted securities see note 6 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Dow Jones U.S. Real Estate Index Futures	464	USD	14,700	12/16	(336)
FTSE/EPRA Europe Index Futures	491	EUR	10,431	12/16	95
Hang Seng Index Futures	14	HKD	16,319	10/16	(14)
MSCI Singapore IX ETS Index Futures	29	SGD	914	10/16	4
S&P/TSX 60 Index Futures	5	CAD	855	12/16	11
SPI 200 Index Futures	17	AUD	2,302	12/16	60
TOPIX Index Futures	23	JPY	304,290	12/16	(10)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(190)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	114	AUD	150	12/21/16	1
Bank of America	USD	151	AUD	200	12/21/16	2
Bank of America	USD	61	CAD	80	12/21/16	—
Bank of America	USD	77	CAD	100	12/21/16	(1)
Bank of America	USD	561	EUR	500	12/21/16	2
Bank of America	USD	1,127	EUR	1,000	12/21/16	—
Bank of America	USD	129	HKD	1,000	12/21/16	—
Bank of America	USD	258	HKD	2,000	12/21/16	—
Bank of America	USD	100	JPY	10,000	12/21/16	(1)
Bank of America	USD	293	JPY	30,000	12/21/16	4
Bank of America	USD	74	SGD	100	12/21/16	(1)
Bank of America	AUD	100	USD	75	12/21/16	(2)
Bank of America	AUD	300	USD	224	12/21/16	(5)
Bank of America	CAD	100	USD	76	12/21/16	—
Bank of America	EUR	300	USD	339	12/21/16	1
Bank of America	EUR	1,100	USD	1,232	12/21/16	(8)
Bank of America	HKD	2,000	USD	258	12/21/16	—
Bank of America	JPY	10,000	USD	98	12/21/16	(1)
Bank of America	JPY	30,000	USD	294	12/21/16	(3)
Bank of America	SGD	200	USD	146	12/21/16	(1)
BNP Paribas	USD	756	AUD	987	12/21/16	(2)
BNP Paribas	USD	304	CAD	393	12/21/16	(5)
BNP Paribas	USD	4,708	EUR	4,160	12/21/16	(19)
BNP Paribas	USD	800	HKD	6,197	12/21/16	—
BNP Paribas	USD	1,248	JPY	126,449	12/21/16	3
BNP Paribas	USD	284	SGD	383	12/21/16	(3)
Brown Brothers Harriman	USD	381	AUD	500	12/21/16	1
Brown Brothers Harriman	USD	151	CAD	200	12/21/16	1
Brown Brothers Harriman	USD	4	EUR	3	10/03/16	—
Brown Brothers Harriman	USD	6	EUR	5	10/03/16	—
Brown Brothers Harriman	USD	9	EUR	8	10/03/16	—
Brown Brothers Harriman	USD	15	EUR	13	10/03/16	—
Brown Brothers Harriman	USD	28	EUR	25	10/03/16	—
Brown Brothers Harriman	USD	1	EUR	—	10/04/16	—

See accompanying notes which are an integral part of this quarterly report.

52 Global Real Estate Securities Fund

Russell Investment Funds
Global Real Estate Securities Fund

Schedule of Investments, continued — September 30, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Brown Brothers Harriman	USD	24	EUR	21	10/04/16	—
Brown Brothers Harriman	USD	2,936	EUR	2,600	12/21/16	(5)
Brown Brothers Harriman	USD	18	GBP	14	10/03/16	—
Brown Brothers Harriman	USD	36	GBP	28	10/03/16	—
Brown Brothers Harriman	USD	38	GBP	29	10/03/16	—
Brown Brothers Harriman	USD	516	HKD	4,000	12/21/16	—
Brown Brothers Harriman	USD	800	JPY	80,000	12/21/16	(9)
Brown Brothers Harriman	USD	27	SEK	232	10/03/16	—
Brown Brothers Harriman	USD	147	SGD	200	12/21/16	—
Brown Brothers Harriman	AUD	100	USD	74	12/21/16	(2)
Brown Brothers Harriman	CAD	100	USD	76	12/21/16	—
Brown Brothers Harriman	EUR	1	USD	1	10/03/16	—
Brown Brothers Harriman	EUR	3	USD	4	10/03/16	—
Brown Brothers Harriman	EUR	3	USD	4	10/03/16	—
Brown Brothers Harriman	EUR	5	USD	5	10/03/16	—
Brown Brothers Harriman	EUR	17	USD	19	10/03/16	—
Brown Brothers Harriman	EUR	17	USD	19	10/03/16	—
Brown Brothers Harriman	EUR	32	USD	35	10/03/16	—
Brown Brothers Harriman	EUR	53	USD	60	10/03/16	—
Brown Brothers Harriman	EUR	300	USD	338	12/21/16	(1)
Brown Brothers Harriman	GBP	74	USD	96	10/03/16	—
Brown Brothers Harriman	HKD	2,000	USD	258	12/21/16	—
Brown Brothers Harriman	JPY	1,046	USD	10	10/03/16	—
Brown Brothers Harriman	JPY	10,857	USD	107	10/04/16	—
Brown Brothers Harriman	JPY	8,912	USD	88	10/05/16	—
Brown Brothers Harriman	JPY	20,000	USD	196	12/21/16	(2)
Brown Brothers Harriman	NOK	48	USD	6	10/03/16	—
Brown Brothers Harriman	SEK	28	USD	3	10/03/16	—
Brown Brothers Harriman	SGD	54	USD	39	10/05/16	—
Citibank	USD	5	EUR	4	10/04/16	—
Citibank	USD	8	EUR	7	10/04/16	—
Citibank	USD	37	EUR	33	10/04/16	—
Citibank	USD	37	EUR	33	10/04/16	—
Citibank	USD	39	EUR	35	10/04/16	—
Citibank	USD	40	EUR	36	10/04/16	—
Citibank	USD	71	EUR	63	10/04/16	—
Citibank	USD	362	EUR	323	10/04/16	—
Citibank	USD	10	GBP	8	10/04/16	—
Citibank	USD	34	GBP	26	10/04/16	—
Citibank	USD	9	SEK	79	10/04/16	—
Citibank	EUR	3	USD	4	10/04/16	—
Citibank	EUR	9	USD	10	10/04/16	—
Citibank	EUR	71	USD	79	10/04/16	—
Citibank	EUR	110	USD	123	10/04/16	—
Citibank	EUR	131	USD	148	10/04/16	—
Citibank	EUR	223	USD	250	10/04/16	—
Citibank	EUR	297	USD	333	10/04/16	—
Citibank	GBP	8	USD	10	10/04/16	—
Citibank	GBP	16	USD	21	10/04/16	—
Citibank	NOK	137	USD	17	10/04/16	—
HSBC	USD	755	AUD	987	12/21/16	(1)
HSBC	USD	304	CAD	393	12/21/16	(4)
HSBC	USD	4,708	EUR	4,160	12/21/16	(19)
HSBC	USD	800	HKD	6,197	12/21/16	—
HSBC	USD	1,248	JPY	126,449	12/21/16	3
HSBC	USD	284	SGD	383	12/21/16	(3)
State Street	USD	15	AUD	20	10/03/16	—
State Street	USD	2	CAD	3	10/03/16	—
State Street	USD	96	CAD	125	10/03/16	—
State Street	USD	44	CAD	58	10/04/16	—
State Street	USD	144	CAD	189	10/05/16	—
State Street	USD	25	EUR	23	10/03/16	—
State Street	USD	120	EUR	107	10/03/16	—

See accompanying notes which are an integral part of this quarterly report.

Global Real Estate Securities Fund 53

Russell Investment Funds
Global Real Estate Securities Fund

Schedule of Investments, continued — September 30, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	USD	188	EUR	168	10/03/16	—
State Street	USD	382	EUR	341	10/03/16	1
State Street	USD	459	EUR	409	10/03/16	—
State Street	USD	86	EUR	76	10/04/16	—
State Street	USD	66	GBP	51	10/03/16	—
State Street	USD	36	HKD	278	10/03/16	—
State Street	USD	52	JPY	5,290	10/03/16	—
State Street	USD	4	SGD	5	10/03/16	—
State Street	USD	132	SGD	180	10/04/16	—
State Street	USD	466	SGD	635	10/05/16	—
State Street	AUD	85	USD	65	10/04/16	—
State Street	AUD	16	USD	13	10/05/16	—
State Street	EUR	22	USD	24	10/03/16	—
State Street	EUR	27	USD	30	10/03/16	—
State Street	EUR	76	USD	85	10/03/16	—
State Street	EUR	84	USD	94	10/03/16	—
State Street	EUR	110	USD	124	10/03/16	—
State Street	GBP	7	USD	9	10/03/16	—
State Street	HKD	21	USD	3	10/03/16	—
State Street	HKD	154	USD	20	10/03/16	—
State Street	HKD	196	USD	25	10/03/16	—
State Street	JPY	303	USD	3	10/03/16	—
State Street	JPY	2,678	USD	26	10/03/16	—
State Street	JPY	3,300	USD	33	10/04/16	—
State Street	JPY	45,759	USD	451	10/05/16	—
State Street	SEK	4,459	USD	520	10/03/16	—
State Street	SEK	723	USD	84	10/04/16	—
UBS AG	USD	29	SGD	40	10/03/16	—
UBS AG	JPY	79	USD	1	10/03/16	—
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(79)

Presentation of Portfolio Holdings

Amounts in thousands

Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Common Stocks
Australia	$1,624	$47,064	$—	$—	$48,688
Austria	—	6,055	—	—	6,055
Belgium	—	31	—	—	31
Brazil	29	—	—	—	29
Canada	15,540	—	—	—	15,540
China	—	377	—	—	377
Finland	—	2,450	—	—	2,450
France	4,029	27,187	—	—	31,216
Germany	—	23,347	—	—	23,347
Hong Kong	—	74,502	—	—	74,502
Ireland	—	2,778	—	—	2,778
Italy	—	205	—	—	205
Japan	—	92,196	—	—	92,196
Netherlands	—	3,208	—	—	3,208
Norway	—	1,209	—	—	1,209
Singapore	59	11,166	—	—	11,225

See accompanying notes which are an integral part of this quarterly report.

54 Global Real Estate Securities Fund

Russell Investment Funds
Global Real Estate Securities Fund

Schedule of Investments, continued — September 30, 2016 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Spain	—	4,905	—	—	4,905
Sweden	—	5,700	—	—	5,700
Switzerland	—	3,192	—	—	3,192
United Kingdom	—	50,148	—	—	50,148
United States	417,739	—	—	—	417,739
Short-Term Investments	—	—	—	31,417	31,417
Other Securities	—		—	2,560	2,560
Total Investments	439,020	355,720	—	33,977	828,717

Other Financial Instruments
Assets
Futures Contracts	170	—	—	—	170
Foreign Currency Exchange Contracts	2	17	—	—	19
Liabilities
Futures Contracts	(360)	—	—	—	(360)
Foreign Currency Exchange Contracts	(1)	(97)	—	—	(98)
Total Other Financial Instruments*	$(189)	$(80)	$—	$—	$(269)

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended September 30, 2016 see note 2 in the Notes to
Quarterly Report.

Amounts in thousands
Fair Value
Property Sector Exposure	$
Diversified	235,242
Healthcare	44,155
Industrial	44,137
Lodging/Resorts	27,361
Office	107,665
Residential	118,652
Retail	196,268
Self Storage	21,260
Short-Term Investments	31,417
Other Securities	2,560
Total Investments	828,717

See accompanying notes which are an integral part of this quarterly report.

Global Real Estate Securities Fund 55

Russell Investment Funds

Notes to Schedules of Investments — September 30, 2016 (Unaudited)

Footnotes:
(Æ) Nonincome-producing security.
(ö) Real Estate Investment Trust (REIT).
(§) All or a portion of the shares of this security are pledged as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
(~) Rate noted is yield-to-maturity from date of acquisition.
(ç) At amortized cost, which approximates market.
(Ê) Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(Ï) Forward commitment.
(ƒ) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(µ) Bond is insured by a guarantor.
(æ) Pre-refunded: These bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(Ø) In default.
(ß) Illiquid security.
(x) The security is purchased with the cash collateral from the securities loaned.
(Ñ) All or a portion of the shares of this security are on loan.
(Þ) Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
(Å) Illiquid and restricted security.
(å) Currency balances were pledged in connection with futures contracts purchased (sold), options written, or swaps entered into by the
Fund. See Note 2.
(8) Unrounded units

Abbreviations:
144A - Represents private placement security for qualified buyers according to rule 144A of the Securities Act of 1933.
ADR - American Depositary Receipt
ADS - American Depositary Share
BBSW - Bank Bill Swap Reference Rate
CIBOR - Copenhagen Interbank Offered Rate
CME - Chicago Mercantile Exchange
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
EMU - European Economic and Monetary Union
EURIBOR - Euro Interbank Offered Rate
FDIC - Federal Deposit Insurance Company
GDR - Global Depositary Receipt
GDS - Global Depositary Share
HIBOR – Hong Kong Interbank Offered Rate
LIBOR - London Interbank Offered Rate
NIBOR - Norwegian Interbank Offered Rate
PIK - Payment in Kind
REMIC - Real Estate Mortgage Investment Conduit
SIBOR – Singapore Interbank Offered Rate
STRIP - Separate Trading of Registered Interest and Principal of Securities
TBA - To Be Announced Security
UK - United Kingdom

56 Notes to Schedules of Investments

Russell Investment Funds

Notes to Schedules of Investments, continued — September 30, 2016 (Unaudited)

Foreign Currency Abbreviations:
ARS - Argentine peso	HUF - Hungarian forint	PKR - Pakistani rupee
AUD - Australian dollar	IDR - Indonesian rupiah	PLN - Polish zloty
BRL - Brazilian real	ILS - Israeli shekel	RUB - Russian ruble
CAD - Canadian dollar	INR - Indian rupee	SEK - Swedish krona
CHF - Swiss franc	ISK - Icelandic krona	SGD - Singapore dollar
CLP - Chilean peso	ITL - Italian lira	SKK - Slovakian koruna
CNY - Chinese renminbi yuan	JPY - Japanese yen	THB - Thai baht
COP - Colombian peso	KES - Kenyan schilling	TRY - Turkish lira
CRC - Costa Rican colon	KRW - South Korean won	TWD - Taiwanese dollar
CZK - Czech koruna	MXN - Mexican peso	USD - United States dollar
DKK - Danish krone	MYR – Malaysian ringgit	VEB - Venezuelan bolivar
EGP - Egyptian pound	NOK - Norwegian krone	VND - Vietnamese dong
EUR - Euro	NZD - New Zealand dollar	ZAR - South African rand
GBP - British pound sterling	PEN - Peruvian nuevo sol
HKD – Hong Kong dollar	PHP – Philippine peso

Notes to Schedules of Investments 57

Russell Investment Funds

Notes to Quarterly Report — September 30, 2016 (Unaudited)

1. Organization
Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with 9 different investment portfolios referred to as Funds (each a “Fund” and collectively the “Funds”). This Quarterly Report reports on five of these Funds.
The Investment Company provides the investment base for one or more variable insurance products issued by one or more insurance companies. These Funds are offered at net asset value (“NAV”) to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of 1940, as amended (“Investment
Company Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under an Amended and Restated Master Trust Agreement dated October 1, 2008, as amended (“Master Trust Agreement”). The
Investment Company’s Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest. Each of the Funds is diversified. Under the Investment Company Act a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash items (including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer.
2. Significant Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this
Quarterly Report. These policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) for investment companies. The presentation of these schedules of investments in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report.
Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies.

Security Valuation
The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell
Investments Fund Services, LLC ("RIFUS").

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIFUS, acting at the discretion of the Board, that are used in determining the fair value of investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as
Level 1 and Level 2 of the fair value hierarchy are as follows:

58 Notes to Quarterly Report

Russell Investment Funds

Notes to Quarterly Report, continued — September 30, 2016 (Unaudited)

Equity securities, including common and preferred stock, that are traded on a national securities exchange (or reported on the
NASDAQ national market), are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized as Level 2 of the fair value hierarchy. Certain foreign equity securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary
Receipts, financial futures, exchange-traded funds, and the movement of certain indexes of securities, based on the statistical analysis of historical relationships. Foreign equity securities prices as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities including corporate, convertible, U.S. government agency, municipal bonds and notes, U.S. treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Such fixed income securities that use pricing service internal models as described above are categorized as Level
2 of the fair value hierarchy. Such fixed income securities that use broker dealer quotations are categorized as Level 3 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis and marked-to-market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, including estimated cash flows of each tranche, market-based yield spreads for each tranche, and current market data, as well as incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in privately held investment funds will be valued based upon the NAV of such investments and are categorized as Level
2 of the fair value hierarchy if the privately-held investment funds’ redemption terms require 90 days notice or less. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated
NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Derivative instruments are instruments such as foreign currency contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors.
Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter
(“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models.
The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy, with the exception of foreign currency spot contracts which are categorized as Level 1 of the fair value hierarchy. OTC derivatives that use broker dealer quotations are categorized as level 3 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index

Notes to Quarterly Report 59

Russell Investment Funds

Notes to Quarterly Report, continued — September 30, 2016 (Unaudited)

swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAV for each applicable
Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities are likely to use fair value pricing more often
(typically daily) since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, significant events will cause movement between Levels 1 and
2. Significant events that could trigger fair value pricing of one or more securities are: any market movement of the U.S. securities market; a company development such as a material business development; a natural disaster or emergency situation; or an armed conflict.

The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund shares, since foreign securities can trade on non-business days.

There were no funds in this complex that had transfers between Levels 1, 2, and 3 for the period ended September 30, 2016.

Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by RIFUS and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RIFUS applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RIFUS believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RIFUS would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.

RIFUS employs third party pricing vendors to provide fair value measurements. RIFUS oversees third-party pricing service providers in order to support the valuation process throughout the year.

The significant unobservable input used in fair value measurement of certain of the Funds’ preferred equity securities is the redemption value calculated on a fully-diluted basis if converted to common stock. Significant increases or decreases in the redemption value would have a direct and proportional impact to fair value.

The significant unobservable input used in the fair value measurement of certain Funds’ debt securities is the yield to worst ratio.
Significant increases (decreases) in the yield to worst ratio would result in a lower (higher) fair value measurement.

These significant unobservable inputs are further disclosed in the Presentation of Portfolio Holdings for each respective Fund as applicable.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RIFUS may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RIFUS does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RIFUS is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third party pricing vendors regarding the unobservable inputs used.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and
60 Notes to Quarterly Report

Russell Investment Funds

Notes to Quarterly Report, continued — September 30, 2016 (Unaudited)

transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.

Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost incurred within a particular Fund.

Investment Income
Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend, subsequent to the ex-dividend date. Interest income is recorded daily on the accrual basis. The Core Bond Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income. All premiums and discounts, including original issue discounts, are amortized/ accreted using the effective interest method. Debt obligation securities may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.

Foreign Currency Translations
The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:

(a) Fair value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

(b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities;
sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S.
dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.

The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

Derivatives
Certain Funds may invest in derivatives. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.

The Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement. In addition, the
Non-U.S. and Global Real Estate Securities Funds may enter into foreign exchange contracts for trade settlement purposes. The
Funds may pursue their strategy of being fully invested by exposing cash to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause the Funds to perform as though cash were actually invested in those markets.

Hedging may be used by certain Funds to limit or control risks, such as adverse movements in exchange rates and interest rates.
Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk,

Notes to Quarterly Report 61

Russell Investment Funds

Notes to Quarterly Report, continued — September 30, 2016 (Unaudited)

leveraging risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk, valuation risk and credit risk.

Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange-
traded or exchange-cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearinghouse stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearing house and the clearing member. Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily settlement of obligations and the clearing house guarantee of payments to the broker. There is, however, still counterparty risk due to the insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-traded or exchange-cleared derivatives are established through regulation, as well as set by the broker or applicable clearinghouse. Margin for exchange-traded and exchange-cleared transactions are detailed in the Statements of Assets and Liabilities as cash held at the broker for futures contracts and cash held at the broker for swap contracts, respectively. Securities pledged by a Fund for exchange-
traded and exchange-cleared transactions are noted as collateral or margin requirements in the Schedule of Investments. Typically, the Funds and counterparties are not permitted to sell, repledge or otherwise use collateral pledged by the other party unless explicitly permitted by each respective governing agreement.

Foreign Currency Exchange Contracts
Certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, certain Funds may enter into FX contracts to hedge certain foreign currency-denominated assets.
FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts.

For the period ended September 30, 2016, the following Funds entered into foreign currency exchange contracts primarily for the strategies listed below:

Funds	Strategies
Non-U.S. Fund	Return enhancement, hedging and exposing cash to markets
Core Bond Fund	Return enhancement and hedging
Global Real Estate Securities Fund	Exposing cash to markets and trade settlement

As of September 30, 2016, the Funds had no cash collateral balances in connection with forward contracts purchased (sold).

The Funds' foreign currency exchange contract notional dollar values outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following tables illustrate the quarterly volume of foreign currency contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD.

		Outstanding Contract Amounts Bought
Quarter Ended	March 31, 2016	June 30, 2016	September 30, 2016
Non-U.S. Fund	$149,720,443	$124,475,564	$114,656,057
Core Bond Fund	234,400,350	202,186,517	231,770,705
Global Real Estate Securities Fund	19,783,075	22,636,117	33,951,293
		Outstanding Contract Amounts Sold
Quarter Ended	March 31, 2016	June 30, 2016	September 30, 2016
Non-U.S. Fund	$149,046,180	$123,314,874	$114,617,495
Core Bond Fund	235,831,701	201,858,196	231,761,498
Global Real Estate Securities Fund	19,536,416	22,745,448	34,083,132

Options
Certain Funds may purchase and sell (write) call and put options on securities and securities indices. Such options are traded on a national securities exchange or in an OTC market. The Funds may also purchase and sell (write) call and put options on foreign currencies.

When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s
Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-
62 Notes to Quarterly Report

Russell Investment Funds

Notes to Quarterly Report, continued — September 30, 2016 (Unaudited)

to-market to reflect the current fair value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the underlying instrument above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying instrument.

When a Fund sells an uncovered call option, it does not simultaneously have a long position in the underlying security. When a
Fund sells an uncovered put option, it does not simultaneously have a short position in the underlying security. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the
Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

Certain Funds may enter into a swaption (an option on a swap). In a swaption, in exchange for an option, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap.

For the period ended September 30, 2016, the Core Bond Fund purchased or sold options primarily for the strategies listed below:

Funds	Strategies
Core Bond Fund	Return enhancement and hedging

The Core Bond Fund's options contracts notional amounts fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly activity of options contracts measured by notional in USD.

			Notional of Options Contracts Opened or Closed
Funds		March 31, 2016	June 30, 2016	September 30, 2016
Core Bond Fund	Opened	$—	$10,340,000	$321,198,850
	Closed	26,150,000	6,000,000	280,734,347

Futures Contracts
The Funds may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts). The face or contract value of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated
in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation
(depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

For the period ended September 30, 2016, the following Funds entered into futures contracts primarily for the strategies listed below:

Funds	Strategies
Multi-Style Equity Fund	Exposing cash to markets
Aggressive Equity Fund	Exposing cash to markets
Non-U.S. Fund	Return enhancement, hedging and exposing cash to market
Core Bond Fund	Return enhancement, hedging and exposing cash to market
Global Real Estate Securities Fund	Exposing cash to markets

As of September 30, 2016, the Funds had cash collateral balances in connection with futures contracts purchased (sold) as follows:

Notes to Quarterly Report 63

Russell Investment Funds

Notes to Quarterly Report, continued — September 30, 2016 (Unaudited)

Cash Collateral for Futures
Multi-Style Equity Fund	$1,120,000
Aggressive Equity Fund	$745,001
Non-U.S. Fund	$4,700,000
Core Bond Fund	$4,401,000
Global Real Estate Securities Fund	$2,070,000

The Funds' futures contracts notional amounts fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly activity of futures contracts measured by notional in USD.

		Notional of Futures Contracts Opened or Closed
Funds		March 31, 2016	June 30, 2016	September 30, 2016
Multi-Style Equity Fund	Opened	$35,970,447	$32,922,959	$54,004,881
	Closed	36,314,886	38,098,344	53,608,565
Aggressive Equity Fund	Opened	16,857,048	21,266,039	17,784,792
	Closed	18,691,805	20,087,414	20,517,298
Non-U.S. Fund	Opened	115,031,999	118,926,208	105,506,363
	Closed	116,607,396	129,192,180	111,162,242
Core Bond Fund	Opened	219,885,677	591,629,763	904,362,560
	Closed	159,153,875	472,306,642	790,794,429
Global Real Estate Securities Fund	Opened	36,486,516	29,739,657	61,297,993
	Closed	36,295,991	35,364,148	44,733,264

Swap Agreements
The Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis (i.e., the two payment streams are netted out, with the Funds receiving or paying only the net amount of the two payments). When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations to pay or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

Funds may enter into several different types of swap agreements including credit default, interest rate, total return (equity and/or index) and currency swaps. Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk
(the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed or variable payment per period for a payment that is not fixed. Equity swaps are a counterparty agreement where two parties exchange two sets of cash flows on predetermined dates for an agreed upon amount of time. The cash flows will typically be an equity index value swapped with a floating rate such as LIBOR plus or minus a pre-defined spread. Index swap agreements are a counterparty agreement intended to expose cash to markets or to effect investment transactions consistent with those Funds’ investment objectives and strategies. Currency swaps are a counterparty agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.

The Funds generally expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date, or for return enhancement. Under most swap agreements entered into by a Fund, the parties' obligations are determined on a "net basis".
The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be segregated.
To the extent that the Funds enter into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds’ obligations, if any, with respect to such swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.

A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt.

64 Notes to Quarterly Report

Russell Investment Funds

Notes to Quarterly Report, continued — September 30, 2016 (Unaudited)

As of September 30, 2016, the Funds have cash collateral balances in connection with swap contracts purchased/sold as follows:

Cash Collateral for Swaps
Core Bond Fund	$135,000

Credit Default Swaps
The Core Bond Fund may enter into credit default swaps. A credit default swap can refer to corporate issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. The Fund may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the Fund may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Fund may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, the Fund enters into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow the Fund to acquire or reduce credit exposure to a particular issuer, asset or basket of assets.

As the seller of protection in a credit default swap, a Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event) and the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.

The Fund may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held their portfolios or to take a short position in a debt security, in which case the Fund would function as the counterparty referenced in the preceding paragraph.

If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). Certain Fund may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.

Deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. The Core Bond Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or another defined credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and, for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.

Notes to Quarterly Report 65

Russell Investment Funds

Notes to Quarterly Report, continued — September 30, 2016 (Unaudited)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period-end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-
backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of September
30, 2016, for which a Fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.

If the creditworthiness of the Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Fund will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the
Fund will be able to do so, the Fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party. The Fund may have limited ability to eliminate their exposure under a credit default swap if the credit quality of the reference entity or underlying asset has declined.

For the period ended September 30, 2016, the Core Bond Fund entered into credit default swaps primarily for the strategies listed below:

Funds	Strategies
Core Bond Fund	Return enhancement, hedging and exposing cash to market

The Core Bond Fund's period end credit default swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of credit default swap contracts. For the purpose of this disclosure, the volume is measured by the notional amounts outstanding at each quarter end.

	Credit Default Swap Notional Amounts Outstanding
Quarter Ended	March 31, 2016	June 30, 2016	September 31, 2016
Core Bond Fund	$90,102,293	$12,880,000	$14,520,000

Interest Rate Swaps
The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If RIM or a money manager using this technique is incorrect in its forecast of fair values, interest rates and other applicable factors, the investment performance of a Fund might diminish compared to what it would have been if this investment technique were not used.

Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make. Interest rate swaps are traded on exchanges and are subject to central clearing. If the clearing house or futures commission

66 Notes to Quarterly Report

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merchant defaults, a Funds' risk of loss consists of the net amount of interest payments that a Fund is contractually entitled to receive. The counterparty risk for cleared derivatives is generally lower than for uncleared derivatives. However, clearing may subject a Fund to increased costs or margin requirements. Certain standardized swaps, including interest rate swaps, are subject to mandatory clearing, and more are expected to be in the future. The counterparty risk for cleared derivatives is generally lower than for uncleared derivatives. However, clearing may subject a Fund to increased costs or margin requirements.

For the period ended September 30, 2016, the Core Bond Fund entered into interest rate swaps primarily for the strategies listed below:

Funds	Strategies
Core Bond Fund	Return enhancement, hedging and exposing cash to market

The Core Bond Fund's period end interest rate swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of interest rate swap contracts. For the purpose of this disclosure, the volume is measured by the notional amounts outstanding at each quarter end.

	Interest Rate Swap Notional Amounts Outstanding
Quarter Ended	March 31, 2016	June 30, 2016	September 30, 2016
Core Bond Fund	$8,536,815	$8,423,176	$19,048,289

Total Return Swaps
Certain Funds may enter into index swap agreements to expose cash to markets or to effect investment transactions. Index swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard index swap transaction, the two parties agree to exchange the returns (or differentials in rates of return)
earned or realized on particular investments or instruments.

The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).

For the period ended September 30, 2016, the Funds entered into total return swaps primarily for the strategies listed below:

Funds	Strategies
Core Bond Fund	Exposing cash to market

The Core Bond Fund's period end total return swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of total return swap contracts. For the purpose of this disclosure, volume is measured by notional amounts outstanding at each quarter end.

	Total Return Swap Notional Amounts Outstanding
Quarter Ended	March 31, 2016	June 30, 2016	September 30, 2016
Core Bond Fund	$104,949,749	$78,811,752	$67,137,401

Currency Swaps
Certain Funds may enter into currency swap agreements to enhance returns or for hedging purposes. Currency swap agreements are agreements where two parties exchange specified amounts of different currencies which are followed by paying the other a series of interest payments that are based on the principal cash flow. At maturity, the principal amounts are exchanged.

For the period ended September 30, 2016, none of the Funds entered into currency swaps.

Master Agreements
Certain Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”)
with counterparties that govern transactions in OTC derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements,
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collateral and events of default or termination. Events of termination and default include conditions that may entitle either party to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.
Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different ISDA Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties.
The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase and reverse repurchase agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

Disclosure about Offsetting Assets and Liabilities
Balance sheet disclosure is based on various netting agreements between brokers and counterparties, such as ISDA Master
Agreements, Master Repo Agreements and Master Forward Agreements. Certain funds utilize multiple counterparties. The quantitative disclosure begins with disaggregation of counterparties by legal entity and the roll up of the data to reflect a single counterparty in the table within the Funds’ financial statements. Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same Master Agreement with the same legal entity.

Loan Agreements
The Core Bond Fund may invest in direct debt instruments, which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution
(the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement.
When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt by the agent of payments from the borrower. The
Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When the Fund purchases assignments from agents it acquires direct rights against the borrower on the loan. As of September 30, 2016, the Core Bond Fund had no unfunded loan commitments.

Local Access Products
Certain Funds may invest in local access products, also known as certificates of participation, participation notes or participation interest notes. Local access products are issued by banks or broker-dealers and are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a frontier emerging market country. The performance results of local access products will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in local access products involve certain risks in addition to those associated with a direct investment in the underlying foreign companies or foreign securities markets whose return they seek to replicate. There can be no assurance that there will be a trading market or that the trading price of local access products will equal the underlying value of the foreign company or foreign securities market that it seeks to replicate. The Funds rely on the creditworthiness of the counterparty issuing the local access products and have no rights against the issuer of the underlying security. The Funds minimize this risk by entering into agreements only with counterparties that RIM deems creditworthy. Due to liquidity and transfer restrictions, the secondary markets on which the local access products are traded may be less liquid than the markets for other securities, or may be completely illiquid.

Emerging Markets Securities
Certain Funds may invest in emerging markets securities. Investing in emerging markets securities can pose some risks different from, and greater than, risks of investing in U.S. or developed markets securities. These risks include: a risk of loss due to

68 Notes to Quarterly Report

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exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability, than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible difficulties in the repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Emerging market securities may be subject to currency transfer restrictions and may experience delays and disruptions in settlement procedures. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Emerging Markets Debt
The Core Bond Fund may invest in emerging markets debt. The Fund's emerging markets debt securities may include obligations of governments and corporations. As with any fixed income securities, emerging markets debt securities are subject to the risk of being downgraded in credit rating due to the risk of default. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Fund to obtain or to enforce a judgment against the issuers of such securities. With respect to debt issued by emerging market governments, such issuers may be unwilling to pay interest and repay principal when due, either due to an inability to pay or submission to political pressure not to pay, and as a result may default, declare temporary suspensions of interest payments or require that the conditions for payment be renegotiated.

Repurchase Agreements
The Core Bond Fund may enter into repurchase agreements. A repurchase agreement is an agreement under which a Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally within a few days or weeks). The resale price reflects an agreed upon interest rate effective for the period the security is held by a Fund and is unrelated to the interest rate on the security. The securities acquired by a Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by the custodian bank until repurchased. A Fund will not invest more than 15% of its net assets (taken at current fair value) in repurchase agreements maturing in more than seven days.

Mortgage-Related and Other Asset-Backed Securities
The Core Bond Fund may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”).
Specific types of instruments may include reverse mortgages, mortgage pass-through securities, collateralized mortgage obligations
(“CMO”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of a Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

Mortgage-Backed Securities
MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time resulting in reinvestment risk.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid

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off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Agency Mortgage-Backed Securities
Certain MBS may be issued or guaranteed by the U.S. government or a government sponsored entity, such as Fannie Mae (the Federal
National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.

Privately Issued Mortgage-Backed Securities
MBS held by a Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-agency MBS may offer higher yields than those issued by government agencies, but also may be subject to greater price changes than governmental issues.
Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or nonconforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.

Unlike agency MBS issued or guaranteed by the U.S. government or a government-sponsored entity (e.g., Fannie Mae and Freddie
Mac), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or tranches, with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of reserve funds (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and
overcollateralization (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private
MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.

Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund's portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

Asset-Backed Securities
ABS may include MBS, loans, receivables or other assets. The value of the Funds’ ABS may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.

Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.
Rising or high interest rates tend to extend the duration of ABS, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying ABS have become an increasing risk for ABS that are secured by home equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.

70 Notes to Quarterly Report

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Notes to Quarterly Report, continued — September 30, 2016 (Unaudited)

ABS (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. ABS are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets.

Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of ABS may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then-existing holdings of such securities.

Forward Commitments
The Core Bond Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Fund may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and may realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be earmarked on the
Fund's records at the trade date and until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

The Core Bond Fund may invest in to-be-announced ("TBA") mortgage-backed securities. A TBA security is a forward mortgage-
backed securities trade in which a seller agrees to issue a TBA mortgage-backed security at a future date. The securities are purchased and sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. These securities are within the parameters of industry “good delivery” standards.

As of September 30, 2016, the Core Bond Fund had no cash collateral balances in connection with TBAs.

Inflation-Indexed Bonds
The Core Bond Fund may invest in inflation-indexed securities, which are typically bonds or notes designed to provide a return higher than the rate of inflation (based on a designated index) if held to maturity. A common type of inflation-indexed security is a
U.S. Treasury Inflation-Protected Security (“TIPS”). The principal of a TIPS increases with inflation and decreases with deflation, as measured by the Consumer Price Index. When a TIPS matures, the adjusted principal or original principal is paid, whichever is greater. TIPS pay interest twice a year, at a fixed rate. The rate is applied to the adjusted principal; so, like the principal, interest payments rise with inflation and fall with deflation.

Guarantees
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Market, Credit and Counterparty Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the
Funds' financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments. The

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Notes to Quarterly Report, continued — September 30, 2016 (Unaudited)

extent of the Funds' exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Funds' Statements of Assets and Liabilities.

Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held. This could cause a Fund to underperform other types of investments.
3. Investment Transactions

Securities Lending
The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of each Fund’s total assets. The maturity associated with these securities is considered continuous. The Fund receives cash (U.S.
currency), U.S. Government or U.S. Government Agency obligations as collateral against the loaned securities. As of September
30, 2016, to the extent that a loan was collateralized by cash, such collateral was invested by the securities lending agent, Brown
Brothers Harriman & Co. (“BBH”), in the Russell U.S. Cash Collateral Fund, an unregistered fund advised by RIM. The collateral received is recorded on a lending Fund’s Statement of Assets and Liabilities along with the related obligation to return the collateral.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers, is divided between the Fund and BBH and is recorded as income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the Fund and BBH and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of
non-U.S. securities) of the fair value of the loaned securities at the inception of each loan. The fair value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral.
4. Related Party Transactions, Fees and Expenses

Adviser and Administrator
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds, including developing the investment program for each Fund and managing each Fund's overall exposures. RIFUS is the Funds' administrator and transfer agent. RIFUS, in its capacity as the Funds' administrator, provides or oversees the provision of all administrative services for the Funds. RIFUS, in its capacity as the Funds' transfer agent, is responsible for maintaining the Funds' shareholder records and carrying out shareholder transactions. RIFUS is a wholly-owned subsidiary of RIM. RIM is an indirect, wholly-owned subsidiary of Russell Investments Group, Ltd., a Cayman company.

The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the Russell U.S. Cash Management Fund, an unregistered fund advised by RIM. As of September 30, 2016, the Funds had invested $179,750,555 in the Russell U.S. Cash Management Fund. In addition, all or a portion of the collateral received from the Investment Company’s securities lending program in the amount of $24,679,823 is invested in the Russell U.S. Cash Collateral
Fund, an unregistered fund advised by RIM.
5. Federal Income Taxes
At September 30, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Multi-Style	Aggressive
	Equity Fund	Equity Fund	Non-U.S. Fund
Cost of Investments	$377,698,493	$207,804,500	$339,892,867
Unrealized Appreciation	$67,440,284	$28,093,663	$49,731,061
Unrealized Depreciation	(8,025,069)	(6,161,615)	(24,267,434)
Net Unrealized Appreciation (Depreciation)	$59,415,215	$21,932,048	$25,463,627

		Global Real
		Estate Securities
	Core Bond Fund	Fund
Cost of Investments	$909,724,746	$746,486,877
Unrealized Appreciation	$13,228,997	$91,707,966

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Notes to Quarterly Report, continued — September 30, 2016 (Unaudited)

		Global Real
	Estate Securities
	Core Bond Fund	Fund
Unrealized Depreciation	(3,874,748)	(9,478,450)
Net Unrealized Appreciation (Depreciation)	$9,354,249	$82,229,516

6. Restricted Securities
Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Act. The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. This limitation is applied at the time of purchase. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

See each Fund’s Schedule of Investments for a list of restricted securities held by a Fund that are illiquid.
7. Pending Legal Proceedings
On October 17, 2013, Fred McClure filed a derivative lawsuit against RIM on behalf of ten Russell Investment Company funds: the
Russell Commodity Strategies Fund, Russell Emerging Markets Fund, Russell Global Equity Fund, Russell Global Infrastructure
Fund, Russell Global Opportunistic Credit Fund, Russell International Developed Markets Fund, Russell Multi-Strategy Alternative
Fund, Russell Strategic Bond Fund, Russell U.S. Small Cap Equity Fund and Russell Global Real Estate Securities Fund. The
lawsuit, which was filed in the United States District Court for the District of Massachusetts, seeks recovery under Section 36(b)
of the Investment Company Act, as amended, for the funds’ alleged payment of excessive investment management fees to RIM.
On December 8, 2014, Fred McClure filed a second derivative lawsuit in the United States District Court for the District of
Massachusetts. This second suit involves the same ten funds, and the allegations are similar, although the second suit adds a claim alleging that RIFUS charged the funds excessive administrative fees under Section 36(b). The plaintiff seeks on behalf of the funds recovery of the amount of the allegedly excessive compensation or payments received from these ten funds and earnings that would have accrued to plaintiff had that compensation not been paid or, alternatively, rescission of the contracts and restitution of all excessive fees paid, for a period commencing one year prior to the filing of the lawsuit through the date of the trial. RIM and RIFUS are defending the actions.
8. Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date this Quarterly Report was issued and noted no items requiring adjustments of the Quarterly Report or additional disclosures except the following:

On October 3, 2016, the Board declared dividends payable from net investment income. Dividends will be payable on October 5,
2016, to shareholders of record on October 4, 2016.

Notes to Quarterly Report 73

Russell Investment Funds

Shareholder Requests for Additional Information — September 30, 2016 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, (ii)
on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) at the Securities and Exchange Commission’s Office of
Investor Education and Advocacy (formerly, the Public Reference Room).

The Board has delegated to RIM, as RIF’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIM has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The
Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio
Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional
Information (“SAI”). The SAI and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2016 are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

If possible, depending on contract owner registration and address information, and unless you have otherwise opted out, only one copy of the RIF prospectus and each annual and semi-annual report will be sent to contract owners at the same address. If you would like to receive a separate copy of these documents, please contact your Insurance Company. If you currently receive multiple copies of the prospectus, annual report and semi-annual report and would like to request to receive a single copy of these documents in the future, please call your insurance company.

Some insurance companies may offer electronic delivery of the Funds’ prospectuses and annual and semi-annual reports. Please contact your insurance company for further details.

74 Shareholder Requests for Additional Information

Russell Investment Funds

1301 Second Avenue
Seattle, Washington 98101

800-787-7354
Fax: 206-505-3495
www.russellinvestments.com

[redacted]

2016 QUARTERLY REPORT

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

SEPTEMBER 30, 2016

FUND

Moderate Strategy Fund
Balanced Strategy Fund
Growth Strategy Fund
Equity Growth Strategy Fund

Russell Investment
Funds

Russell Investment Funds is
a series investment company
with nine different investment
portfolios referred to as Funds.
This Quarterly Report reports on
four of these Funds.

Russell Investment Funds

LifePoints® Funds
Variable Target Portfolio Series

Quarterly Report

September 30, 2016 (Unaudited)

Table of Contents

Russell Investment Funds

Copyright © Russell Investments 2016. All rights reserved.

Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates with minority stakes held by funds managed by Reverence Capital Partners and Russell Investments’ management.

Frank Russell Company is the owner of the Russell trademarks contained in this material and all trademark rights related to the Russell trademarks, which the members of the Russell Investments group of companies are permitted to use under license from Frank Russell Company. The members of the Russell Investments group of companies are not affiliated in any manner with Frank Russell Company or any entity operating under the “FTSE RUSSELL”
brand.

Fund objectives, risks, charges and expenses should be carefully considered before in-
vesting. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Investments Financial Services, LLC., member FINRA, part of
Russell Investments.

Russell Investment Funds
Moderate Strategy Fund

Schedule of Investments — September 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)
			Fair
			Value
	Shares		$
Investments in Russell Affiliated Mutual Funds - 97.9%
Alternative - 7.0%
RIC Russell Commodity Strategies Fund Class Y	615,259		3,415
RIC Russell Global Infrastructure Fund Class Y	284,360		3,384
RIF Global Real Estate Securities Fund	70,977		1,121
			7,920

Domestic Equities - 6.0%
RIC Russell U.S. Dynamic Equity Fund Class Y	214,697		2,162
RIF Aggressive Equity Fund	322,401		4,533
RIF Multi-Style Equity Fund	6,404		111
			6,806

Fixed Income - 56.5%
RIC Russell Global Opportunistic Credit Fund Class Y	1,914,726		18,745
RIC Russell Investment Grade Bond Fund Class Y	628,450		14,165
RIC Unconstrained Total Return Fund Class Y	567,707		5,671
RIF Core Bond Fund	2,347,831		25,521
			64,102

International Equities - 18.4%
RIC Russell Emerging Markets Fund Class Y	438,499		7,305
RIC Russell Global Equity Fund Class Y	644,133		6,783
RIF Non-U.S. Fund	594,558		6,784
			20,872
Specialty - 10.0%
RIC Russell Multi-Strategy Income Fund Class Y	1,156,248		11,343

Total Investments in Russell Affiliated Mutual Funds
(cost $104,068)			111,043

Short-Term Investments - 0.6%
Russell U.S. Cash Management Fund	616,651	(8)	617
Total Short-Term Investments
(cost $617)			617

Total Investments 98.5%
(identified cost $104,685)			111,660

Other Assets and Liabilities, Net - 1.5%			1,716
Net Assets - 100.0%			113,376

See accompanying notes which are an integral part of this quarterly report.

Moderate Strategy Fund 3

Russell Investment Funds
Moderate Strategy Fund

Schedule of Investments, continued — September 30, 2016 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Amsterdam Index Futures	4	EUR	362	10/16	5
CAC40 10 Euro Index Futures	27	EUR	1,200	10/16	7
DAX Index Futures	4	EUR	1,051	12/16	4
EURO STOXX 50 Index Futures	25	EUR	748	12/16	—
FTSE/MIB Index Futures	2	EUR	164	12/16	(3)
IBEX 35 Index Futures	4	EUR	350	10/16	(5)
OMXS 30 Index Futures	19	SEK	2,733	10/16	5
Russell 1000 Mini Index Futures	2	USD	240	12/16	(1)
S&P 500 E-Mini Index Futures	16	USD	1,728	12/16	7
S&P Mid 400 E-Mini Index Futures	3	USD	465	12/16	(3)
Short Positions
FTSE 100 Index Futures	5	GBP	343	12/16	(13)
MSCI Emerging Markets Mini Index Futures	47	USD	2,144	12/16	(21)
S&P/TSX 60 Index Futures	8	CAD	1,368	12/16	(19)
SPI 200 Index Futures	9	AUD	1,219	12/16	(41)
TOPIX Index Futures	5	JPY	66,150	12/16	7
United States 2 Year Treasury Note Futures	7	USD	1,529	12/16	(3)
United States 5 Year Treasury Note Futures	21	USD	2,552	12/16	(10)
United States 10 Year Treasury Note Futures	13	USD	1,705	12/16	(6)
United States Long Bond Futures	1	USD	168	12/16	2
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(88)

Options Written
Amounts in thousands (except contract amounts)
Transactions in options written contracts for the period ended September 30, 2016 were as follows:
	Number of	Premiums
	Contracts	Received
Outstanding December 31, 2015	—	$—
Opened	3,704	208
Closed	—	—
Expired	(3,704)	(208)
Outstanding September 30, 2016	—	$—

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	USD	4	AUD	5	10/06/16	—
State Street	USD	230	AUD	302	10/06/16	1
State Street	USD	100	AUD	130	12/21/16	—
State Street	USD	299	CAD	394	10/06/16	1
State Street	USD	526	CAD	680	12/21/16	(8)
State Street	USD	282	CHF	275	10/06/16	1
State Street	USD	1,033	EUR	925	10/06/16	6
State Street	USD	587	GBP	453	10/06/16	—
State Street	USD	93	GBP	70	12/21/16	(2)
State Street	USD	1	HKD	4	10/06/16	—
State Street	USD	111	HKD	862	10/06/16	—
State Street	USD	699	JPY	70,825	10/06/16	(1)
State Street	USD	1,252	JPY	126,860	12/21/16	3
State Street	USD	112	SEK	966	10/06/16	1
State Street	USD	1	SGD	2	10/06/16	—
State Street	USD	38	SGD	52	10/06/16	—
State Street	AUD	307	USD	231	10/06/16	(4)

See accompanying notes which are an integral part of this quarterly report.

4 Moderate Strategy Fund

Russell Investment Funds
Moderate Strategy Fund

Schedule of Investments, continued — September 30, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	AUD	302	USD	230	11/08/16	(1)
State Street	CAD	7	USD	5	10/06/16	—
State Street	CAD	387	USD	296	10/06/16	1
State Street	CAD	394	USD	300	11/08/16	(1)
State Street	CHF	7	USD	7	10/06/16	—
State Street	CHF	268	USD	273	10/06/16	(3)
State Street	CHF	275	USD	283	11/08/16	(1)
State Street	EUR	14	USD	16	10/06/16	—
State Street	EUR	911	USD	1,016	10/06/16	(7)
State Street	EUR	925	USD	1,034	11/08/16	(7)
State Street	EUR	1,040	USD	1,177	12/21/16	4
State Street	GBP	10	USD	13	10/06/16	—
State Street	GBP	443	USD	582	10/06/16	8
State Street	GBP	453	USD	587	11/08/16	—
State Street	HKD	866	USD	112	10/06/16	—
State Street	HKD	862	USD	111	11/08/16	—
State Street	JPY	2,084	USD	20	10/06/16	—
State Street	JPY	68,741	USD	667	10/06/16	(11)
State Street	JPY	70,825	USD	700	11/08/16	1
State Street	SEK	19	USD	2	10/06/16	—
State Street	SEK	947	USD	111	10/06/16	1
State Street	SEK	966	USD	112	11/08/16	(1)
State Street	SGD	54	USD	40	10/06/16	—
State Street	SGD	52	USD	38	11/08/16	—
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(19)

Total Return Swap Contracts (*)
Amounts in thousands
		Notional		Termination	Fair Value
Underlying Reference Entity	Counterparty	Amount		Date	$
Dow Jones U.S. Real Estate Total Return Index	Bank of America	USD	1,600	03/02/17	34
Total Fair Value of Open Total Return Swap Contracts Premiums Paid (Received) - $— (å)					34

(*) Total return swaps (which includes index swaps) are agreements between counterparties to exchange cash flows, one based on a market-linked returns of an individual asset or a basket of assets (i.e. an index), and the other on a fixed or floating rate. The floating rate fee was based on the
3 month LIBOR plus a fee of 0.075%.

Credit Default Swap Contracts

Amounts in thousands
Credit Indices
				Fund (Pays)/
				Receives	Termination	Fair Value
Reference Entity	Counterparty	Notional Amount		Fixed Rate	Date	$
CDX Emerging Markets Index	Barclays	USD	3,700	(1.000%)	12/20/21	238
CDX NA High Yield Index	Morgan Stanley	USD	2,800	5.000%	12/20/21	123
Total Fair Value on Open Credit Indices Premiums Paid (Received) - $349						361

See accompanying notes which are an integral part of this quarterly report.

Moderate Strategy Fund 5

Russell Investment Funds
Moderate Strategy Fund

Schedule of Investments, continued — September 30, 2016 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Investments in Russell Affiliated Mutual
Funds	$111,043	$—	$—	$—	$111,043
Short-Term Investments	—	—	—	617	617
Total Investments	111,043	—	—	617	111,660

Other Financial Instruments
Assets
Futures Contracts	37	—	—	—	37
Foreign Currency Exchange Contracts	10	18	—	—	28
Total Return Swap Contracts	—	34	—	—	34
Credit Default Swap Contracts	—	361	—	—	361
Liabilities
Futures Contracts	(125)	—	—	—	(125)
Foreign Currency Exchange Contracts		(47)	—	—	(47)
Total Other Financial Instruments*	$(78)	$366	$—	$—	$288

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended September 30, 2016 see note 2 in the Notes to
Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

6 Moderate Strategy Fund

Russell Investment Funds
Balanced Strategy Fund

Schedule of Investments — September 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)
				Fair
				Value
	Shares			$
Investments in Russell Affiliated Mutual Funds - 97.8%
Alternative - 7.2%
RIC Russell Commodity Strategies Fund Class Y		1,668,399		9,259
RIC Russell Global Infrastructure Fund Class Y		717,143		8,534
RIF Global Real Estate Securities Fund		178,518		2,819
				20,612

Domestic Equities - 22.8%
RIC Russell U.S. Defensive Equity Fund Class Y		114,330		5,758
RIC Russell U.S. Dynamic Equity Fund Class Y		1,994,226		20,082
RIF Aggressive Equity Fund		1,219,108		17,141
RIF Multi-Style Equity Fund		1,275,679		22,146
				65,127

Fixed Income - 36.8%
RIC Russell Global Opportunistic Credit Fund Class Y		2,911,071		28,499
RIC Unconstrained Total Return Fund Class Y		1,130,879		11,297
RIF Core Bond Fund		6,002,925		65,252
				105,048

International Equities - 27.0%
RIC Russell Emerging Markets Fund Class Y		1,194,521		19,901
RIC Russell Global Equity Fund Class Y		2,712,614		28,564
RIF Non-U.S. Fund		2,499,193		28,516
				76,981

Specialty - 4.0%
RIC Russell Multi-Strategy Income Fund Class Y		1,154,468		11,325

Total Investments in Russell Affiliated Mutual Funds
(cost $248,172)				279,093

Options Purchased - 0.1%
(Number of Contracts)
S&P 500 Index
Oct 2016 2,147.36 Put (2,535)	USD	5,444	(ÿ)	58
Nov 2016 2,147.36 Put (1,152)	USD	2,474	(ÿ)	47
Jan 2017 2,137.94 Put (4,631)	USD	9,901	(ÿ)	254
Total Options Purchased
(cost $447)				359

Short-Term Investments - 0.7%
Russell U.S. Cash Management Fund		1,968,639	(8)	1,969
Total Short-Term Investments
(cost $1,969)				1,969

Total Investments 98.6%
(identified cost $250,588)				281,421

Other Assets and Liabilities, Net - 1.4%				4,008
Net Assets - 100.0%				285,429

See accompanying notes which are an integral part of this quarterly report.

Balanced Strategy Fund 7

Russell Investment Funds
Balanced Strategy Fund

Schedule of Investments, continued — September 30, 2016 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Amsterdam Index Futures	15	EUR	1,356	10/16	17
CAC40 10 Euro Index Futures	87	EUR	3,866	10/16	25
Dow Jones Index Futures	13	EUR	3,416	12/16	13
EURO STOXX 50 Index Futures	80	EUR	2,395	12/16	1
FTSE/MIB Index Futures	9	EUR	736	12/16	(11)
IBEX 35 Index Futures	14	EUR	1,227	10/16	(17)
OMXS 30 Index Futures	60	SEK	8,631	10/16	16
Russell 1000 Mini Index Futures	3	USD	360	12/16	(2)
S&P 500 E-Mini Index Futures	42	USD	4,537	12/16	28
S&P Mid 400 E-Mini Index Futures	3	USD	465	12/16	(6)
Short Positions
FTSE 100 Index Futures	44	GBP	3,017	12/16	(119)
Hang Seng Index Futures	1	HKD	1,166	10/16	2
MSCI Emerging Markets Mini Index Futures	17	USD	776	12/16	(7)
MSCI Singapore IX ETS Index Futures	1	SGD	31	10/16	—
S&P 500 E-Mini Index Futures	36	USD	3,889	12/16	31
S&P/TSX 60 Index Futures	29	CAD	4,960	12/16	(70)
SPI 200 Index Futures	8	AUD	1,083	12/16	(37)
TOPIX Index Futures	36	JPY	476,280	12/16	51
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(85)

Options Written
Amounts in thousands (except contract amounts)
		Number of	Strike		Notional	Expiration	Fair Value
	Call/Put	Contracts	Price		Amount	Date	$
S&P 500 Index	Put	2,304	1,908.76	USD	4,398	11/30/16	(16)
S&P 500 Index	Put	9,262	1,900.39	USD	17,601	01/06/17	(127)
Total Liability for Options Written (premiums received $175)							(143)

Transactions in options written contracts for the period ended September 30, 2016 were as follows:
	Number of	Premiums
	Contracts	Received
Outstanding December 31, 2015	—	$—
Opened	30,031	952
Closed	(5,070)	(45)
Expired	(13,395)	(732)
Outstanding September 30, 2016	11,566	$175

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	CAD	250	USD	190	12/21/16	—
Bank of Montreal	AUD	676	USD	507	10/06/16	(10)
Bank of Montreal	CAD	852	USD	650	10/06/16	1
Bank of Montreal	CHF	590	USD	601	10/06/16	(7)
Bank of Montreal	EUR	2,007	USD	2,237	10/06/16	(17)
Bank of Montreal	GBP	977	USD	1,283	10/06/16	17
Bank of Montreal	HKD	1,908	USD	246	10/06/16	—
Bank of Montreal	JPY	151,518	USD	1,469	10/06/16	(25)
Bank of Montreal	SEK	2,087	USD	245	10/06/16	1
Bank of Montreal	SGD	120	USD	88	10/06/16	—
BNP Paribas	USD	503	AUD	660	10/06/16	2
BNP Paribas	USD	655	CAD	862	10/06/16	2

See accompanying notes which are an integral part of this quarterly report.

8 Balanced Strategy Fund

Russell Investment Funds
Balanced Strategy Fund

Schedule of Investments, continued — September 30, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
BNP Paribas	USD	617	CHF	601	10/06/16	1
BNP Paribas	USD	2,259	EUR	2,022	10/06/16	11
BNP Paribas	USD	1,282	GBP	990	10/06/16	1
BNP Paribas	USD	243	HKD	1,886	10/06/16	—
BNP Paribas	USD	1,530	JPY	154,842	10/06/16	(3)
BNP Paribas	USD	245	SEK	2,113	10/06/16	1
BNP Paribas	USD	84	SGD	115	10/06/16	—
BNP Paribas	AUD	660	USD	503	11/08/16	(2)
BNP Paribas	CAD	862	USD	655	11/08/16	(2)
BNP Paribas	CHF	601	USD	618	11/08/16	(1)
BNP Paribas	EUR	2,022	USD	2,263	11/08/16	(12)
BNP Paribas	GBP	990	USD	1,283	11/08/16	—
BNP Paribas	HKD	1,886	USD	243	11/08/16	—
BNP Paribas	JPY	154,842	USD	1,532	11/08/16	3
BNP Paribas	SEK	2,113	USD	246	11/08/16	(1)
BNP Paribas	SGD	115	USD	84	11/08/16	—
Commonwealth Bank of Australia	AUD	676	USD	508	10/06/16	(9)
Commonwealth Bank of Australia	CAD	852	USD	651	10/06/16	1
Commonwealth Bank of Australia	CHF	590	USD	601	10/06/16	(6)
Commonwealth Bank of Australia	EUR	2,007	USD	2,238	10/06/16	(17)
Commonwealth Bank of Australia	GBP	977	USD	1,284	10/06/16	18
Commonwealth Bank of Australia	HKD	1,908	USD	246	10/06/16	—
Commonwealth Bank of Australia	JPY	151,518	USD	1,469	10/06/16	(25)
Commonwealth Bank of Australia	SEK	2,087	USD	245	10/06/16	2
Commonwealth Bank of Australia	SGD	120	USD	88	10/06/16	—
National Australia Bank	USD	503	AUD	660	10/06/16	2
National Australia Bank	USD	655	CAD	862	10/06/16	2
National Australia Bank	USD	617	CHF	601	10/06/16	2
National Australia Bank	USD	2,259	EUR	2,022	10/06/16	13
National Australia Bank	USD	1,282	GBP	990	10/06/16	1
National Australia Bank	USD	243	HKD	1,886	10/06/16	—
National Australia Bank	USD	1,529	JPY	154,842	10/06/16	(2)
National Australia Bank	USD	245	SEK	2,113	10/06/16	1
National Australia Bank	USD	84	SGD	115	10/06/16	—
National Australia Bank	AUD	660	USD	503	11/08/16	(2)
National Australia Bank	CAD	862	USD	655	11/08/16	(2)
National Australia Bank	CHF	601	USD	618	11/08/16	(2)
National Australia Bank	EUR	2,022	USD	2,262	11/08/16	(13)
National Australia Bank	GBP	990	USD	1,282	11/08/16	(1)
National Australia Bank	HKD	1,886	USD	243	11/08/16	—
National Australia Bank	JPY	154,842	USD	1,531	11/08/16	2
National Australia Bank	SEK	2,113	USD	245	11/08/16	(1)
National Australia Bank	SGD	115	USD	84	11/08/16	—
State Street	USD	23	AUD	31	10/06/16	—
State Street	USD	1,772	CAD	2,290	12/21/16	(25)
State Street	USD	6	HKD	45	10/06/16	—
State Street	USD	2,803	JPY	283,950	12/21/16	7
State Street	USD	7	SGD	10	10/06/16	—
State Street	AUD	150	USD	115	12/21/16	—
State Street	CAD	20	USD	15	10/06/16	—
State Street	CHF	21	USD	21	10/06/16	—
State Street	EUR	30	USD	34	10/06/16	—
State Street	EUR	4,840	USD	5,477	12/21/16	21
State Street	GBP	26	USD	35	10/06/16	1
State Street	GBP	1,280	USD	1,705	12/21/16	43
State Street	HKD	1,160	USD	150	12/21/16	—
State Street	JPY	6,648	USD	65	10/06/16	(1)
State Street	SEK	53	USD	6	10/06/16	—
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(30)

See accompanying notes which are an integral part of this quarterly report.

Balanced Strategy Fund 9

Russell Investment Funds
Balanced Strategy Fund

Schedule of Investments, continued — September 30, 2016 (Unaudited)

Total Return Swap Contracts (*)
Amounts in thousands
		Notional		Termination	Fair Value
Underlying Reference Entity	Counterparty	Amount		Date	$
Dow Jones U.S. Real Estate Total Return Index	Bank of America	USD	4,600	03/02/17	98
Total Fair Value of Open Total Return Swap Contracts Premiums Paid (Received) - $— (å)					98

(*) Total return swaps (which includes index swaps) are agreements between counterparties to exchange cash flows, one based on a market-linked returns of an individual asset or a basket of assets (i.e. an index), and the other on a fixed or floating rate. The floating rate fee was based on the
3 month LIBOR plus a fee of 0.075%.

Credit Default Swap Contracts

Amounts in thousands
Credit Indices
				Fund (Pays)/
				Receives	Termination	Fair Value
Reference Entity	Counterparty	Notional Amount		Fixed Rate	Date	$
CDX Emerging Markets Index	Barclays	USD	6,500	(1.000%)	12/20/21	418
CDX NA High Yield Index	Morgan Stanley	USD	16,200	5.000%	12/20/21	713
Total Fair Value on Open Credit Indices Premiums Paid (Received) - $1,011						1,131

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Investments in Russell Affiliated Mutual
Funds	$279,093	$—	$—	$—	$279,093
Options Purchased	359	—	—	—	359
Short-Term Investments	—	—	—	1,969	1,969
Total Investments	279,452	—	—	1,969	281,421

Other Financial Instruments
Assets
Futures Contracts	184	—	—	—	184
Foreign Currency Exchange Contracts	—	156	—	—	156
Credit Default Swap Contracts	—	1,131	—	—	1,131
Total Return Swap Contracts	—	98	—	—	98
Liabilities
Futures Contracts	(269)	—	—	—	(269)
Options Written	(143)	—	—	—	(143)
Foreign Currency Exchange Contracts	—	(186)	—	—	(186)
Total Other Financial Instruments*	$(228)	$1,199	$—	$—	$971

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended September 30, 2016 see note 2 in the Notes to
Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

10 Balanced Strategy Fund

Russell Investment Funds
Growth Strategy Fund

Schedule of Investments — September 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)
				Fair
				Value
	Shares			$
Investments in Russell Affiliated Mutual Funds - 98.0%
Alternative - 9.0%
RIC Russell Commodity Strategies Fund Class Y		1,122,161		6,228
RIC Russell Global Infrastructure Fund Class Y		522,557		6,218
RIF Global Real Estate Securities Fund		391,942		6,189
				18,635

Domestic Equities - 33.1%
RIC Russell U.S. Defensive Equity Fund Class Y		205,747		10,361
RIC Russell U.S. Dynamic Equity Fund Class Y		1,657,329		16,689
RIF Aggressive Equity Fund		1,329,684		18,695
RIF Multi-Style Equity Fund		1,313,353		22,800
				68,545

Fixed Income - 21.9%
RIC Russell Global Opportunistic Credit Fund Class Y		1,693,512		16,580
RIC Unconstrained Total Return Fund Class Y		819,333		8,185
RIF Core Bond Fund		1,894,235		20,590
				45,355

International Equities - 34.0%
RIC Russell Emerging Markets Fund Class Y		1,117,915		18,625
RIC Russell Global Equity Fund Class Y		2,366,819		24,923
RIF Non-U.S. Fund		2,368,978		27,030
				70,578

Total Investments in Russell Affiliated Mutual Funds
(cost $180,710)				203,113

Options Purchased - 0.2%
(Number of Contracts)
S&P 500 Index
Nov 2016 2,147.36 Put (1,152)	USD	2,474	(ÿ)	47
Jan 2017 2,137.94 Put (4,399)	USD	9,405	(ÿ)	242
Total Options Purchased
(cost $322)				289

Short-Term Investments - 0.1%
Russell U.S. Cash Management Fund		276,608	(8)	276
Total Short-Term Investments
(cost $277)				276

Total Investments 98.3%
(identified cost $181,309)				203,678

Other Assets and Liabilities, Net - 1.7%				3,623
Net Assets - 100.0%				207,301

See accompanying notes which are an integral part of this quarterly report.

Growth Strategy Fund 11

Russell Investment Funds
Growth Strategy Fund

Schedule of Investments, continued — September 30, 2016 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Amsterdam Index Futures	15	EUR	1,356	10/16	18
CAC40 10 Euro Index Futures	80	EUR	3,555	10/16	23
DAX Index Futures	13	EUR	3,417	12/16	13
EURO STOXX 50 Index Futures	76	EUR	2,275	12/16	—
FTSE/MIB Index Futures	9	EUR	736	12/16	(11)
IBEX 35 Index Futures	14	EUR	1,227	10/16	(16)
MSCI Emerging Markets Mini Index Futures	30	USD	1,369	12/16	(18)
OMXS30 Index Futures	57	SEK	8,199	10/16	15
Russell 1000 Mini Index Futures	3	USD	360	12/16	(2)
Russell 2000 Mini Index Futures	4	USD	499	12/16	(1)
S&P 500 E-Mini Index Futures	39	USD	4,213	12/16	16
S&P Mid 400 E-Mini Index Futures	3	USD	465	12/16	(6)
Short Positions
FTSE 100 Index Futures	37	GBP	2,537	12/16	(100)
Russell 1000 Mini Index Futures	2	USD	240	12/16	2
S&P 500 E-Mini Index Futures	80	USD	8,642	12/16	70
S&P Mid 400 E-Mini Index Futures	3	USD	465	12/16	6
S&P/TSX 60 Index Futures	21	CAD	3,592	12/16	(51)
SPI 200 Index Futures	24	AUD	3,249	12/16	(110)
TOPIX Index Futures	34	JPY	449,820	12/16	46
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(106)

Options Written
Amounts in thousands (except contract amounts)
		Number of	Strike		Notional	Expiration	Fair Value
	Call/Put	Contracts	Price		Amount	Date	$
S&P 500 Index	Put	2,304	1,908.76	USD	4,398	11/30/16	(15)
S&P 500 Index	Put	8,798	1,900.39	USD	16,720	01/06/17	(121)
Total Liability for Options Written (premiums received $168)							(136)

Transactions in options written contracts for the period ended September 30, 2016 were as follows:
	Number of	Premiums
	Contracts	Received
Outstanding December 31, 2015	—	$—
Opened	28,506	878
Closed	(5,070)	(45)
Expired	(12,334)	(665)
Outstanding September 30, 2016	11,102	$168

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
BNP Paribas	USD	342	AUD	449	10/06/16	1
BNP Paribas	USD	445	CAD	586	10/06/16	1
BNP Paribas	USD	419	CHF	408	10/06/16	1
BNP Paribas	USD	1,534	EUR	1,373	10/06/16	8
BNP Paribas	USD	871	GBP	672	10/06/16	—
BNP Paribas	USD	165	HKD	1,280	10/06/16	—
BNP Paribas	USD	1,039	JPY	105,131	10/06/16	(2)
BNP Paribas	USD	166	SEK	1,435	10/06/16	1
BNP Paribas	USD	57	SGD	78	10/06/16	—
BNP Paribas	AUD	449	USD	342	11/08/16	(1)
BNP Paribas	CAD	586	USD	445	11/08/16	(1)

See accompanying notes which are an integral part of this quarterly report.

12 Growth Strategy Fund

Russell Investment Funds
Growth Strategy Fund

Schedule of Investments, continued — September 30, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
BNP Paribas	CHF	408	USD	420	11/08/16	(1)
BNP Paribas	EUR	1,373	USD	1,537	11/08/16	(8)
BNP Paribas	GBP	672	USD	871	11/08/16	—
BNP Paribas	HKD	1,280	USD	165	11/08/16	—
BNP Paribas	JPY	105,131	USD	1,040	11/08/16	2
BNP Paribas	SEK	1,435	USD	167	11/08/16	(1)
BNP Paribas	SGD	78	USD	57	11/08/16	—
National Australia Bank	USD	342	AUD	449	10/06/16	1
National Australia Bank	USD	445	CAD	586	10/06/16	1
National Australia Bank	USD	419	CHF	408	10/06/16	1
National Australia Bank	USD	1,534	EUR	1,373	10/06/16	9
National Australia Bank	USD	870	GBP	672	10/06/16	1
National Australia Bank	USD	165	HKD	1,280	10/06/16	—
National Australia Bank	USD	1,038	JPY	105,131	10/06/16	(1)
National Australia Bank	USD	166	SEK	1,435	10/06/16	1
National Australia Bank	USD	57	SGD	78	10/06/16	—
National Australia Bank	AUD	449	USD	342	11/08/16	(1)
National Australia Bank	CAD	586	USD	445	11/08/16	(1)
National Australia Bank	CHF	408	USD	420	11/08/16	(1)
National Australia Bank	EUR	1,373	USD	1,536	11/08/16	(9)
National Australia Bank	GBP	672	USD	871	11/08/16	(1)
National Australia Bank	HKD	1,280	USD	165	11/08/16	—
National Australia Bank	JPY	105,131	USD	1,040	11/08/16	1
National Australia Bank	SEK	1,435	USD	167	11/08/16	(1)
National Australia Bank	SGD	78	USD	57	11/08/16	—
State Street	USD	17	AUD	22	10/06/16	—
State Street	USD	299	AUD	390	12/21/16	(1)
State Street	USD	1,934	CAD	2,500	12/21/16	(28)
State Street	USD	5	HKD	35	10/06/16	—
State Street	USD	1,483	JPY	150,260	12/21/16	4
State Street	USD	4	SGD	6	10/06/16	—
State Street	AUD	919	USD	690	10/06/16	(13)
State Street	CAD	12	USD	9	10/06/16	—
State Street	CAD	1,159	USD	885	10/06/16	2
State Street	CHF	13	USD	13	10/06/16	—
State Street	CHF	803	USD	818	10/06/16	(9)
State Street	EUR	16	USD	18	10/06/16	—
State Street	EUR	2,730	USD	3,045	10/06/16	(22)
State Street	EUR	2,430	USD	2,750	12/21/16	10
State Street	GBP	16	USD	21	10/06/16	1
State Street	GBP	1,328	USD	1,746	10/06/16	24
State Street	GBP	1,260	USD	1,678	12/21/16	43
State Street	HKD	2,595	USD	335	10/06/16	—
State Street	JPY	4,167	USD	40	10/06/16	(1)
State Street	JPY	206,095	USD	1,999	10/06/16	(33)
State Street	SEK	31	USD	4	10/06/16	—
State Street	SEK	2,838	USD	333	10/06/16	2
State Street	SGD	162	USD	119	10/06/16	—
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(21)

Total Return Swap Contracts (*)
Amounts in thousands
		Notional		Termination	Fair Value
Underlying Reference Entity	Counterparty	Amount		Date	$
Dow Jones U.S. Real Estate Total Return Index	Bank of America	USD	8,200	03/02/17	174
Total Fair Value of Open Total Return Swap Contracts Premiums Paid (Received) - $— (å)					174

(*) Total return swaps (which includes index swaps) are agreements between counterparties to exchange cash flows, one based on a market-linked returns of an individual asset or a basket of assets (i.e. an index), and the other on a fixed or floating rate. The floating rate fee was based on the
3 Month LIBOR rate plus a fee of 0.075%.

See accompanying notes which are an integral part of this quarterly report.

Growth Strategy Fund 13

Russell Investment Funds
Growth Strategy Fund

Schedule of Investments, continued — September 30, 2016 (Unaudited)

Credit Default Swap Contracts

Amounts in thousands
Credit Indices
				Fund (Pays)/
				Receives	Termination	Fair Value
Reference Entity	Counterparty	Notional Amount		Fixed Rate	Date	$
CDX NA High Yield Index	Morgan Stanley	USD	8,500	5.000%	12/20/21	374
Total Fair Value on Open Credit Indices Premiums Paid (Received) - $300						374

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Investments in Russell Affiliated Mutual
Funds	$203,113	$—	$—	$—	$203,113
Options Purchased	289	—	—	—	289
Short-Term Investments	—	—	—	276	276
Total Investments	203,402	—	—	276	203,678

Other Financial Instruments
Assets
Futures Contracts	209	—	—	—	209
Foreign Currency Exchange Contracts	—	115	—	—	115
Total Return Swap Contracts	—	174	—	—	174
Credit Default Swap Contracts	—	374	—	—	374
Liabilities
Futures Contracts	(315)	—	—	—	(315)
Options Written	(136)	—	—	—	(136)
Foreign Currency Exchange Contracts	—	(136)	—	—	(136)
Total Other Financial Instruments*	$(242)	$527	$—	$—	$285

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended September 30, 2016 see note 2 in the Notes to
Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

14 Growth Strategy Fund

Russell Investment Funds
Equity Growth Strategy Fund

Schedule of Investments — September 30, 2016 (Unaudited)

Amounts in thousands (except share amounts)
				Fair
				Value
	Shares			$
Investments in Russell Affiliated Mutual Funds - 98.3%
Alternative - 9.0%
RIC Russell Commodity Strategies Fund Class Y		262,607		1,457
RIC Russell Global Infrastructure Fund Class Y		122,461		1,457
RIF Global Real Estate Securities Fund		92,254		1,457
				4,371

Domestic Equities - 37.7%
RIC Russell U.S. Defensive Equity Fund Class Y		72,666		3,660
RIC Russell U.S. Dynamic Equity Fund Class Y		437,747		4,408
RIF Aggressive Equity Fund		383,755		5,396
RIF Multi-Style Equity Fund		281,606		4,889
				18,353

Fixed Income - 11.5%
RIC Russell Global Opportunistic Credit Fund Class Y		495,860		4,854
RIC Unconstrained Total Return Fund Class Y		72,888		728
				5,582

International Equities - 40.1%
RIC Russell Emerging Markets Fund Class Y		349,309		5,820
RIC Russell Global Equity Fund Class Y		696,310		7,332
RIF Non-U.S. Fund		555,777		6,341
				19,493

Total Investments in Russell Affiliated Mutual Funds
(cost $40,043)				47,799

Options Purchased - 0.1%
(Number of Contracts)
S&P 500 Index
Jan 2017 2,137.94 Put (1,204)	USD	2,574	(ÿ)	66
Total Options Purchased
(cost $70)				66

Short-Term Investments - 0.1%
Russell U.S. Cash Management Fund		45,652	(8)	46
Total Short-Term Investments
(cost $46)				46

Total Investments 98.5%
(identified cost $40,159)				47,911

Other Assets and Liabilities, Net - 1.5%				729
Net Assets - 100.0%				48,640

See accompanying notes which are an integral part of this quarterly report.

Equity Growth Strategy Fund 15

Russell Investment Funds
Equity Growth Strategy Fund

Schedule of Investments, continued — September 30, 2016 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Amsterdam Index Futures	4	EUR	362	10/16	5
CAC40 10 Euro Index Futures	23	EUR	1,022	10/16	7
DAX Index Futures	4	EUR	1,051	12/16	4
EURO STOXX 50 Index Futures	19	EUR	569	12/16	—
FTSE/MIB Index Futures	3	EUR	245	12/16	(4)
IBEX 35 Index Futures	4	EUR	350	10/16	(5)
OMXS 30 Index Futures	16	SEK	2,302	10/16	4
Russell 1000 Mini Index Futures	1	USD	120	12/16	(1)
Russell 2000 Mini Index Futures	1	USD	125	12/16	—
S&P 500 E-Mini Index Futures	6	USD	648	12/16	3
S&P Mid 400 E-Mini Index Futures	2	USD	310	12/16	(2)
Short Positions
FTSE 100 Index Futures	12	GBP	823	12/16	(31)
MSCI Emerging Markets Mini Index Futures	11	USD	502	12/16	(4)
S&P 500 E-Mini Index Futures	10	USD	1,080	12/16	9
S&P/TSX 60 Index Futures	5	CAD	855	12/16	(12)
SPI 200 Index Futures	6	AUD	813	12/16	(28)
TOPIX Index Futures	6	JPY	79,380	12/16	8
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(47)

Options Written
Amounts in thousands (except contract amounts)
		Number of	Strike		Notional	Expiration	Fair Value
	Call/Put	Contracts	Price		Amount	Date	$
S&P 500 Index	Put	2,408	1,900.39	USD	4,576	01/06/17	(33)
Total Liability for Options Written (premiums received $36)							(33)

Transactions in options written contracts for the period ended September 30, 2016 were as follows:
	Number of	Premiums
	Contracts	Received
Outstanding December 31, 2015	—	$—
Opened	5,562	207
Closed	—	—
Expired	(3,154)	(171)
Outstanding September 30, 2016	2,408	$36

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	USD	4	AUD	5	10/06/16	—
State Street	USD	178	AUD	234	10/06/16	1
State Street	USD	115	AUD	150	12/21/16	—
State Street	USD	233	CAD	306	10/06/16	1
State Street	USD	526	CAD	680	12/21/16	(8)
State Street	USD	219	CHF	213	10/06/16	1
State Street	USD	802	EUR	718	10/06/16	5
State Street	USD	455	GBP	351	10/06/16	—
State Street	USD	1	HKD	6	10/06/16	—
State Street	USD	86	HKD	669	10/06/16	—
State Street	USD	543	JPY	54,976	10/06/16	(1)
State Street	USD	935	JPY	94,690	12/21/16	2
State Street	USD	87	SEK	750	10/06/16	—
State Street	USD	1	SGD	1	10/06/16	—

See accompanying notes which are an integral part of this quarterly report.

16 Equity Growth Strategy Fund

Russell Investment Funds
Equity Growth Strategy Fund

Schedule of Investments, continued — September 30, 2016 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	USD	30	SGD	41	10/06/16	—
State Street	AUD	239	USD	180	10/06/16	(3)
State Street	AUD	234	USD	178	11/08/16	(1)
State Street	CAD	5	USD	4	10/06/16	—
State Street	CAD	301	USD	230	10/06/16	—
State Street	CAD	306	USD	233	11/08/16	(1)
State Street	CHF	4	USD	4	10/06/16	—
State Street	CHF	209	USD	213	10/06/16	(2)
State Street	CHF	213	USD	219	11/08/16	(1)
State Street	EUR	8	USD	9	10/06/16	—
State Street	EUR	710	USD	792	10/06/16	(6)
State Street	EUR	718	USD	803	11/08/16	(5)
State Street	EUR	620	USD	702	12/21/16	3
State Street	GBP	6	USD	8	10/06/16	—
State Street	GBP	345	USD	454	10/06/16	6
State Street	GBP	351	USD	455	11/08/16	—
State Street	GBP	30	USD	40	12/21/16	1
State Street	HKD	675	USD	87	10/06/16	—
State Street	HKD	669	USD	86	11/08/16	—
State Street	JPY	1,391	USD	13	10/06/16	—
State Street	JPY	53,585	USD	520	10/06/16	(9)
State Street	JPY	54,976	USD	544	11/08/16	1
State Street	SEK	12	USD	1	10/06/16	—
State Street	SEK	738	USD	87	10/06/16	1
State Street	SEK	750	USD	87	11/08/16	—
State Street	SGD	42	USD	31	10/06/16	—
State Street	SGD	41	USD	30	11/08/16	—
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(15)

Total Return Swap Contracts (*)
Amounts in thousands
		Notional		Termination	Fair Value
Underlying Reference Entity	Counterparty	Amount		Date	$
Dow Jones U.S. Real Estate Total Return Index	Bank of America	USD	1,600	03/02/17	34
Total Fair Value of Open Total Return Swap Contracts Premiums Paid (Received) - $— (å)					34

(*) Total return swaps (which includes index swaps) are agreements between counterparties to exchange cash flows, one based on a market-linked returns of an individual asset or a basket of assets (i.e. an index), and the other on a fixed or floating rate. The floating rate fee was based on the
3 month LIBOR plus a fee of 0.075%.

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Investments in Russell Affiliated Mutual
Funds	$47,799	$—	$—	$—	$47,799
Options Purchased	66	—	—	—	66
Short-Term Investments	—	—	—	46	46
Total Investments	47,865	—	—	46	47,911

See accompanying notes which are an integral part of this quarterly report.

Equity Growth Strategy Fund 17

Russell Investment Funds
Equity Growth Strategy Fund

Schedule of Investments, continued — September 30, 2016 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Other Financial Instruments
Assets
Futures Contracts	40	—	—	—	40
Foreign Currency Exchange Contracts	8	14	—	—	22
Total Return Swap Contracts	—	34	—	—	34
Liabilities
Futures Contracts	(87)	—	—	—	(87)
Options Written	(33)	—	—	—	(33)
Foreign Currency Exchange Contracts	(1)	(36)	—	—	(37)
Total Other Financial Instruments*	$(73)	$12	$—	$—	$(61)

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended September 30, 2016 see note 2 in the Notes to
Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

18 Equity Growth Strategy Fund

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Schedules of Investments — September 30, 2016 (Unaudited)

Footnotes:
(å) Currency balances were pledged in connection with futures contracts purchased (sold), options written, or swaps entered into by the
Fund. See Notes to Quarterly Report.
(8) Unrounded units.
(ÿ) Notional Amount in thousands.

Notes to Schedules of Investments 19

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Quarterly Report — September 30, 2016 (Unaudited)

1. Organization
Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with nine different investment portfolios referred to as Funds. This Quarterly Report reports on four of these Funds (each a “Fund” and collectively the “Funds”).
The Investment Company provides the investment base for one or more variable insurance products issued by one or more insurance companies. These Funds are offered at net asset value to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of 1940, as amended ("Investment Company
Act"), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under an Amended and Restated Master Trust Agreement dated October 1, 2008, as amended (“Master Trust Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Investment Company’s Master Trust
Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest. Each of the
Funds is diversified. Under the Investment Company Act a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash items (including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer.

Each of the Funds is a “fund of funds” and diversifies its assets by investing principally, at present, in shares of several Russell
Investment Company (“RIC”) Funds and other of the Investment Company’s Funds (together, the “Underlying Funds”). Each Fund seeks to achieve its specific investment objective by investing in different combinations of the Underlying Funds. In addition to investing in the Underlying Funds, Russell Investment Management, LLC (“RIM”), the Funds’ investment adviser, may seek to actively manage the Funds' overall exposures by investing in derivatives, including futures, options, forwards and swaps, that RIM believes will achieve the desired risk/return profile for the Funds. The Funds may hold cash in connection with these investments.
The Funds usually, but not always, pursue a strategy of being fully invested by exposing their cash to the performance of segments of the global equity market by purchasing index futures contracts (also known as "equitization").

Each Fund intends its strategy of investing in combinations of equity, fixed/other income and alternative Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. A Fund’s actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to
+/- 5% at the equity, fixed/other income or alternative category level based on RIM’s capital markets research, and/or (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying
Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year.

The following table shows each Fund’s target strategic asset allocation effective on or about September 22, 2016 to alternative, equity and fixed/other income asset classes. The alternative Underlying Funds in which the Funds may invest include the RIC Russell
Commodity Strategies, RIC Russell Global Infrastructure and RIF Global Real Estate Securities Funds. The equity Underlying
Funds in which the Funds may invest include the RIC Russell U.S. Defensive Equity, RIC Russell U.S. Dynamic Equity, RIF
Aggressive Equity, RIF Multi-Style Equity, RIC Russell Emerging Markets, RIC Russell Global Equity and RIF Non-U.S. Funds.
The fixed/other income Underlying Funds in which the Funds may invest include the RIC Russell Global Opportunistic Credit, RIC
Russell Investment Grade Bond, RIC Russell Short Duration Bond, RIC Unconstrained Total Return, RIC Russell Multi-Strategy
Income and RIF Core Bond Funds.

		Asset Allocation Targets*
	Moderate	Balanced	Growth
	Strategy	Strategy	Strategy	Equity Growth
Asset Allocation	Fund	Fund	Fund	Strategy Fund
Alternative**	7.5%	7%	8%	8%
Equity	29.5%	51%	70%	85%
Fixed/Other Income	63%	42%	22%	7%

* Actual asset allocation may vary.
** Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds or seek returns with a low correlation to global equity markets.

20 Notes to Quarterly Report

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Quarterly Report, continued — September 30, 2016 (Unaudited)

2. Significant Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this
Quarterly Report. These policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) for investment companies. The presentation of these schedules of investments in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report.
Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies.

Security Valuation
The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell
Investments Fund Services, LLC ("RIFUS").

The Funds value the shares of the Underlying Funds at the current net asset value ("NAV") per share of each Underlying Fund.

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIFUS, acting at the discretion of the Board, that are used in determining the fair value of investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as
Level 1 and Level 2 of the fair value hierarchy are as follows:

Derivative instruments are instruments such as foreign currency contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors.
Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter
(“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models.
The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy, with the exception of foreign currency spot contracts which are categorized as Level 1 of the fair value hierarchy. OTC derivatives that use broker dealer quotations are categorized as level 3 of

Notes to Quarterly Report 21

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Quarterly Report, continued — September 30, 2016 (Unaudited)

the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

There were no funds in this complex that had transfers between Levels 1, 2, and 3 for the period ended September 30, 2016.

Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by RIFUS and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RIFUS applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RIFUS believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RIFUS would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.

RIFUS employs third party pricing vendors to provide fair value measurements. RIFUS oversees third-party pricing service providers in order to support the valuation process throughout the year.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RIFUS may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RIFUS does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RIFUS is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third party pricing vendors regarding the unobservable inputs used.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.

Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost incurred within a particular Fund or Underlying
Fund.

22 Notes to Quarterly Report

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Quarterly Report, continued — September 30, 2016 (Unaudited)

These significant unobservable inputs are further disclosed in the Presentation of Portfolio Holdings for each respective Fund as applicable.

Investment Income
Distributions of income and capital gains from the Funds or Underlying Funds are recorded on the ex-dividend date.

Derivatives
The Funds may invest in derivatives. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.

The Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement. The Funds may pursue their strategy of being fully invested by exposing cash to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause the Funds to perform as though cash were actually invested in those markets.

Hedging may be used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, leveraging risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk, valuation risk and credit risk.

Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange-
traded or exchange-cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearinghouse stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearing house and the clearing member. Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily settlement of obligations and the clearing house guarantee of payments to the broker. There is, however, still counterparty risk due to the insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-traded or exchange-cleared derivatives are established through regulation, as well as set by the broker or applicable clearinghouse. Margin for exchange-traded and exchange-cleared transactions are detailed in the Statements of Assets and Liabilities as cash held at the broker for futures contracts and cash held at the broker for swap contracts, respectively. Securities pledged by a Fund for exchange-
traded and exchange-cleared transactions are noted as collateral or margin requirements in the Schedule of Investments. Typically, the Funds and counterparties are not permitted to sell, repledge or otherwise use collateral pledged by the other party unless explicitly permitted by each respective governing agreement.

Foreign Currency Exchange Contracts
The Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the
FX contracts.

For the period ended September 30, 2016, the following Funds entered into foreign currency exchange contracts primarily for the strategies listed below:

Funds	Strategies
Moderate Strategy Fund	Return enhancement and hedging
Balanced Strategy Fund	Return enhancement and hedging
Growth Strategy Fund	Return enhancement and hedging
Equity Growth Strategy Fund	Return enhancement and hedging

The Funds’ foreign currency contract notional dollar values outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following tables illustrate the quarterly volume of foreign currency contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD.

Notes to Quarterly Report 23

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Quarterly Report, continued — September 30, 2016 (Unaudited)

		Outstanding Contract Amounts Bought
Quarter Ended	March 31, 2016	June 30, 2016	September 30, 2016
Moderate Strategy Fund	$11,825,722	$12,145,299	$13,329,484
Balanced Strategy Fund	54,017,361	54,321,798	56,769,273
Growth Strategy Fund	37,458,785	38,665,012	38,397,498
Equity Growth Strategy Fund	9,918,782	9,994,189	10,219,041
		Outstanding Contract Amounts Sold
Quarter Ended	March 31, 2016	June 30, 2016	September 30, 2016
Moderate Strategy Fund	$11,925,908	$12,092,987	$13,344,920
Balanced Strategy Fund	54,559,512	54,000,850	56,771,026
Growth Strategy Fund	37,783,937	38,454,643	38,400,638
Equity Growth Strategy Fund	9,998,568	9,943,481	10,231,368

Options
The Funds may purchase and sell (write) call and put options on securities and securities indices. Such options are traded on a national securities exchange or in an OTC market. The Funds may also purchase and sell (write) call and put options on foreign currencies.

When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s
Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-
to-market to reflect the current fair value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the underlying instrument above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying instrument.

When a Fund sells an uncovered call option, it does not simultaneously have a long position in the underlying security. When a
Fund sells an uncovered put option, it does not simultaneously have a short position in the underlying security. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the
Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

Certain Funds may enter into a swaption (an option on a swap). In a swaption, in exchange for an option, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap.

For the period ended September 30, 2016, the Funds purchased or sold options primarily for the strategies listed below:

Funds	Strategies
Moderate Strategy Fund	Return enhancement and hedging
Balanced Strategy Fund	Return enhancement and hedging
Growth Strategy Fund	Return enhancement and hedging
Equity Growth Strategy Fund	Return enhancement and hedging

The Funds’ options contracts notional amounts fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly activity of options contracts measured by notional in USD.

Notional of Options Contracts Opened or Closed
Funds	March 31, 2016	June 30, 2016	September 30, 2016

24 Notes to Quarterly Report

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Quarterly Report, continued — September 30, 2016 (Unaudited)

		Notional of Options Contracts Opened or Closed
Moderate Strategy Fund	Opened	$6,626,578	$8,977,546	$—
	Closed	—	6,922,093	8,962,206
Balanced Strategy Fund	Opened	17,526,370	37,158,644	49,494,725
	Closed	—	18,307,964	46,773,967
Growth Strategy Fund	Opened	11,890,682	37,249,119	48,116,942
	Closed	—	12,420,951	52,307,316
Equity Growth Strategy Fund	Opened	3,127,497	9,457,675	7,150,219
	Closed	—	3,266,969	9,441,628

Futures Contracts
The Funds may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts). The face or contract value of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated
in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation
(depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

For the period ended September 30, 2016, the following Funds entered into futures contracts primarily for the strategies listed below:

Funds	Strategies
Moderate Strategy Fund	Return enhancement, hedging and exposing cash to markets
Balanced Strategy Fund	Return enhancement, hedging and exposing cash to markets
Growth Strategy Fund	Return enhancement, hedging and exposing cash to markets
Equity Growth Strategy Fund	Return enhancement, hedging and exposing cash to markets

The Funds’ futures contracts notional amounts fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly activity of futures contracts measured by notional in USD.

		Notional of Futures Contracts Opened or Closed
Funds		March 31, 2016	June 30, 2016	September 30, 2016
Moderate Strategy Fund	Opened	$5,675,810	$6,298,692	$48,053,432
	Closed	5,723,478	5,754,530	35,443,830
Balanced Strategy Fund	Opened	29,790,268	30,799,950	82,691,459
	Closed	28,509,871	29,974,647	68,481,720
Growth Strategy Fund	Opened	16,850,689	16,701,723	85,065,487
	Closed	16,319,343	16,744,309	55,717,272
Equity Growth Strategy Fund	Opened	3,368,498	6,085,949	19,211,482
	Closed	3,374,874	4,787,698	13,643,423

As of September 30, 2016, the Funds had cash collateral balances in connection with future contracts purchased/sold as follows:

Cash Collateral for Futures
Moderate Strategy Fund	$1,100,000
Balanced Strategy Fund	$3,000,000
Growth Strategy Fund	$2,870,000
Equity Growth Strategy Fund	$730,000

Swap Agreements
The Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis (i.e., the two payment streams are netted out, with the Funds receiving or paying only the net amount of the two payments). When a Fund engages in a swap, it exchanges

Notes to Quarterly Report 25

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Quarterly Report, continued — September 30, 2016 (Unaudited)

its obligations to pay or rights to receive payments for the obligations to pay or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

The Funds may enter into several different types of swap agreements including credit default, interest rate, total return (equity and/
or index) and currency swaps. Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk
(the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed or variable payment per period for a payment that is not fixed. Equity swaps are a counterparty agreement where two parties exchange two sets of cash flows on predetermined dates for an agreed upon amount of time. The cash flows will typically be an equity index value swapped with a floating rate such as LIBOR plus or minus a pre-defined spread. Index swap agreements are a counterparty agreement intended to expose cash to markets or to effect investment transactions consistent with those Funds’ investment objectives and strategies. Currency swaps are a counterparty agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.

The Funds generally expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date, or for return enhancement. Under most swap agreements entered into by a Fund, the parties' obligations are determined on a "net basis".
The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be segregated.
To the extent that the Funds enter into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds’ obligations, if any, with respect to such swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.

A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt.

As of September 30, 2016, the Funds had cash collateral balances in connection with swap contracts purchased/sold as follows:

	Cash Collateral for Swaps	Due to Broker
Moderate Strategy Fund	$600,000	$—
Balanced Strategy Fund	$880,000	$—
Growth Strategy Fund	$700,000	$140,000
Equity Growth Strategy Fund	$125,000	$—
Credit Default Swaps

The Funds may enter into credit default swaps. A credit default swap can refer to corporate issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. The Funds may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the Funds may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Funds may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, Funds enter into a credit default swap without owning the underlying asset or debt issued by the reference entity.
Credit default swaps allow Funds to acquire or reduce credit exposure to a particular issuer, asset or basket of assets.

As the seller of protection in a credit default swap, a Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event) and the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.

26 Notes to Quarterly Report

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Quarterly Report, continued — September 30, 2016 (Unaudited)

Certain Funds may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held their portfolios or to take a short position in a debt security, in which case the Fund would function as the counterparty referenced in the preceding paragraph.

If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). Certain Funds may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where Funds own or have exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.

Deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. Certain Funds may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or another defined credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and, for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period-end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-
backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that Funds as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of September
30, 2016, for which a Fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Credit default swaps could result in losses if the Funds do not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Funds had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. A Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, a Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event

Notes to Quarterly Report 27

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Quarterly Report, continued — September 30, 2016 (Unaudited)

were to occur, the value of any deliverable obligation received by a Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.

If the creditworthiness of a Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Funds will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Funds will be able to do so, the Funds may be able to reduce or eliminate their exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party.
The Funds may have limited ability to eliminate their exposure under a credit default swap if the credit quality of the reference entity or underlying asset has declined.

For the period ended September 30, 2016, the Funds entered into credit default swaps primarily for the strategies listed below:

Funds	Strategies
Moderate Strategy Fund	Return enhancement and hedging
Balanced Strategy Fund	Return enhancement and hedging
Growth Strategy Fund	Return enhancement and hedging

The Funds' period end credit default swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of credit default swap contracts. For the purpose of this disclosure, the volume is measured by the notional amounts outstanding at each quarter end.

		Credit Default Swap Notional Amounts Outstanding
Quarter Ended	March 31, 2016	June 30, 2016	September 30, 2016
Moderate Strategy Fund	$9,000,000	$9,000,000	$6,500,000
Balanced Strategy Fund	18,200,000	18,200,000	22,700,000
Equity Growth Strategy Fund	—	—	8,500,000

Total Return Swaps
The Funds may enter into index swap agreements to expose cash to markets or to effect investment transactions. Index swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard index swap transaction, the two parties agree to exchange the returns (or differentials in rates of return)
earned or realized on particular investments or instruments.

The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).

For the period ended September 30, 2016, the Funds entered into total return swaps primarily for the strategies listed below:

Funds	Strategies
Moderate Strategy Fund	Return enhancement and hedging
Balanced Strategy Fund	Return enhancement and hedging
Growth Strategy Fund	Return enhancement and hedging
Equity Growth Strategy Fund	Return enhancement and hedging

The Funds' period end total return swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of total return swap contracts. For the purpose of this disclosure, volume is measured by notional amounts outstanding at each quarter end.

	Total Return Swap Notional Amounts Outstanding
Quarter Ended	March 31, 2016	June 30, 2016	September 30, 2016
Moderate Strategy Fund	$1,082,743	$1,169,001	$1,600,056
Balanced Strategy Fund	3,141,452	3,391,718	4,600,303
Growth Strategy Fund	6,499,453	7,017,236	8,200,141
Equity Growth Strategy Fund	1,516,838	1,637,678	1,600,056

28 Notes to Quarterly Report

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Quarterly Report, continued — September 30, 2016 (Unaudited)

Master Agreements
Certain Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”)
with counterparties that govern transactions in OTC derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination and default include conditions that may entitle either party to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.
Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different ISDA Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

Guarantees
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Market, Credit and Counterparty Risk
In the normal course of business, the Funds and Underlying Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds and Underlying Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds and Underlying Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Funds' and Underlying Funds' financial statements (the
“Assets”). The Assets consist principally of cash due from counterparties and investments.

Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund or an Underlying
Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund or an Underlying Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held. This could cause a Fund or an Underlying Fund to underperform other types of investments.
3. Related Party Transactions, Fees and Expenses

Adviser and Administrator
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds, including developing the investment program for each Fund and managing each Fund's overall exposures. RIFUS is the Funds' administrator and transfer agent. RIFUS, in its capacity as the Funds' administrator, provides or oversees the provision of all administrative services for the Funds. RIFUS, in its capacity as the Funds' transfer agent, is responsible for maintaining the Funds' shareholder records and carrying out shareholder transactions. RIM is an indirect, wholly-owned subsidiary of Russell Investments Group, Ltd., a Cayman company.

The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the Russell U.S. Cash Management Fund, an unregistered Fund advised by RIM. As of September 30, 2016, the Funds had invested $2,907,550 in the Russell U.S. Cash Management Fund.

Notes to Quarterly Report 29

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Quarterly Report, continued — September 30, 2016 (Unaudited)

4. Federal Income Taxes
At September 30, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Moderate	Balanced	Growth Strategy	Equity Growth
	Strategy Fund	Strategy Fund	Fund	Strategy Fund
Cost of Investments	$106,811,902	$257,119,932	$187,058,505	$43,652,783
Unrealized Appreciation	$5,485,307	$26,890,180	$19,757,226	$4,605,213
Unrealized Depreciation	(637,560)	(2,589,606)	(3,137,384)	(347,254)
Net Unrealized Appreciation (Depreciation)	$4,847,747	$24,300,574	$16,619,842	$4,257,959

5. Pending Legal Proceedings
On October 17, 2013, Fred McClure filed a derivative lawsuit against RIM on behalf of ten RIC funds, some of which are Underlying
Funds in which the Funds invest: the Russell Commodity Strategies Fund, Russell Emerging Markets Fund, Russell Global
Equity Fund, Russell Global Infrastructure Fund, Russell Global Opportunistic Credit Fund, Russell International Developed
Markets Fund, Russell Multi-Strategy Alternative Fund, Russell Strategic Bond Fund, Russell U.S. Small Cap Equity Fund and
Russell Global Real Estate Securities Fund. The lawsuit, which was filed in the United States District Court for the District of
Massachusetts, seeks recovery under Section 36(b) of the Investment Company Act, as amended, for the funds’ alleged payment of excessive investment management fees to RIM. On December 8, 2014, Fred McClure filed a second derivative lawsuit in the United
States District Court for the District of Massachusetts. This second suit involves the same ten funds, and the allegations are similar, although the second suit adds a claim alleging that RIFUS charged the funds excessive administrative fees under Section 36(b).
The plaintiff seeks on behalf of the funds recovery of the amount of the allegedly excessive compensation or payments received from these ten funds and earnings that would have accrued to plaintiff had that compensation not been paid or, alternatively, rescission of the contracts and restitution of all excessive fees paid, for a period commencing one year prior to the filing of the lawsuit through the date of the trial. RIM and RIFUS are defending the actions.
6. Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date this Quarterly Report was issued and noted no items requiring adjustments of the Quarterly Report or additional disclosures except the following:

On October 4, 2016, the Board declared dividends payable from net investment income. Dividends will be payable on October 6,
2016, to shareholders of record on October 5, 2016.

30 Notes to Quarterly Report

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Shareholder Requests for Additional Information — September 30, 2016 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, (ii)
on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) at the Securities and Exchange Commission’s Office of
Investor Education and Advocacy (formerly, the public Reference Room).

The Board has delegated to RIM, as RIF’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Underlying Funds may be invested. RIM has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”).
The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio
Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional
Information (“SAI”). The SAI and information regarding how the Underlying Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2016 are available (i) free of charge, upon request, by calling the Funds at (800) 787-
7354, and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

If possible, depending on contract owner registration and address information, and unless you have otherwise opted out, only one copy of the RIF prospectus and each annual and semi-annual report will be sent to contract owners at the same address. If you would like to receive a separate copy of these documents, please contact your Insurance Company. If you currently receive multiple copies of the prospectus, annual report and semi-annual report and would like to request to receive a single copy of these documents in the future, please call your Insurance Company.

Some Insurance Companies may offer electronic delivery of the Funds’ prospectuses and annual and semi-annual reports. Please contact your Insurance Company for further details.

Financial statements of the Underlying Funds can be obtained at no charge by calling the Funds at (800)787-7354.

Shareholder Requests for Additional Information 31

Russell Investment Funds

1301 Second Avenue
Seattle, Washington 98101

800-787-7354
Fax: 206-505-3495
www.russellinvestments.com

Russell Investments

Item 2. Controls and Procedures

(a) Registrant's principal executive officer and principal financial officer has concluded that Registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on his evaluation of these controls and procedures as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no significant changes in Registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected or is likely to materially affect Registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certification for principal executive officer and principal financial officer of
Registrant as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Investment Funds

By:
Mark E. Swanson
President, Chief Executive Officer, Treasurer, Chief Accounting Officer and Chief
Financial Officer

Date: November 11, 2016